AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2018

1933 Act File No. 333-224553

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1 ☒

SEI INSTITUTIONAL MANAGED TRUST

(Exact name of registrant as specified in charter)

One Freedom Valley Drive
Oaks, Pennsylvania 19456

(Address of Principal Executive Offices) (Zip Code)

(610) 676-1000

(Registrant’s Telephone Number, Including Area Code)

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market St.

Philadelphia, Pennsylvania 19103

Title of Securities being Registered: Class F Shares and Class Y Shares of the Core Fixed Income Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

SEI INSTITUTIONAL MANAGED TRUST

ONE FREEDOM VALLEY DRIVE
OAKS, PENNSYLVANIA 19456

June 18, 2018

Dear Shareholder:

Enclosed is some important information concerning your investment in the U.S. Fixed Income Fund, a series of the SEI Institutional Managed Trust (the "Trust").

The Trust's Board of Trustees (the "Board") has determined that it is in the best interests of the U.S. Fixed Income Fund and its shareholders to reorganize the U.S. Fixed Income Fund into the Core Fixed Income Fund (each a "Fund" and together, the "Funds"), also a series of the Trust. Accordingly, the Board has approved an Agreement and Plan of Reorganization that provides for the reorganization of the U.S. Fixed Income Fund into the Core Fixed Income Fund.

The enclosed materials contain key information about the reorganization. As a result of the reorganization, you will receive a number of full and fractional shares of the corresponding class of Core Fixed Income Fund equal in value to the value of your U.S. Fixed Income Fund shares, as of the closing date of the reorganization, and you will become a shareholder of the Core Fixed Income Fund. The reorganization is expected to take place at the close of business on or about August 10, 2018.

The investment objective, strategies and risks of the U.S. Fixed Income Fund are similar to those of the Core Fixed Income Fund, and both series are managed by the same investment advisor, SEI Investments Management Corporation, and currently the same sub-advisers. Additionally, the U.S. Fixed Income Fund and the Core Fixed Income Fund have the same types of fees and expenses and substantially the same annual fund operating expense ratios.

The reorganization will not require any shareholder action, and you are not being asked to vote or take any other action in connection with the Reorganization. We do, however, ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the Core Fixed Income Fund, including its investment objective, strategies, risks, performance, fees and expenses.

Sincerely,

Robert Nesher
President

SEI INSTITUTIONAL MANAGED TRUST

ONE FREEDOM VALLEY DRIVE
OAKS, PENNSYLVANIA 19456

INFORMATION STATEMENT/PROSPECTUS
June 1, 2018

Acquisition of the assets and liabilities of:	By and in exchange for shares of:
U.S. Fixed Income Fund, a series of	Core Fixed Income Fund, a series of
SEI Institutional Managed Trust	SEI Institutional Managed Trust
One Freedom Valley Drive	One Freedom Valley Drive
Oaks, Pennsylvania 19456	Oaks, Pennsylvania 19456
(800) DIAL-SEI	(800) DIAL-SEI

This Information Statement and Prospectus should be read in conjunction with the Statement of Additional Information dated June 1, 2018 relating to the proposed reorganization of the U.S. Fixed Income Fund, a series of SEI Institutional Managed Trust, into the Core Fixed Income Fund, a separate series of SEI Institutional Managed Trust. You may obtain copies of the Statement of Additional Information by calling 1-800-DIAL-SEI or by sending a written request to the U.S. Fixed Income Fund or Core Fixed Income Fund at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

QUESTIONS AND ANSWERS ABOUT THE INFORMATION STATEMENT/PROSPECTUS

Q.  Why am I receiving this Information Statement/Prospectus?

A.  The SEI U.S. Fixed Income Fund is being reorganized into the SEI Core Fixed Income Fund (the "Reorganization"). Each Fund is a series of the SEI Institutional Managed Trust (the "Trust"). You are receiving this combined Information Statement and Prospectus ("Information Statement/Prospectus") to provide you with details about the Reorganization. At the time of the Reorganization, shareholders of the U.S. Fixed Income Fund will become shareholders of the Core Fixed Income Fund.

Q.  Who is receiving this Information Statement/Prospectus?

A.  Shareholders of record of the U.S. Fixed Income Fund as of the close of business on June 1, 2018 are receiving this Information Statement/Prospectus.

Q.  How will the Reorganization affect me as a Shareholder?

A.  Upon the Reorganization, shareholders of each class of shares of the U.S. Fixed Income Fund will become shareholders of the same share class of the Core Fixed Income Fund, and will receive shares of the Core Fixed Income Fund that are equal in value to their shares in the U.S. Fixed Income Fund. Since the Funds' net asset values per share differ, you may receive a greater or lesser number of shares than you currently hold in U.S. Fixed Income Fund. However, the aggregate net asset value of the shares in your account will be the same.

Q.  How did the Board reach its decision to approve the Reorganization?

A.  The Board of Trustees of the Trust (the "Board") has determined that the Reorganization is in the best interests of the U.S. Fixed Income Fund, the Core Fixed Income Fund and their shareholders. In approving the Reorganization, the Board considered a variety of factors, including (1) the similarity of the Funds' investment objectives, policies and restrictions; (2) the relative performance and risk characteristics of the Funds; (3) the fact that the investment adviser and sub-advisers for both Funds are currently the same; (4) the terms and conditions of the Agreement and Plan of Reorganization; (5) the costs to the Funds of the Reorganization; (6) the fact that the Reorganization is intended to qualify as a tax-free reorganization under federal tax laws; (7) the fact that the pro forma gross operating expenses of Core Fixed Income Fund after the Reorganization are estimated to be lower than the current gross operating expenses of U.S. Fixed Income Fund; (8) the fact that the management fee of Core Fixed Income Fund is identical to the management fee of U.S. Fixed Income Fund; (9) the fact that SEI Investments Management Corporation (the "Adviser") and its affiliates have agreed to a contractual fee waiver until January 31, 2021 with respect to the Core Fixed Income Fund; and (10) the fact that the Reorganization would increase the assets of Core Fixed Income Fund, which may reduce Core Fixed Income Fund's overall costs as the Fund grows through economies of scale. The Board also determined that the interests of the shareholders of the U.S. Fixed Income Fund and the Core Fixed Income Fund will not be diluted as a result of the Reorganization.

Q.  How much will the Reorganization cost and who will pay for it?

A.  The U.S. Fixed Income Fund will bear the costs and pay the expenses related to the preparation and assembly of this Information Statement/Prospectus and all mailing and other expenses associated with the Reorganization. These expenses are expected to be approximately $200,000. If the Reorganization is not completed, the Adviser will pay all such costs and expenses.

Q.  What is the tax impact of the Reorganization?

A.  The Reorganization is not expected to be a taxable transaction for federal income tax purposes, and you are not expected to recognize capital gain or loss upon the exchange of your shares in connection with this transaction. The cost basis of your shares in the Core Fixed Income Fund exchanged for your shares in the U.S. Fixed Income Fund will be the same as the basis of your shares in the U.S. Fixed Income Fund.

Prior to the Reorganization, the Target Fund intends to distribute any earnings and profits earned throughout the taxable year. Such distributions may be subject to federal, state and local taxation, depending upon the Target Fund shareholder's tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are reported by the Target Fund as qualified dividend income are generally taxable at reduced tax rates for non-corporate Target Fund shareholders.

Q.  Can I exchange or redeem my U.S. Fixed Income Fund shares before the Reorganization takes place?

A.  Yes. However, if you choose to do so, your request will be treated as a normal exchange or redemption of shares and may be a taxable transaction.

Q.  How comparable are the Funds' investment objectives and investment strategies?

A.  The investment objective of the U.S. Fixed Income Fund and the Core Fixed Income Fund is the same, which is to seek current income consistent with the preservation of capital. Further, the principal investment strategies of the Funds are similar. Both Funds invest primarily in fixed income securities. However, while the U.S. Fixed Income Fund may only invest in U.S. securities, the Core Fixed Income Fund may also invest in foreign securities, including emerging markets debt. Further, while U.S. Fixed Income is only permitted to invest to a limited extent in securities rated below investment grade (junk bonds), the Core Fixed Income Fund has the ability to invest a greater amount in such securities. The Core Fixed Income Fund may also engage in currency transactions, while the U.S. Fixed Income Fund may not. As such, while the investment strategies of the two Funds are similar, the Core Fixed Income Fund has a broader range of securities in which it may invest.

Each Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of the Adviser. Currently, the sub-advisers for both Funds are the same, however the Funds may not have the same set of Sub-Advisers immediately prior to or after the Reorganization.

Q.  How comparable are the Funds' risks?

A.  Given the similarity in investment objectives and strategies, the risks of the Funds are similar. Most risk factors, as discussed further below in this Information Statement/Prospectus, are the same for both Funds. However, a few are unique. For the Core Fixed Income Fund, the unique risk factors are Foreign Investment/Emerging Markets Risk, Currencies Risk and Bank Loans Risk, while for U.S. Fixed Income Fund the only unique risk factor is Exchange-Traded Funds (ETFs) Risk.

Q.  How comparable are the Funds' fees and expenses?

A.  The U.S. Fixed Income Fund and Core Fixed Income Fund have the same management fees, other expenses, and total annual fund operating expenses before voluntary waivers. For the fiscal year ending September 30, 2017, the total annual fund operating expenses after voluntary waivers were 0.66% and 0.41% for Class F and Class Y, respectively, of the U.S. Fixed Income Fund and 0.67% and 0.42% for Class F and Class Y, respectively, of the Core Fixed Income Fund. In connection with the Reorganization, the Board has approved an Expense Limitation Agreement with the Adviser, the Administrator, and their affiliates in which they have contractually agreed to waive certain fees and reimburse certain expenses in order to keep total annual fund operating expenses of the Core Fixed Income Fund from exceeding 0.66% for Class F and 0.41% for Class Y from the effective date of the Reorganization until January 31, 2021.

Q.  Do I need to take any action in connection with this reorganization?

A.  No. A shareholder vote will not be taken with respect to the matters described in this Information Statement/Prospectus. The U.S. Fixed Income Fund is not asking you for a proxy or to vote on the Reorganization, which will take place without any further action on your part.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES SUBJECT TO THIS INFORMATION STATEMENT/PROSPECTUS OR DETERMINED WHETHER THE INFORMATION IN THIS INFORMATION STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Synopsis	1
Principal Risk Factors	4
The Reorganization	13
Additional Information about the U.S. Fixed Income Fund and the Core Fixed Income Fund	18
Ownership of Shares of the Funds	31
Exhibit A — Form of Agreement and Plan of Reorganization	A-1

SYNOPSIS

INTRODUCTION

This combined information statement and prospectus (the "Information Statement/Prospectus") is being furnished to you because you are a shareholder of the U.S. Fixed Income Fund, a series of the SEI Institutional Managed Trust (the "Trust"). On or about August 10, 2018, the U.S. Fixed Income Fund will be reorganized into another series of the Trust, the Core Fixed Income Fund (the "Reorganization). In exchange for your shares of the U.S. Fixed Income Fund, you will receive a number of full and fractional shares of the corresponding class in the Core Fixed Income Fund equal in value to the value of your U.S. Fixed Income Fund shares, as of the closing date of the Reorganization.

The Board of Trustees of the Trust (the "Board") has determined that the Reorganization is in the best interests of the U.S. Fixed Income Fund, the Core Fixed Income Fund and each Fund's shareholders, and that the interests of the U.S. Fixed Income Fund's and Core Fixed Income Fund's shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is not expected to result in income, gain or loss being recognized by the U.S. Fixed Income Fund or its shareholders.

The U.S. Fixed Income Fund and the Core Fixed Income Fund (together, the "Funds") are each a series of the Trust, a Massachusetts business trust registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. SEI Investments Management Corporation ("SIMC" or the "Adviser") serves as the investment advisor to both Funds, and pursuant to an exemptive order obtained from the SEC, acts as a manager of managers for the Funds. The exemptive order permits the Adviser, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds, and the Adviser currently has retained the same set of sub-advisers for both Funds, however the Funds may not have the same set of Sub-Advisers immediately prior to or after the Reorganization. In addition, the Funds have the same trustees and officers and the same distributor, auditor, and other service providers.

This Information Statement/Prospectus sets forth concisely the information about the Core Fixed Income Fund you should know before the Reorganization and should be retained for future reference. It is both an information statement for the U.S. Fixed Income Fund and a prospectus for the Core Fixed Income Fund. This Information Statement/Prospectus is being mailed to shareholders on or about June 18, 2018.

A Statement of Additional Information relating to and dated the date of this Information Statement/Prospectus is incorporated herein by reference. Additional information with respect to the Funds is contained in (a) the Funds' Class F and Class Y prospectuses, each dated January 31, 2018, as supplemented to date (collectively, the "Funds' Prospectus"), which are incorporated herein by reference and accompany this Information Statement/Prospectus, (b) the Funds' Statement of Additional Information dated January 31, 2018, as supplemented to date (the "Funds' SAI"), and (c) the Funds' Annual Report for the fiscal year ended September 30, 2017 (the "Funds' Annual Report"). The Funds' file numbers are 033-09504 under the Securities Act of 1933, as amended and 811-04878 under the Investment Company Act of 1940, as amended (the "1940 Act").

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC. Free copies of any of the documents described above may be obtained without charge by calling 1-800-DIAL-SEI or by sending a written request to SEI Institutional Managed Trust, One Freedom Valley Drive, Oaks, Pennsylvania 19456. In addition, the documents can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can get copies of these materials for a fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet website (www.sec.gov). The Funds' Prospectus, SAI and Annual and Semi-Annual reports are also available at www.seic.com/fundprospectuses.

No shareholder vote will be taken with respect to the matters described in this Information Statement/Prospectus. THE FUND IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE FUND WITH RESPECT TO THE MATTERS DESCRIBED IN THIS INFORMATION STATEMENT/PROSPECTUS.

THE REORGANIZATION AND THE AGREEMENT AND PLAN OF REORGANIZATION

The U.S. Fixed Income Fund was launched in 2009 to offer a fixed income fund with lower risk relative to the Core Fixed Income Fund. While the U.S. Fixed Income Fund has achieved this goal during the period, the Adviser believes that the relative reduction in risk has not been sufficient to compensate for the lower return potential offered by the U.S. Fixed Income Fund relative to the Core Fixed Income Fund. Over recent years, the U.S. Fixed Income Fund's performance has lagged in comparison to the performance of the Core Fixed Income Fund, while providing only a moderate reduction in risk. Thus, in an effort to rationalize product offerings and ensure that investors receive optimal investment solutions, the Board has determined that it is in the best interests of the U.S. Fixed Income Fund and its shareholders to reorganize the U.S. Fixed Income Fund into the Core Fixed Income Fund. Accordingly, the Board has approved an Agreement and Plan of Reorganization (the "Agreement"), which is attached as Exhibit A to this Information Statement/Prospectus, which provides for the reorganization of the U.S. Fixed Income Fund into the Core Fixed Income Fund.

Under the Agreement, at the close of business on or about August 10, 2018, the U.S. Fixed Income Fund will transfer all of its assets to the Core Fixed Income Fund in exchange for shares of the Core Fixed Income Fund, and the Core Fixed Income Fund will also assume all of the liabilities of the U.S. Fixed Income Fund. You will receive a number of full and fractional shares of the corresponding class in the Core Fixed Income Fund equal in value to the value of your U.S. Fixed Income Fund shares, as of the closing date of the Reorganization. Following the closing of the Reorganization, the U.S. Fixed Income Fund will be liquidated and its registration under the 1940 Act will be terminated.

The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will not result in income, gain or loss being recognized by the Funds or their shareholders for federal income tax purposes.

The U.S. Fixed Income Fund will bear the costs and pay the expenses related to the preparation and assembly of this Information Statement/Prospectus and all mailing and other expenses associated with the Reorganization. These expenses are expected to be approximately $200,000. If the Reorganization is not completed, the Adviser will pay all such costs and expenses.

For more information about the Reorganization, see "The Reorganization" below.

COMPARISON OF THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The investment objective of the U.S. Fixed Income Fund and the Core Fixed Income Fund is the same, which is to seek current income consistent with the preservation of capital. Also, the principal investment strategies of the two Funds are similar, with the primary difference being that the U.S. Fixed Income Fund has less flexibility in terms of the types of securities in which it may invest relative to the Core Fixed Income Fund. The following are the most significant differences in the principal investment strategies of the two funds:

•  The U.S. Fixed Income Fund invests exclusively in U.S. securities, while the Core Fixed Income Fund may invest in foreign securities, including emerging markets;

•  The U.S. Fixed Income Fund may not invest more than 20% of its net assets in non-investment grade (junk bond) fixed income securities, while the Core Fixed Income Fund does not have such a limit;

•  The Core Fixed Income Fund may engage in currency transactions, while the U.S. Fixed Income Fund may not.

While the Core Fixed Income Fund has more investment flexibility, both Funds use the Bloomberg Barclays U.S. Aggregate Bond Index as their benchmark. This index is comprised of investment grade, US dollar-denominated fixed income securities. As a result, the Core Fixed Income Fund is typically invested primarily in the same types of investment grade U.S. fixed income securities as the U.S. Fixed Income Fund, with normally more limited exposures to its other permitted investments.

Beyond the key differences mentioned above, the Funds' principal investment strategies are largely the same. Each Fund may invest in futures contracts, forward contracts, options and swaps for speculative or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage a Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate a Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund's yield spread sensitivity. When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. A Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. Due to the Funds' investment strategies, each Fund may buy and sell securities and other instruments frequently.

Each Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of the Adviser. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. Currently, the Adviser has retained the same set of Sub-Advisers for both Funds. However, the Board of Trustees of the Core Fixed Income Fund may determine that it is in the best interests of the Core Fixed Income Fund and its shareholders to add a new investment sub-adviser to the Core Fixed Income Fund prior to the effective date of the Reorganization. Therefore, the Funds may not have the same set of Sub-Advisers immediately prior to or after the Reorganization.

For further information about the Funds' investment objectives and strategies, see "Additional Information about the U.S. Fixed Income Fund and the Core Fixed Income Fund — Investment Objectives and Principal Investment Strategies."

PRINCIPAL RISK FACTORS

The U.S. Fixed Income Fund and the Core Fixed Income Fund are subject to similar principal risks; however, there are some principal risks unique to each Fund. The Funds are subject to the following principal risks:

Principal Risks	U.S. Fixed Income Fund	Core Fixed Income Fund
Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.	✓	✓
Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.		✓
Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.	✓	✓

Principal Risks	U.S. Fixed Income Fund	Core Fixed Income Fund
Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.	✓	✓
Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.	✓	✓
Currency Risk — Due to its active positions in currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in U.S. or abroad.		✓

Principal Risks	U.S. Fixed Income Fund	Core Fixed Income Fund
Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.	✓	✓
Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.	✓	✓

Principal Risks	U.S. Fixed Income Fund	Core Fixed Income Fund
Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.	✓
Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.	✓	✓
Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.	✓	✓

Principal Risks	U.S. Fixed Income Fund	Core Fixed Income Fund
Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.		✓
Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.	✓	✓
Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.	✓	✓
Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.	✓	✓

Principal Risks	U.S. Fixed Income Fund	Core Fixed Income Fund
Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.	✓	✓
Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.	✓	✓

Principal Risks	U.S. Fixed Income Fund	Core Fixed Income Fund
Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.	✓	✓
Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.	✓	✓
Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.	✓	✓
U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.	✓	✓

FEES AND EXPENSES

Each Fund pays SIMC the same management fee of 0.28% for its advisory services to the Fund. SIMC's fee is calculated daily and paid monthly at an annual rate. SIMC then pays the Sub-Advisers out of its management fee for sub-advisory services provided to each Fund, and the rates paid to each Sub-Adviser vary. For the fiscal year ending September 30, 2017, each class of each Fund had the same total annual operating expenses before waivers of 0.77% for Class F and 0.52% for Class Y. However, currently the Adviser and its affiliates voluntarily waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of a Fund's business) at a specified level. For the fiscal year ending September 30, 2017, the total annual operating expenses after this voluntary waiver was 0.66% and 0.41% for Class F and Class Y, respectively, of the U.S. Fixed Income Fund and 0.67% and 0.42% for Class F and Class Y, respectively, of the Core Fixed Income Fund. The Adviser may discontinue all or part of these voluntary waivers at any time.

In light of the 0.01% difference in voluntary fee waivers between the Funds, in connection with the Reorganization, the Board has approved an Expense Limitation Agreement with the Adviser and its affiliates in which they have contractually agreed to waive fees and reimburse expenses in order to keep total ordinary operating expenses of the Core Fixed Income (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.66% for Class F and 0.41% for Class Y from the effective date of the Reorganization until January 31, 2021. This agreement may be amended or terminated only with the consent of the Board.

The following table sets forth: (i) the fees and expenses of the U.S. Fixed Income Fund as of September 30, 2017; (ii) the fees and expenses of the Core Fixed Income Fund as of September 30, 2017; and (iii) the estimated fees and expenses of the Core Fixed Income Fund on a pro forma basis after giving effect to the Reorganization and the Expense Limitation Agreement, based on pro forma combined assets as of September 30, 2017.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	U.S. Fixed Income Fund		Core Fixed Income Fund		Core Fixed Income Fund (Pro forma combined)
	Class F	Class Y	Class F	Class Y	Class F	Class Y
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution (12b-1) Fees	None	None	None	None	None	None
Other Expenses	0.49%^	0.24%^	0.49%^	0.24%^	0.48%	0.23%
Total Annual Fund Operating Expenses	0.77%	0.52%	0.77%	0.52%	0.76%	0.51%
Less Fee Waivers and/or Expense Reimbursement	None	None	None	None	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.77%	0.52%	0.77%	0.52%	0.66%	0.41%

^  Other Expenses have been restated to reflect estimated fees and expenses for the upcoming fiscal year.

*  Effective upon consummation of the Reorganization, the Core Fixed Income Fund's adviser, administrator and/or distributor have contractually agreed to waive fees and reimburse expenses in order to keep total ordinary operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.66% for Class F and 0.41% for Class Y. This fee waiver agreement shall remain in effect until January 31, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

The Example below is intended to help you compare the cost of investing in the U.S. Fixed Income Fund and the Core Fixed Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same (taking into account the contractual expense limitation through the period ending January 31, 2021). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
U.S. Fixed Income Fund
Class F	$79	$246	$428	$954
Class Y	$53	$167	$291	$653
Core Fixed Income Fund
Class F	$79	$246	$428	$954
Class Y	$53	$167	$291	$653
Core Fixed Income Fund (Pro forma combined)
Class F	$67	$211	$391	$915
Class Y	$42	$132	$254	$612

Although the pro forma projections presented above represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Core Fixed Income Fund's assets, many of which are beyond the control of the Core Fixed Income Fund and the Adviser.

Purchase, Redemption and Exchange Procedures; Dividends and Distributions

The procedures for purchasing, redeeming and exchanging Class F and Class Y shares of the Core Fixed Income Fund are the same as the transaction procedures applicable to the Class F and Class Y shares of the U.S. Fixed Income Fund. You may continue to purchase, redeem and exchange shares of the U.S. Fixed Income Fund prior to the Reorganization. The Funds also have the same dividend policy.

THE REORGANIZATION

Material Features of the Agreement

The Agreement sets forth the terms and conditions of the Reorganization. Material provisions of the Agreement are summarized below. A form of the Agreement is attached to this Information Statement/Prospectus as Exhibit A.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about August 10, 2018 (the "Effective Time"), all of the assets and liabilities of the U.S. Fixed Income Fund will be transferred to the Core Fixed Income Fund in exchange for shares of the Core Fixed Income Fund, such that at and after the Effective Time, the assets and liabilities of the U.S. Fixed Income Fund will become the assets and liabilities of the Core Fixed Income Fund. Shares of the Core Fixed Income Fund, having an aggregate net asset value equal to the value of the net assets of the U.S. Fixed Income Fund so transferred, all determined and adjusted as provided in the Agreement, will be distributed to shareholders of the U.S. Fixed Income Fund in exchange for their shares of the U.S. Fixed Income Fund. After completion of the Reorganization, each shareholder of the U.S. Fixed Income Fund will own a number of full and fractional shares of the corresponding class in the Core Fixed Income Fund equal in value to the value of such shareholder's shares of the U.S. Fixed Income Fund, as of the Effective Time. Following the completion of the Reorganization, the U.S. Fixed Income Fund will be liquidated and its registration under the 1940 Act will be terminated.

The Agreement provides that the Board will declare a dividend or dividends with respect to the U.S. Fixed Income Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the U.S. Fixed Income Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the U.S. Fixed Income Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

The Reorganization is subject to a number of conditions as set forth in the Agreement. Except as set forth below, the Fund, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the U.S. Fixed Income Fund or the Core Fixed Income Fund under the Agreement if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the U.S. Fixed Income Fund or the shareholders of the Core Fixed Income Fund. Certain conditions under the Agreement cannot be waived by the Fund, including the condition that the Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP. The Board may abandon the Agreement and the Reorganization at any time for any reason prior to the Effective Time. The Agreement provides further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Agreement; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Core Fixed Income Fund shares to be issued to the U.S. Fixed Income Fund shareholders under the Agreement to the detriment of such U.S. Fixed Income Fund shareholders.

The U.S. Fixed Income Fund will bear the expenses incurred in connection with the Reorganization, which are estimated to be $200,000, provided that expenses will be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the U.S. Fixed Income Fund or the Core Fixed Income Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code") or would prevent the Reorganization from qualifying as a

"reorganization" under Section 368(a) of the Code. If the Reorganization is not completed, the Adviser will pay all such costs and expenses.

Description of Reorganization Shares

Class F and Class Y shares of the Core Fixed Income Fund will be issued to shareholders of the U.S. Fixed Income Fund holding Class F and Class Y shares, respectively, in accordance with the Agreement. The Class F and Class Y shares of the Core Fixed Income Fund have the same characteristics as the Class F and Class Y shares of the Core Fixed Income Fund, and there are no material differences between the rights of the Core Fixed Income Fund shareholders and the rights of the U.S. Fixed Income Fund shareholders. For additional information about the Core Fixed Income Fund shares, see "Additional Information about the U.S. Fixed Income Fund and the Core Fixed Income Fund — Shareholder Information."

Reasons for the Reorganization

At meetings held on December 5, 2017 and January 24, 2018, the Board discussed the Reorganization. The Board, including a majority of the Trustees who are not "interested persons" of the Fund as that term is defined in the 1940 Act, approved the Agreement, and in approving the Agreement, the Board determined that the Reorganization is in the best interests of the Funds and that the interests of shareholders of the Funds will not be diluted as a result of the Reorganization. In making this determination, the Board considered a number of factors, including:

•  that the terms of the Agreement are reasonable;

•  that the U.S. Fixed Income Fund will bear the costs and pay the expenses related to the preparation and assembly of this Information Statement/Prospectus and all mailing and other expenses associated with the Reorganization;

•  that the investment objectives of the Funds are identical and the investment strategies, restrictions and risks of the Funds are similar;

•  that SIMC serves as investment adviser to both Funds, and the U.S. Fixed Income Fund's sub-advisers are currently the same as the Core Fixed Income Fund's sub-advisers;

•  that the Reorganization is intended to be tax-free for U.S. federal income tax purposes for the Funds and their shareholders;

•  that the Funds have the same investment advisory fee;

•  that immediately following the Reorganization the total annual fund operating expenses of the Core Fixed Income Fund before fee waivers will be lower than the U.S. Fixed Income Fund's current total annual fund operating expenses before waivers;

•  that SIMC and its affiliates have agreed to contractually waive fees and reimburse expenses in order to keep total annual fund operating expenses of the Core Fixed Income Fund (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.66% for Class F and 0.41% for Class Y from the effective date of the Reorganization until January 31, 2021;

•  the future prospects of the U.S. Fixed Income Fund, including its potential liquidation, if the Reorganization is not effected and that the Reorganization will allow the shareholders of the

U.S. Fixed Income Fund to retain their ownership stake in a fund vehicle that is managed similarly to the U.S. Fixed Income Fund;

•  the outperformance of the Core Fixed Income Fund relative to the performance of the U.S. Fixed Income Fund over the 1- and 5-year periods ending December 31, 2017, and since the inception of the U.S. Fixed Income Fund.

•  that the Core Fixed Income Fund provides greater opportunity for potentially higher returns than the U.S. Fixed Income Fund due to the Core Fixed Income Fund's broader investment flexibility while historically incurring only modestly higher risk; and

•  that the Reorganization will result in a greater asset size of the Core Fixed Income Fund and the possibility that the combined aggregate assets of the Funds upon consummation of the Reorganization would allow the Core Fixed Income Fund to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders.

Federal Income Tax Consequences

Each Fund intends to qualify as of the Effective Time as a "regulated investment company" under the Code. Accordingly, each Fund has been, and expects to continue to be, exempt from all or substantially all federal income taxes. Consummation of the Reorganization is subject to the condition that the Funds receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumptions and customary representations, to the effect that for federal income tax purposes:

(1)  The Reorganization will constitute a tax-free "reorganization" within the meaning of Section 368(a) of the Code, and the U.S. Fixed Income Fund and the Core Fixed Income Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  No gain or loss will be recognized by the U.S. Fixed Income Fund upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Core Fixed Income Fund in exchange solely for the issuance of shares of the Core Fixed Income Fund except for (A) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(3)  No gain or loss will be recognized by the U.S. Fixed Income Fund upon the distribution (in pursuance of the Agreement) by the U.S. Fixed Income Fund to its shareholders of shares of the Core Fixed Income Fund received as a result of the Reorganization;

(4)  No gain or loss will be recognized by the Core Fixed Income Fund upon the receipt by it of all of the assets of the U.S. Fixed Income Fund solely in exchange for the issuance of shares of the Core Fixed Fund and the assumption by the Core Fixed Income Fund of all of the U.S. Fixed Income Fund's liabilities, if any;

(5)  The tax basis of the assets received by the Core Fixed Income Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of the U.S. Fixed Income Fund immediately before the Reorganization, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the U.S. Fixed Income Fund upon the Reorganization;

(6)  The holding period for the Core Fixed Income Fund with respect to the assets of the U.S. Fixed Income Fund received in the Reorganization will include the period for which such assets were held by the U.S. Fixed Income Fund other than assets with respect to which gain or loss is required to be recognized;

(7)  No gain or loss will be recognized by the shareholders of the U.S. Fixed Income Fund upon the exchange of their shares of the U.S. Fixed Income Fund for shares of the Core Fixed Income Fund (including fractional shares to which they may be entitled);

(8)  The aggregate tax basis of the Core Fixed Income Fund shares received by each shareholder of the U.S. Fixed Income Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder's U.S. Fixed Income Fund shares immediately prior to the Reorganization;

(9)  The holding period for the shares of the Core Fixed Income Fund received by the U.S. Fixed Income Fund's shareholders (including fractional shares to which they may be entitled) will include the holding period of the U.S. Fixed Income Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the U.S. Fixed Income Fund as capital assets as of the closing date of the Reorganization; and

(10)  The Core Fixed Income Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the U.S. Fixed Income Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the Reorganization on the Core Fixed Income Fund, the U.S. Fixed Income Fund or any U.S. Fixed Income Fund shareholder with respect to any asset as to which unrealized gains and losses are required to be recognized for U.S. federal income tax purposes under a mark-to-market system of accounting. An asset subject to a mark-to-market system of accounting is generally treated as sold for its fair market value on the last business day of the tax year.

The tax attributes, including capital loss carryovers, of the Target Fund will move to the Acquiring Fund in the Reorganization. On September 30, 2017, the Acquiring Fund had a capital loss carryforward of $5,483,000. On September 30, 2017, the Target Fund had a capital loss carryforward of $3,505,000. Utilization of capital loss carryforwards of the Target Fund will be subject to limitations because of an ownership change. Additionally, for five years beginning after the Closing Date of the Reorganization, neither Fund will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

Capitalization

The following table sets forth the capitalization of each Fund as of April 20, 2018, and the pro forma combined capitalization of the Fund as if the Reorganization had occurred on that date.

	U.S. Fixed Income Fund	Core Fixed Income Fund	Pro Forma Adjustments	Pro Forma Combined Core Fixed Income Fund
Net Assets
Class F	$1,665,589,220	$1,850,958,104	(148,699)[1]	$3,516,398,625
Class Y	$148,879,748	$244,855,950	(16,355)[1]	$393,719,343
Class I	$—	$5,415,489	54[1]	$5,415,543
Total Net Assets	$1,814,468,968	$2,095,814,504	(165,000)	$3,915,533,511
Shares Outstanding
Class F	168,650,158	169,138,763	(16,450,225)[2]	321,338,696
Class Y	15,076,738	22,363,496	(1,479,063)[2]	35,961,171
Class I	—	495,125	—	495,125
Total Shares Outstanding	183,726,896	191,997,384	(17,929,288)	357,794,992
Net Asset Value Per Share
Class F	$9.98	$10.94	—	$10.94
Class Y	$9.98	$10.95	—	$10.95
Class I	$—	$10.94	—	$10.94

1  Figure reflects the costs associated with the Reorganization (estimated to be approximately $200,000) which will be borne by the shareholders of the U.S. Fixed Income Fund if the Reorganization is approved and completed, as well as adjustments for consolidation of audit fees.

2  Represents the capitalization adjustments to the Shares Outstanding of each class.

It is impossible to predict how many shares of the Core Fixed Income will actually be received and distributed by the U.S. Fixed Income Fund on the closing date of the Reorganization. The table should not be relied upon to determine the amount of the Core Fixed Income Fund's shares that will actually be received and distributed.

ADDITIONAL INFORMATION ABOUT THE U.S. FIXED INCOME FUND AND THE CORE FIXED INCOME FUND

Investment objectives and principal investment strategies

The table below shows the Investment Objective and Principal Investment Strategies of the two Funds.

U.S. FIXED INCOME FUND	CORE FIXED INCOME FUND
Investment Objective	Investment Objective
Current income consistent with the preservation of capital.	Current income consistent with the preservation of capital.
Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the U.S. Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade U.S. fixed income securities. The Fund will invest primarily in U.S. corporate and government fixed income securities, including mortgage-backed securities, mortgage dollar rolls and asset-backed securities.

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in investment and non-investment grade (junk bond) U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities, mortgage dollar rolls and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

U.S. FIXED INCOME FUND	CORE FIXED INCOME FUND
The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.
The Fund may also invest in futures contracts, forward contracts, options and swaps for speculative or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.	The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.
The Fund may also invest in futures contracts, forward contracts, options and swaps for speculative or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure.
These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

U.S. FIXED INCOME FUND	CORE FIXED INCOME FUND
The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may also invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.
While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Bloomberg Barclays U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. The dollar-weighted average duration of the Bloomberg Barclays U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2017 it was 5.98 years.	The Sub-Advisers may also engage in currency transactions using futures and foreign currency forward contracts either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may also invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).
The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans or assignments of all or a portion of the loans from third parties.
While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility.
The dollar-weighted average duration of the Bloomberg Barclays U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2017 it was 5.98 years.

Investment Policies

The Funds have the same fundamental and non-fundamental investment policies, including the same investment objective.

Summary of Past Performance

The bar charts and the performance tables below provide some indication of the risks of investing in the Class F Shares of the Funds by showing changes in the Funds' performance from year to year and by showing how the Funds' average annual returns for 1, 5 and 10 years, and since the Funds' inception, compare with those of a broad measure of market performance. The Funds' past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I Shares of the U.S. Fixed Income Fund have not commenced operations and therefore do not have a performance history.

U.S. Fixed Income Fund

Best Quarter: 3.51% (09/30/11) Worst Quarter: -3.00% (12/31/16)

The Fund's Class F total return from January 1, 2018 to March 31, 2018 was -1.53%.

Average Annual Total Returns (for the periods ended December 31, 2017)

U.S. Fixed Income Fund	1 Year	5 Years	Since Inception (7/2/2009)
Return Before Taxes
Class F Shares	3.41%	1.92%	4.09%
Class Y Shares*	3.56%	2.05%	4.16%
Return After Taxes on Distributions
Class F Shares	2.53%	0.81%	2.64%
Return After Taxes on Distributions and Sale of Fund Shares
Class F Shares	1.92%	0.96%	2.60%
Bloomberg Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	3.71%†

*  The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

†  Index returns are shown from July 31, 2009.

Core Fixed Income Fund

Best Quarter: 8.12% (09/30/09) Worst Quarter: -3.23% (09/30/08)

The Fund's Class F total return from January 1, 2018 to March 31, 2018 was -1.42%.

Average Annual Total Returns (for the periods ended December 31, 2017)

Core Fixed Income Fund	1 Year	5 Years	10 Years	Since Inception (5/1/1987)
Return Before Taxes
Class F Shares	4.15%	2.51%	4.83%	6.19%
Class Y Shares*	4.50%	2.66%	4.91%	6.22%
Class I Shares**	4.01%	2.31%	4.60%	5.81%
Return After Taxes on Distributions
Class F Shares	3.08%	1.16%	3.36%	4.09%
Return After Taxes on Distributions and Sale of Fund Shares
Class F Shares	2.34%	1.30%	3.14%	4.02%
Bloomberg Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%	6.39%†

*  The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

**  The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

†  Index returns are shown from May 31, 1987.

Index Provider Information

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

Investment Adviser

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of December 31, 2017, SIMC had approximately $176.5 billion in assets under management. Each Fund is managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board, is responsible for:

•  researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

•  allocating, on a continuous basis, assets of a Fund among the Sub-Advisers;

•  monitoring and evaluating each Sub-Adviser's performance;

•  overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

•  monitoring each Sub-Adviser's adherence to its investment style

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to each Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities. SIMC has retained the same set of Sub-Advisers for both Funds, however the Funds may not have the same set of Sub-Advisers immediately prior to or after the Reorganization.

For the fiscal year ended September 30, 2017, SIMC received investment advisory fees, as a percentage of each Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Core Fixed Income Fund	0.275%	0.17%
U.S. Fixed Income Fund	0.275%	0.17%

A discussion regarding the basis of the Board's approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' Semi-Annual Report, which covers the period of October 1, 2016 through March 31, 2017, and the Funds' Annual Report, which covers the period of October 1, 2016 through September 30, 2017.

SIMC Portfolio Managers

The following portfolio managers are primarily responsible for the management and oversight of the Funds:

Richard A. Bamford serves as a Portfolio Manager for the Fixed Income team within SIMC's Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and a Master of Business Administration with a concentration in Finance from St. Joseph's University.

Erin Garrett serves as a Portfolio Manager for the SEI US Investment Grade fixed income strategies within SIMC's Investment Management Unit. Ms. Garrett's duties include manager analysis and selection, strategy development and enhancement as well as investment research. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance and a Master of Business Administration graduating magna cum laude from the Villanova University.

Sub-Advisers and Portfolio Managers

SIMC has retained the same set of Sub-Advisers for both Funds, however the Funds may not have the same set of Sub-Advisers immediately prior to or after the Reorganization. Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of a Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for the Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

Jennison Associates LLC

Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 (Main Office) and One International Place, Suite #4300, Boston, Massachusetts 02110 (Fixed Income Management), serves as a Sub-Adviser to the Funds. A team of investment professionals manages the portion of the Funds' assets allocated to Jennison. The team consists of Thomas G. Wolfe, Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager; Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager; Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager; Miriam Zussman, Managing Director and Fixed Income Portfolio Manager; Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager; Eric G. Staudt, CFA, Managing Director and Fixed Income Portfolio Manager; Samuel B. Kaplan, CFA, Managing Director and Fixed Income Portfolio Manager; and James Gaul, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a Portfolio Manager and is the Head of the Fixed Income team. Mr. Wolfe is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Brown joined Jennison in 1988 as a Fixed Income Trader specializing in mortgage securities. Since 1997, Mr. Brown has been part of the portfolio management team with primary responsibility for mortgage strategies; he also develops and implements strategy for yield curve, Treasury/agency securities and futures. Mr. Klemmer joined Jennison in 1982 to help develop its proprietary fixed income analytic systems and to participate in the management of structured fixed income portfolios. Mr. Klemmer shares responsibility for asset backed and commercial mortgage backed securities and corporate credit analysis along with portfolio management duties. Ms. Zussman joined Jennison in May 2004 as a Senior Vice President and Fixed Income Portfolio Manager. From 2006 to January 2012, Ms. Zussman provided her credit expertise on a full time basis to Jennison as an outside consultant. Ms. Zussman rejoined Jennison beginning February 2012 as a Managing Director and Fixed Income Portfolio Manager. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and was the Lead Trader for Treasuries, agencies and mortgage-backed securities until joining the portfolio management team in 2005. Mr. Lourie develops and implements investment strategies in the same sectors. In addition, Mr. Lourie works on asset/liability modeling and analysis. Mr. Staudt joined Jennison in 2010 to add to the depth of Jennison's credit team. Mr. Staudt is responsible for developing and implementing strategies in the credit sector. For the previous 11 years, Mr. Staudt worked at UBS Global Asset Management. While there Mr. Staudt was a Senior Credit Analyst for three years prior to becoming a Fixed Income Portfolio Manager in 2001 and Senior Fixed Income Portfolio Manager in 2005. Mr. Kaplan joined Jennison in March 2008 as a Fixed Income Trader and became a Fixed Income Portfolio Manager in February 2016. Mr. Kaplan works closely with Mr. Brown and Mr. Lourie on the yield curve, Treasury/agency and futures team. Mr. Gaul joined Jennison in February 2016 as a Managing Director and Fixed Income Portfolio Manager with expertise in the investment grade credit sector. Prior to Jennison, Mr. Gaul was with Standish Mellon Asset

Management Company from 2006 to 2016 where he served as the Director of Investment Grade Credit since 2011 and a Credit Portfolio Manager since 2009.

Metropolitan West Asset Management, LLC

Metropolitan West Asset Management, LLC (MetWest), located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, serves as a Sub-Adviser to the Funds. A team of investment professionals manages the portion of the Funds' assets allocated to MetWest. The team consists of Tad Rivelle, MetWest's Group Managing Director, Chief Investment Officer — Fixed Income and Generalist Portfolio Manager, who is responsible for developing the firm's long-term economic outlook that guides strategies; Laird Landmann, President and Generalist Portfolio Manager, Stephen Kane, CFA, Group Managing Director and Generalist Portfolio Manager and Bryan Whalen, CFA, Group Managing Director and Generalist Portfolio Manager who co-manage security selection and the trade execution process. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996. Mr. Whalen has been with MetWest since May 2004.

Wells Capital Management Incorporated

Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Funds. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. A team of investment professionals led by Tom O'Connor, CFA, Managing Director, Senior Portfolio Manager and Co-Head, Troy Ludgood, Managing Director, Senior Portfolio Manager and Co-Head, Maulik Bhansali, CFA, Senior Portfolio Manager, and Jarad Vasquez, Senior Portfolio Manager, manages the portion of the Funds' assets allocated to WellsCap. Mr. O'Connor joined WellsCap in 2000 and began his investment career in 1988. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. Mr. Bhansali joined WellsCap in 2001, where he began his investment career. Mr. Vasquez joined WellsCap in 2007 and began his investment career in 2001. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy, which is employed by the Funds.

Western Asset Management Company

Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Funds. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech and Portfolio Managers Carl L. Eichstaedt, CFA, Chai-Liang Lian, Mark S. Lindbloom and Michael C. Buchanan, manage the portion of the Funds' assets allocated to Western Asset (Messrs. Lian and Buchanan only serve as Portfolio Managers to the Core Fixed Income Fund). Mr. Leech is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Eichstaedt, Lian, Lindbloom and Buchannan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech and Eichstaedt have each served as Portfolio Managers for Western Asset for over 20 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990, Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994, and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Mr. Lian joined Western Asset as a Portfolio Manager in 2011. Mr. Lian also serves as Western Asset's Head of Emerging Markets Debt. Mr. Buchanan also serves as Western Asset's Deputy Chief Investment Officer and Head of Global Credit.

Western Asset Management Company Limited

Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Funds. S. Kenneth Leech, Chief Investment Officer and Portfolio Manager, manages the portion of the Funds' assets allocated to Western Asset Limited. Mr. Leech joined Western Asset companies in 1990 and has 40 years of industry experience.

The Trust's SAI contains additional information about the Funds' management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Funds.

Shareholder Information

Shareholder information, such as (i) pricing of Fund shares, (ii) purchase, redemption and exchange of Class F and Class Y Fund shares, (iii) investor eligibility; (iv) frequent purchases and redemption of Fund shares, (v) dividends and distributions, and (vi) tax consequences of buying, selling and exchanging Fund shares, is the same for both Funds. A summary of certain of this information is included below. More detailed shareholder information is contained in the Funds' Prospectuses.

The minimum initial investment for Class F Shares and Class Y Shares of each Fund is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y shares.

The investor eligibility requirements are the same for Class F Shares and Class Y Shares of each Fund.

You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Normally, the Funds will make payment on your redemption on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account. The Funds generally pay sale (redemption) proceeds in cash during normal market conditions. To the extent that a Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Funds also operate an interfund lending program that enables a Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help a Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). All of these methods may be used during both normal and stressed market conditions.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account. The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason, without notice.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  If the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  If a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

Each Fund calculates its NAV per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

The Funds' procedures for valuing their assets are the same. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Pricing Policies and Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

If a security's price cannot be obtained, a Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, a Fund will value the security using the Funds' Fair Value Pricing Policies and Procedures. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Each Fund distributes its investment income periodically as dividends to shareholders. It is the policy of each Fund to declare its net investment income daily and distribute it monthly. The Funds make distributions of capital gains, if any, at least annually.

The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F Shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class F Shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Distributor

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. Each Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may compensate these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of a Fund to its customers rather than other funds or investment products.

These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single share. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from each Fund's financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gains (Losses) on Investments[1]	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F2
2017	$11.71	$0.25	$(0.15)	$0.10	$(0.26)	$(0.23)	$(0.49)	$11.32	1.02%	$1,855,251	0.67%	0.67%	0.80%	2.19%	386%
2016	11.47	0.26	0.37	0.63	(0.27)	(0.12)	(0.39)	11.71	5.64	2,070,113	0.69[3]	0.69[3]	0.88[3]	2.29	336
2015	11.47	0.27	—	0.27	(0.27)	—	(0.27)	11.47	2.36	2,068,581	0.67	0.67	0.86	2.32	350
2014	11.20	0.29	0.28	0.57	(0.30)	—	(0.30)	11.47	5.14	2,041,268	0.67	0.67	0.85	2.59	343
2013	11.64	0.30	(0.42)	(0.12)	(0.32)	—	(0.32)	11.20	(1.09)	1,904,623	0.67	0.67	0.85	2.57	342
Class Y
2017	$11.71	$0.28	$(0.15)	$0.13	$(0.29)	$(0.23)	$(0.52)	$11.32	1.27%	$225,440	0.42%	0.42%	0.55%	2.46%	386%
2016	11.47	0.29	0.37	0.66	(0.30)	(0.12)	(0.42)	11.71	5.90	70,916	0.44[3]	0.44[3]	0.63[3]	2.55	336
2015[4]	11.47	0.08	—	0.08	(0.08)	—	(0.08)	11.47	0.69	22,985	0.42	0.42	0.63	2.66	350

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gains (Losses) on Investments[1]	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Fixed Income Fund
Class F2
2017	$10.58	$0.19	$(0.21)	$(0.02)	$(0.19)	$(0.17)	$(0.36)	$10.20	(0.11)%	$1,638,534	0.66%	0.66%	0.79%	1.84%	463%
2016	10.38	0.19	0.32	0.51	(0.20)	(0.11)	(0.31)	10.58	4.94	1,205,262	0.68[3]	0.68[3]	0.88[3]	1.81	401
2015	10.33	0.20	0.08	0.28	(0.21)	(0.02)	(0.23)	10.38	2.67	1,113,602	0.66	0.66	0.86	1.92	313
2014	10.15	0.21	0.18	0.39	(0.21)	—	(0.21)	10.33	3.91	1,098,480	0.66	0.66	0.86	2.02	345
2013	10.84	0.19	(0.36)	(0.17)	(0.21)	(0.31)	(0.52)	10.15	(1.61)	1,022,233	0.66	0.66	0.86	1.85	319
Class Y
2017	$10.58	$0.21	$(0.20)	$0.01	$(0.22)	$(0.17)	$(0.39)	$10.20	0.14%	$158,817	0.41%	0.41%	0.54%	2.09%	463%
2016	10.38	0.21	0.32	0.53	(0.22)	(0.11)	(0.33)	10.58	5.20	97,132	0.43[3]	0.43[3]	0.63[3]	2.06	401
2015[5]	10.44	0.17	(0.06)[6]	0.11	(0.17)	—	(0.17)	10.38	1.03	89,000	0.41	0.41	0.61	2.16	313

†  Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡  Includes redemption fees of $0.03 per share.

1  Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

2  Effective January 31, 2017, Class A Shares were renamed as Class F Shares of the same Fund.

3  The expense ratio includes proxy expenses outside of the cap.

4  Commenced operations on June 30, 2015. All ratios for the period have been annualized.

5  Commenced operations on December 31, 2014. All ratios for the period have been annualized.

6  The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.

Amounts designated as " — " are $0 or have been rounded to $0.

OWNERSHIP OF SHARES OF THE FUNDS

As of May 21, 2018, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the Class F and Class Y Shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

Name and Address	Number of Shares	Percent of Class
Core Fixed Income Fund — Class F Shares
SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS 1 FREEDOM VALLEY DR	97,632,951.105	57.75%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DR OAKS PA 19456-9989	47,062,175.040	27.84%
Core Fixed Income Fund — Class Y Shares
SEI PRIVATE TRUST COMPANY C/O GWS US ADVISORS Y SHARES 1 FREEDOM VALLEY DR	11,050,015.898	48.58%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS	6,711,367.379	29.51%
GREAT-WEST TRUST COMPANY LLC TTEE F C/O FASCORE LLC FBO CAPITAL HLTH RET SAV & INVST PL	2,211,341.194	9.72%
SEI PRIVATE TRUST COMPANY C/O GWS US ADVISORS Y SHARES 1 FREEDOM VALLEY DR	1,375,321.246	6.05%
SEI PRIVATE TRUST COMPANY C/O PINNACLE TRUST GWP 1 FREEDOM VALLEY DR	1,185,771.575	5.21%
U.S. Fixed Income Fund — Class F Shares
SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS 1 FREEDOM VALLEY DR	103,949,116.589	61.36%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DR OAKS PA 19456-9989	46,569,655.163	27.49%
SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS 1 FREEDOM VALLEY DR	9,154,831.468	5.40%

Name and Address	Number of Shares	Percent of Class
U.S. Fixed Income Fund — Class Y Shares
SEI ASSET ALLOCATION MARKET GROWTH STRATEGY FUND 1 FREEDOM VALLEY DRIVE	3,931,582.901	26.03%
SEI ASSET ALLOCATION MODERATE STRATEGY FUND ATTN JACK MCCUE	3,211,742.303	21.27%
SEI ASSET ALLOCATION CORE MARKET STRATEGY FUND ATTN JACK MCCUE IMU	2,658,766.845	17.60%
SEI ASSET ALLOCATION AGGRESSIVE STRATEGY FUND ATTN JACK MCCUE — IMU	1,162,908.259	7.70%
SEI PRIVATE TRUST COMPANY C/O GWS US ADVISORS Y SHARES 1 FREEDOM VALLEY DR	1,129,914.021	7.48%
SEI ASSET ALLOCATION CONSERVATIVE STRATEGY FUND ATTN JACK MCCUE	1,039,044.938	6.88%

On the basis of the share holdings information presented above, the above persons will own the following percentage of the outstanding shares of the Class F and Class Y Shares of the Core Fixed Income Fund upon consummation of the Reorganization. These tables assume that the value of the shareholder's interest in a class of the Fund on the date of the consummation of the Reorganization is the same as on May 21, 2018.

Name and Address	Number of Shares	Percent of Fund/Class
Core Fixed Income Fund — Class F Shares
SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS	201,582,067.694	59.55%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DR	93,631,830.203	27.66%
Core Fixed Income Fund — Class Y Shares
SEI PRIVATE TRUST COMPANY C/O GWS US ADVISORS Y SHARES	12,179,929.919	32.18%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS	7,016,244.967	18.54%
SEI ASSET ALLOCATION MARKET GROWTH STRATEGY FUND	3,931,582.901	10.39%
SEI ASSET ALLOCATION MODERATE STRATEGY FUND	3,211,742.303	8.49%
GREAT-WEST TRUST COMPANY LLC TTEE F C/O FASCORE LLC	2,211,341.194	5.84%

As of May 21, 2018, the directors and officers of the Trust, as a group, owned less than 1% of each class of the Funds and less than 1% of the Trust.

EXHIBIT A

AGREEMENT AND PLAN OF
REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this day of , 2018, by and between SEI Institutional Managed Trust, a Massachusetts business trust (the "Trust"), on behalf of the U.S. Fixed Income Fund (the "Target Fund"), and the Trust, on behalf of the Core Fixed Income Fund (the "Acquiring Fund," and, together with the Target Fund, the "Funds"). SEI Investments Management Corporation ("SIMC") joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Target Fund and the Acquiring Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at One Freedom Valley Drive, Oaks, Pennsylvania, 19456.

WHEREAS, the Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 23, 1988 under an Agreement and Declaration of Trust, as amended or supplemented from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, the Target Fund and the Acquiring Fund are each a separate investment series of the Trust and the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the following table shows (i) the Target Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Target Fund and its Classes of Shares	Corresponding Acquiring Fund and its Corresponding Classes of Shares
U.S. Fixed Income Fund	Core Fixed Income Fund
Class F Shares	Class F Shares
Class Y Shares	Class Y Shares

WHEREAS, each of the Target Fund and the Acquiring Fund is authorized to issue shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees who are not "interested persons," as such term is defined in Section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds' respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby covenant and agree as follows:

1.  Plan of Reorganization. As of the opening of business on [August 10], 2018 or at such other time and date as fixed by the mutual consent of the parties (the "Closing Date"), the Target Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as of the Valuation Time (as defined in Section 5 of this Agreement), to the Acquiring Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Acquiring Fund shall acquire all assets, and shall assume all liabilities of the Target Fund, and the Acquiring Fund shall deliver to the Target Fund a number of Class F and Class Y shares of beneficial interest of the Acquiring Fund ("Acquiring Fund Shares"), both full and fractional, equivalent in value to the corresponding Class F and Class Y shares of beneficial interest of the Target Fund ("Target Fund Shares") outstanding immediately prior to the Closing Date. Shareholders of record of each class of the Target Fund at the Closing Date shall be credited with full and fractional shares of the corresponding class of the Acquiring Fund. The assets and liabilities of the Target Fund shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Target Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. The events outlined in this Section 1 are referred to herein collectively as the "Reorganization."

2.  Transfer of Assets.

(a)  The assets of the Target Fund to be acquired by the Acquiring Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (the "Statement of Assets and Liabilities"), as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Target Fund and other property owned by the Target Fund at the Closing Date.

(b)  The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Target Fund with a list of the securities, if any, on the Target Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Target Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Target Fund holds any investments that the Acquiring Fund may not hold, the Target Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Target Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Target Fund, such disposition would either violate the Target Fund's fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by the Target Fund with respect to the opinion described below).

(c)  The Target Fund shall direct U.S. Bank National Association, as custodian for the Target Fund (the "Custodian"), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Acquiring Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Target Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Target Fund's assets are deposited, the Target Fund's assets deposited with such depositories. The cash to be transferred by the Target Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)  The Target Fund shall direct SEI Institutional Transfer Agent, Inc., in its capacity as the Target Fund's transfer agent (the "Transfer Agent"), to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Target Fund Shares and the number and percentage ownership of outstanding shares of each class owned by each shareholder immediately prior to the Closing Date. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares of each class to be credited at the Closing Date to the Secretary of the Target Fund, or provide evidence that the Acquiring Fund Shares have been credited to the Target Fund's account on the books of the Acquiring Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.  Calculations.

(a)  The number of full and fractional Acquiring Fund Shares of each class to be issued in exchange for the Target Fund's assets pursuant to Section 1 hereof shall be determined by dividing the net assets of that Target Fund share class by the net asset value per share of the corresponding class of the Acquiring Fund, determined in accordance with Sections 3(b) and 4. Shareholders of record of each class of shares of the Target Fund at the Closing Date shall be credited with full and fractional Acquiring Fund Shares of the corresponding class.

(b)  The net asset value per share of the Acquiring Fund Shares shall be computed as of the Valuation Time, in accordance with the pricing policies and procedures adopted by the Board of Trustees of the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the "1933 Act").

4.  Valuation of Assets. The value of the assets of the Target Fund shall be computed as of the Valuation Time. The net asset value of the assets of the Target Fund to be transferred to the Acquiring Fund shall be computed by the Acquiring Fund. In determining the value of the securities transferred by the Target Fund to the Acquiring Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Trustees of the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquiring Fund.

5.  Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on the business day immediately preceding the Closing Date (the "Valuation Time"). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Target Fund is practicable.

6.  Liquidation of the Target Fund and Cancellation of Shares. At the Closing Date, the Target Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Target Fund will be distributed to the shareholders of record of the Target Fund as of the Closing Date in exchange for their Target Fund Shares of the corresponding class and in complete liquidation of the Target Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of the Target Fund that represents the respective number of Acquiring Fund Shares of each class due such shareholder. All of the issued and outstanding shares of the Target Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Acquiring Fund Shares of the corresponding class. The Target Fund's transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Target Fund.

7.  Representations and Warranties of the Acquiring Fund. The Acquiring Fund represents and warrants to the Target Fund as follows:

(a)  The Acquiring Fund has been duly established as a separate investment series of the Trust, which is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

(b)  The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

(c)  The shares of the Acquiring Fund have been duly established and represent a fractional undivided interest in the Acquiring Fund. The issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquiring Fund. The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund's shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(d)  The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust's Board of Trustees and no other proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Target Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquiring Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles. The Acquiring Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)  The audited financial statements of the Acquiring Fund as of September 30, 2017 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Target Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(f)  Since September 30, 2017, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Target Fund. For purposes of this paragraph (f), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(g)  The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)  Except as otherwise disclosed in writing and accepted by the Target Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)  Except for contracts and agreements disclosed to the Target Fund, under which no default exists, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquiring Fund.

(j)  As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)  For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquiring Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)  The Acquiring Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)  The information statement and prospectus and statement of additional information (collectively, the "Information Statement/Prospectus") to be included in the Acquiring Fund's registration statement on Form N-14 (the "N-14 Registration Statement") and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquiring Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such N-14 Registration Statement. The N-14 Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such N-14 Registration Statement; provided, however, that the Acquiring Fund makes no representations or warranties as to the information contained in the N-14 Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Target Fund and furnished by the Target Fund to the Acquiring Fund specifically for use in connection with the N-14 Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8.  Representations and Warranties of the Target Fund. The Target Fund represents and warrants to the Acquiring Fund as follows:

(a)  The Target Fund has been duly established as a separate investment series of the Trust, which is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

(b)  The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)  Shares of the Target Fund have been duly established and represent a fractional undivided interest in the Target Fund. The issued and outstanding shares of the Target Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Target Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Target Fund.

(d)  The audited financial statements of the Target Fund as of September 30, 2017, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Target Fund as of such date, and there are no known contingent liabilities of the Target Fund as of such date not disclosed therein.

(e)  Since September 30, 2017, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For purposes of this paragraph (e), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(f)  The Target Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund pursuant to Section 1. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(g)  The execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust's Board of Trustees and no other proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Target Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Target Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles. The Target Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)  The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)  Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)  Except for contracts and agreements disclosed to the Acquiring Fund, under which no default exists, the Target Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Target Fund.

(k)  As of the Closing Date, all federal and other tax returns, information returns and other tax-related reports of the Target Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Target Fund's knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)  For each taxable year of its operation, the Target Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Target Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m)  The Information Statement/Prospectus to be included in the N-14 Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Target Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such N-14 Registration Statement. The N-14 Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Target Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such N-14 Registration Statement; provided, however, that the Target Fund makes no representations or warranties as to the information contained in the N-14 Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquiring Fund and furnished by the Acquiring Fund to the Target Fund specifically for use in connection with the N-14 Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.  Covenants of the Acquiring Fund and the Target Fund.

(a)  The Acquiring Fund and the Target Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)  The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund shares.

(c)  Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)  As promptly as practicable, but in any case within sixty days after the Closing Date, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and certified by the Target Fund's President, Vice President or Chief Financial Officer.

(e)  On or before the Closing Date, the Target Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Target Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

10.  Conditions Precedent to Obligations of the Acquiring Fund. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)  All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquiring Fund shall have received a certificate from the President or Vice President of the Target Fund, dated as of such date, certifying on behalf of the Target Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)  The Target Fund shall have delivered to the Acquiring Fund at the Closing Date the Target Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of the Target Fund as to the aggregate asset value of the Target Fund's portfolio securities.

(c)  On the Closing Date, the Target Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Target Fund prior to or at the Closing Date and the Acquiring Fund shall have received a certificate from the President or Vice President of the Target Fund, dated as of such date, certifying on behalf of the Target Fund that the conditions set forth in this clause (c) have been and continue to be, satisfied.

11.  Conditions Precedent to Obligations of the Target Fund. The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)  All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Target Fund shall have received a certificate from the President or Vice President of the Acquiring Fund, dated as of such date, certifying on behalf of Acquiring Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)  On the Closing Date, the Acquiring Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing Date and the Target Fund shall have received a certificate from the President or Vice President of the Acquiring Fund, dated as of such date, certifying on behalf of the Acquiring Fund that the conditions set forth in this clause (b) have been, and continue to be, satisfied.

12.  Further Conditions Precedent to Obligations of the Target Fund and the Acquiring Fund. If any of the conditions set forth below exist on or before the Closing Date with respect to a Fund, the other Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)  The Trust's Board of Trustees, on behalf of each of the Target Fund and the Acquiring Fund, has not approved this Agreement.

(b)  The Commission has issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted a proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, or an action, suit or other proceeding is threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)  The Funds have not obtained all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.

(d)  The Registration Statement has not become effective under the 1933 Act, or stop orders suspending the effectiveness of the Registration Statement have been issued or, to the best knowledge of the parties hereto, an investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)  The Funds have failed to receive a favorable opinion of Morgan, Lewis & Bockius LLP that complies with the requirements of Section 13 below.

13.  Tax Opinion

(a)  The Funds shall obtain an opinion from Morgan, Lewis & Bockius LLP addressed to the Acquiring Fund and the Target Fund substantially to the effect that with respect to the Target Fund and the Acquiring Fund for Federal income tax purposes:

(i)  The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

(ii)  No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Acquiring Fund solely in exchange for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)  No gain or loss will be recognized by the Target Fund upon the distribution of Acquiring Fund Shares to shareholders of the Target Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(iv)  No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund pursuant to Section 1032(a) of the Code.

(v)  The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately prior to the exchange pursuant to Section 362(b), increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the exchange.

(vi)  The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code other than assets with respect to which gain or loss is required to be recognized.

(vii)  No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares of the Target Fund for Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)  The aggregate tax basis of Acquiring Fund Shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged immediately prior to the Reorganization pursuant to Section 358(a)(1) of the Code.

(ix)  The holding period of the Acquiring Fund Shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares surrendered in exchange therefor, provided that the Target Fund shares were held as a capital asset as of the Closing Date of the Reorganization pursuant to Section 1223(1) of the Code.

(x)  The Acquiring Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

(b)  No opinion will be expressed as to the effect of the Reorganization on any Target Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

(c)  Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this Section 12(e).

14.  Fees and Expenses.

(a)  Each of the Acquiring Fund and the Target Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)  Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by the Target Fund. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Target Fund's shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Funds agree that all such fees and expenses so borne and paid, shall be paid directly by the Funds to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Target Fund or the Acquiring Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a "reorganization" under Section 368(a) of the Code. Target Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Target Fund nor the Acquiring Fund will pay the Acquiring Fund shareholders' expenses, if any. In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 14 hereto, SIMC will bear the costs incurred by the Target Fund under this Section 18(b).

15.  Termination.

(a)  This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Target Fund. In addition, either the Acquiring Fund or the Target Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)  because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)  because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)  by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Target Fund's or the Acquiring Fund's shareholders.

(b)  In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Target Fund, the Acquiring Fund, the Trust, or their Trustees or officers, to the other party. In such event, SIMC shall bear the expenses incurred by the Target Fund and the Acquiring Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18.

16.  Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Target Fund shareholders under this Agreement to the detriment of such Target Fund shareholders.

17.  Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

18.  Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Target Fund:	Acquiring Fund:
SEI Institutional Managed Trust	SEI Institutional Managed Trust
Attn: Legal Department	Attn: Legal Department
One Freedom Valley Drive	One Freedom Valley Drive
Oaks, PA 19456	Oaks, PA 19456
Telephone: (610) 676-1000	Telephone: (610) 676-1000

19.  Headings, Counterparts, Assignment.

(a)  The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)  This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)  The Acquiring Fund and Target Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (a) each Target Fund or its corresponding Acquiring Fund, as applicable, as provided in their respective governing documents and (b) the other parties. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party. A copy of the Declaration of Trust of the Acquiring Entity is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Acquiring Entity shall have any personal liability under this Agreement.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SEI INSTITUTIONAL MANAGED TRUST, ON BEHALF OF THE U.S. FIXED INCOME FUND
By:
Name:
Title:
SEI INSTITUTIONAL MANAGED TRUST, ON BEHALF OF THE CORE FIXED INCOME FUND
By:
Name:
Title:
SOLELY FOR PURPOSES OF SECTIONS 14(B) AND 18(B), SEI INVESTMENTS MANAGEMENT CORPORATION
By:
Name:
Title:

SEI INSTITUTIONAL MANAGED TRUST

CORE FIXED INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION

June 1, 2018

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Information Statement/Prospectus dated June 1, 2018 relating to the proposed reorganization of the U.S. Fixed Income Fund, a series of SEI Institutional Managed Trust (the “Trust”), into the Core Fixed Income Fund, a separate series of the Trust. You may obtain copies of the Information Statement/Prospectus by calling 1-800-DIAL-SEI or by sending a written request to the Funds at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. The Statement of Additional Information of the Trust relating to the U.S. Fixed Income Fund and the Core Fixed Income Fund (together, the “Funds”), dated January 31, 2018, as supplemented to date.

2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Trust’s Annual Report for the fiscal year ended September 30, 2017 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference.

TABLE OF CONTENTS

A. General Information	S-3
B. Additional Information About the U.S. Fixed Income Fund and the Core Fixed Income Fund	S-3
C. Financial Statements	S-3
D. Pro Forma Financial Information (Unaudited)	S-3

A. General Information

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization, which contemplates the transfer of all the assets and liabilities of the U.S. Fixed Income Fund to the Core Fixed Income Fund in exchange for shares of the Core Fixed Income Fund.

After the transfer of all its assets and liabilities in exchange for shares of the Core Fixed Income Fund, the U.S. Fixed Income Fund will distribute the shares to its shareholders in liquidation of the U.S. Fixed Income Fund. Each shareholder of the U.S. Fixed Income Fund will receive a number of full and fractional shares of the corresponding class in the Core Fixed Income Fund equal in value to the value of such shareholder’s shares of the U.S. Fixed Income Fund, as of the closing date of the reorganization, and will receive any unpaid dividends or distributions on shares of the U.S. Fixed Income Fund that were declared at or before the closing of the reorganization. The Core Fixed Income Fund will establish an account for each former shareholder of the U.S. Fixed Income Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the U.S. Fixed Income Fund for each shareholder. In connection with the reorganization, all outstanding shares of the U.S. Fixed Income Fund will be cancelled, and the U.S. Fixed Income Fund will wind up its affairs and be terminated. For further information about the reorganization, see the Information Statement/Prospectus.

B. Additional Information about the U.S. Fixed Income Fund and the Core Fixed Income Fund

The Statement of Additional Information of the Trust relating to the Funds, dated January 31, 2018, as supplemented to date, is hereby incorporated herein by reference.

C. Financial Statements

Historical financial information regarding the Funds is incorporated herein by reference as follows:

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Annual Report are hereby incorporated herein by reference to the Annual Report. No other parts of the Annual Report are incorporated herein by reference.

D. Pro Forma Financial Information (Unaudited)

The following unaudited pro forma combined financial statements are intended to present the financial condition and related results of operations of the Core Fixed Income Fund as if the reorganization had occurred on September 30, 2017. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred on September 30, 2017.

Proforma Schedule of Investments (Unaudited)

September 30, 2017

Combined Pro Forma			Core Fixed Income Fund		U.S. Fixed Income Fund
Description	Face Amount	Market Value	Face Amount	Market Value	Face Amount	Market Value
	(Thousands)	($ Thousands)	(Thousands)	($ Thousands)	(Thousands)	($ Thousands)

MORTGAGE-BACKED SECURITIES — 65.5%
Agency Mortgage-Backed Obligations — 56.3%
FHLMC
3.000%,06/01/2046	$3,179	$3,194	$3,179	$3,194
FHLMC
3.500%, 01/01/2031	98	104	62	65	$37	$39
FHLMC
6.000%, 03/01/2020	79	81	63	65	16	16
FHLMC
2.500%,12/01/2031	3,111	3,136	3,111	3,136
FHLMC
3.500%, 10/01/2030	187	196	119	125	68	71
FHLMC
3.500%, 10/01/2030	97	102	62	66	35	36
FHLMC
5.000%,06/01/2033	17	18	17	18
FHLMC
7.500%,07/01/2032	19	19	19	19
FHLMC
4.000%,05/01/2046	3,440	3,624			3,440	3,624
FHLMC
6.000%,09/01/2021	19	20	19	20
FHLMC
3.500%, 12/01/2029	6,528	6,871	3,174	3,341	3,354	3,530
FHLMC
3.500%,08/01/2046	3,273	3,398			3,273	3,398
FHLMC
3.000%, 08/01/2046	4,124	4,143	689	692	3,435	3,451
FHLMC
4.500%, 01/01/2045	440	483	215	236	225	247
FHLMC
4.000%,06/01/2047	—	—
FHLMC
5.000%, 06/01/2044	902	1,010	501	561	401	449
FHLMC
4.500%, 02/01/2044	919	998	383	416	536	582
FHLMC
3.500%, 11/01/2031	121	128	56	59	65	69
FHLMC
4.500%, 08/01/2020	989	1,011	443	453	546	558
FHLMC
4.000%,05/01/2043	66	71	66	71
FHLMC
3.500%, 11/01/2030	782	824	495	521	288	303
FHLMC
4.000%,04/01/2019	1	1	1	1
FHLMC
3.500%, 08/01/2032	453	479	210	222	243	257
FHLMC
3.000%, 01/01/2047	1,069	1,075	680	684	389	391
FHLMC
3.500%, 12/01/2045	1,248	1,288	760	784	489	504
FHLMC
5.000%,05/01/2033	12	14	12	14
FHLMC
3.500%, 08/01/2030	103	108	65	69	37	39
FHLMC
3.500%, 01/01/2031	1,079	1,137	611	644	468	493
FHLMC
7.500%,12/01/2036	106	120			106	120
FHLMC
6.500%,09/01/2036	50	56			50	56
FHLMC
4.500%,05/01/2041	650	699			650	699
FHLMC
4.000%,05/01/2047	677	713	677	713
FHLMC
3.500%, 09/01/2026	235	247	110	115	126	132
FHLMC
4.000%, 03/01/2037	99	106	46	49	53	57
FHLMC
3.500%,04/01/2047	657	678			657	678

FHLMC
4.000%,08/01/2041	647	690			647	690
FHLMC
6.500%,09/01/2038	118	132			118	132
FHLMC
4.000%, 10/01/2029	341	365	210	225	131	140
FHLMC
7.000%,03/01/2039	197	223	197	223
FHLMC
7.500%,05/01/2031	19	22	19	22
FHLMC
4.500%,09/01/2035	19	21			19	21
FHLMC
4.500%, 06/01/2047	1,246	1,355	582	633	664	722
FHLMC
7.500%,02/01/2038	48	55			48	55
FHLMC
4.500%, 12/01/2043	1,043	1,132	447	485	596	647
FHLMC
4.000%, 08/01/2043	307	325	230	244	77	81
FHLMC
4.000%,12/01/2045	456	480	456	480
FHLMC
7.000%,05/01/2024	18	20	18	20
FHLMC
7.000%,12/01/2031	60	61	60	61
FHLMC
3.500%,09/01/2037	122	127			122	127
FHLMC
4.000%, 07/01/2047	6,792	7,153	4,134	4,354	2,658	2,799
FHLMC
3.500%, 08/01/2046	6,985	7,211	4,654	4,804	2,331	2,407
FHLMC
4.000%, 06/01/2043	122	130	61	65	61	65
FHLMC
5.000%,04/01/2020	233	239	233	239
FHLMC
4.000%,06/01/2043	54	58	54	58
FHLMC
4.000%,03/01/2045	556	585			556	585
FHLMC
4.000%, 04/01/2043	664	705	516	548	147	157
FHLMC
5.000%, 12/01/2035	66	72	54	59	12	13
FHLMC
6.000%, 10/01/2021	83	88	27	29	56	59
FHLMC
4.000%,03/01/2046	353	371			353	371
FHLMC
4.500%, 03/01/2041	165	180	77	84	88	96
FHLMC
5.000%,06/01/2033	79	86	79	86
FHLMC
5.500%,11/01/2035	330	369	330	369
FHLMC
7.000%,09/01/2024	5	5	5	5
FHLMC
3.500%,11/01/2030	82	86	82	86
FHLMC
4.500%,04/01/2035	5	6			5	6
FHLMC
3.000%, 01/01/2047	573	576	382	384	191	192
FHLMC
5.000%, 06/01/2036	111	121	91	99	20	22
FHLMC
3.500%, 11/01/2030	473	498	299	315	174	183
FHLMC
5.000%, 06/01/2036	427	468	350	384	77	84
FHLMC
3.500%,02/01/2043	83	86			83	86
FHLMC
5.000%,10/01/2035	88	97	88	97
FHLMC
5.000%,06/01/2019	3	3	3	3
FHLMC
4.000%, 03/01/2037	155	166	73	78	82	88
FHLMC
6.500%,09/01/2039	83	94	83	94
FHLMC
6.000%, 09/01/2022	407	429	330	348	77	81

FHLMC
4.000%, 06/01/2046	589	626	327	348	261	278
FHLMC
4.000%, 10/01/2036	612	653	288	308	323	345
FHLMC
3.500%, 07/01/2030	524	552	323	341	200	211
FHLMC
5.000%,07/01/2019	3	3	3	3
FHLMC
4.500%, 03/01/2044	318	344	159	172	159	172
FHLMC
4.500%, 04/01/2047	612	667	286	311	327	356
FHLMC
3.500%, 12/01/2045	154	159	85	88	69	71
FHLMC
3.500%, 06/01/2032	589	620	275	290	314	330
FHLMC
5.000%,05/01/2033	323	354	323	354
FHLMC
6.000%,02/01/2018	4	4			4	4
FHLMC
4.000%, 07/01/2043	459	491	328	351	131	140
FHLMC
3.500%, 01/01/2031	629	663	335	353	294	310
FHLMC
7.500%,08/01/2031	10	12	10	12
FHLMC
4.000%,01/01/2043	1	1			1	1
FHLMC
4.500%,04/01/2047	267	293	267	293
FHLMC
3.500%, 10/01/2030	116	122	74	78	42	44
FHLMC
4.000%,09/01/2045	424	447			424	447
FHLMC
3.500%,02/01/2044	76	78	76	78
FHLMC
5.000%,02/01/2039	71	78			71	78
FHLMC
5.500%, 06/01/2020	457	465	270	275	187	190
FHLMC
5.000%,02/01/2019	12	13	12	13
FHLMC
3.500%, 05/01/2032	891	936	396	416	495	520
FHLMC
3.500%,02/01/2047	481	497			481	497
FHLMC
3.000%, 01/01/2047	478	480	287	288	191	192
FHLMC
5.000%,08/01/2020	278	288	278	288
FHLMC
4.000%,03/01/2047	265	279			265	279
FHLMC
4.500%,05/01/2035	10	11	10	11
FHLMC
3.500%, 07/01/2030	632	666	397	419	234	247
FHLMC
3.500%, 06/01/2030	448	471	284	299	164	172
FHLMC
3.500%, 08/01/2030	630	663	400	421	230	242
FHLMC
5.000%,11/01/2036	94	103	94	103
FHLMC
6.000%,09/01/2038	91	103			91	103
FHLMC
4.500%, 04/01/2047	700	761	327	355	373	406
FHLMC
4.000%, 04/01/2047	385	412	192	206	192	206
FHLMC
3.500%, 01/01/2036	454	475	285	299	168	176
FHLMC
4.000%,06/01/2043	73	79	73	79
FHLMC
4.000%, 07/01/2043	537	576	402	432	134	144
FHLMC
5.000%,10/01/2018	7	8	7	8
FHLMC
3.500%,12/01/2042	78	80			78	80
FHLMC
3.500%,01/01/2043	77	80			77	80

FHLMC
3.500%,02/01/2043	77	80			77	80
FHLMC
3.500%, 10/01/2030	212	223	46	48	166	175
FHLMC
3.000%, 03/01/2031	1,460	1,501	1,100	1,131	360	370
FHLMC
3.500%, 05/01/2043	1,405	1,459	1,085	1,127	319	332
FHLMC
4.000%,10/01/2042	186	198	186	198
FHLMC
3.500%, 04/01/2030	1,636	1,722	1,053	1,108	583	614
FHLMC
3.000%, 10/01/2046	7,950	7,986	6,257	6,285	1,694	1,701
FHLMC
6.000%,07/01/2021	43	46	43	46
FHLMC
3.500%,03/01/2045	1,152	1,192	1,152	1,192
FHLMC
3.500%,01/01/2043	156	161			156	161
FHLMC
3.000%,09/01/2046	1,717	1,725			1,717	1,725
FHLMC
3.000%,03/01/2047	1,097	1,102			1,097	1,102
FHLMC
3.500%, 05/01/2046	2,007	2,072	1,745	1,801	263	271
FHLMC
5.000%, 08/01/2035	1,670	1,831	932	1,022	738	809
FHLMC
5.000%,12/01/2034	24	27	24	27
FHLMC
3.500%, 02/01/2031	1,904	2,008	123	130	1,781	1,878
FHLMC
5.000%,07/01/2035	32	35	32	35
FHLMC
3.500%, 01/01/2047	2,989	3,085	1,253	1,293	1,736	1,792
FHLMC
3.000%, 11/01/2046	4,206	4,225	3,125	3,139	1,081	1,086
FHLMC
7.500%,09/01/2032	185	200	185	200
FHLMC
10.000%,03/17/2026	47	47			47	47
FHLMC
6.000%,07/01/2021	26	27	26	27
FHLMC
4.500%, 05/01/2045	67	73	31	34	36	39
FHLMC
3.500%, 06/01/2046	4,379	4,520	2,915	3,009	1,464	1,511
FHLMC
4.000%, 03/01/2037	70	75	32	35	37	40
FHLMC
5.500%,08/01/2037	36	40			36	40
FHLMC
7.500%,01/01/2032	169	194			169	194
FHLMC
3.000%, 01/01/2047	2,405	2,421	1,539	1,549	866	872
FHLMC
3.500%, 05/01/2032	329	345	153	161	176	184
FHLMC
3.500%, 11/01/2035	55	57	30	32	24	25
FHLMC
5.500%,01/01/2024	174	184			174	184
FHLMC
4.500%,04/01/2047	144	158	144	158
FHLMC
3.500%,01/01/2045	1,268	1,317	1,268	1,317
FHLMC
4.500%, 12/01/2043	147	158	73	79	73	79
FHLMC
4.000%, 06/01/2043	139	148	69	74	69	74
FHLMC
7.000%,04/01/2031	—	1	—	1
FHLMC
5.000%,03/01/2034	26	28			26	28
FHLMC
6.000%,02/01/2038	140	160			140	160
FHLMC
4.500%, 06/01/2039	48	51	27	28	21	23
FHLMC
3.500%, 03/01/2043	1,668	1,727	1,251	1,295	417	432

FHLMC
3.000%,12/01/2046	1,622	1,629			1,622	1,629
FHLMC
4.500%,04/01/2039	1,172	1,275			1,172	1,275
FHLMC
4.000%, 01/01/2035	59	63	27	29	31	34
FHLMC
4.000%, 12/01/2045	291	309	183	195	107	114
FHLMC
4.000%, 08/01/2044	274	292	152	162	122	130
FHLMC
7.500%,01/01/2032	34	37	34	37
FHLMC
3.500%,04/01/2047	906	940			906	940
FHLMC
3.500%,01/01/2046	2,202	2,273			2,202	2,273
FHLMC
4.000%,10/01/2045	2,174	2,327			2,174	2,327
FHLMC
4.000%, 01/01/2034	3,638	3,874	1,693	1,803	1,945	2,071
FHLMC
4.000%, 01/01/2036	92	97	42	45	49	52
FHLMC
3.500%,12/01/2041	2,001	2,082	2,001	2,082
FHLMC
6.000%,02/01/2032	22	24	22	24
FHLMC
3.500%,11/01/2045	906	935			906	935
FHLMC
4.000%, 11/01/2045	2,975	3,133	2,200	2,318	774	815
FHLMC
3.500%,05/01/2044	2,284	2,372			2,284	2,372
FHLMC
3.500%, 10/01/2030	247	260	159	167	88	93
FHLMC
4.000%, 06/01/2032	93	98	43	46	49	52
FHLMC
3.500%, 07/01/2032	1,541	1,629	715	755	827	874
FHLMC
3.000%, 02/01/2047	5,973	5,999	2,550	2,561	3,424	3,438
FHLMC
6.500%, 10/01/2031	168	186	42	47	125	139
FHLMC
4.500%, 07/01/2039	52	56	29	31	23	25
FHLMC
3.500%,10/01/2042	137	142	137	142
FHLMC
6.000%,07/01/2037	193	218	193	218
FHLMC
5.000%,06/01/2033	33	36	33	36
FHLMC
3.500%, 03/01/2046	6,517	6,727	5,762	5,948	755	779
FHLMC
5.000%, 07/01/2036	868	962	713	790	155	172
FHLMC
3.000%,01/01/2047	3,041	3,054	3,041	3,054
FHLMC
4.000%, 02/01/2046	369	391	206	218	163	173
FHLMC
3.500%, 04/01/2044	2,637	2,745	1,846	1,922	791	823
FHLMC
4.000%,12/01/2045	1,852	1,950	1,852	1,950
FHLMC
6.000%,10/01/2021	46	48	46	48
FHLMC
5.000%, 04/01/2036	266	290	198	216	68	74
FHLMC
3.500%,08/01/2045	777	808	777	808
FHLMC
4.000%,10/01/2025	1,982	2,077	1,982	2,077
FHLMC
3.500%, 09/01/2046	2,981	3,078	2,527	2,609	454	469
FHLMC ARM
3.091%, VAR ICE LIBOR USD 12 Month+1.622%, 02/01/2045 (A)	608	623	339	347	270	276
FHLMC ARM
2.624%, VAR ICE LIBOR USD 12 Month+1.633%, 07/01/2046 (A)	1,645	1,670	786	798	859	872
FHLMC CMO, Ser 1988-1, Cl Z
9.300%,04/15/2019	1	1	1	1
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%,12/15/2023	351	380	351	380

FHLMC CMO, Ser 2001-2277, Cl B
7.500%,01/15/2031	79	93	79	93
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	513	572	411	457	103	115
FHLMC CMO, Ser 2005-2945, Cl SA
10.072%, VAR LIBOR USD 1 Month+12.294%, 03/15/2020 (A)	63	64	60	61	3	3
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%,03/15/2020 (B) (C)	2	2			2	2
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%,05/15/2036	868	974	868	974
FHLMC CMO, Ser 2007-3281, Cl AI, IO
5.196%, VAR LIBOR USD 1 Month+6.430%,02/15/2037 (A)	100	18			100	18
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%,03/15/2037	185	205	185	205
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%,05/15/2037 (B) (C)	4	4			4	4
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.827%, VAR LIBOR USD 1 Month+6.030%,05/15/2038 (A)	62	8	62	8
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.027%, VAR LIBOR USD 1 Month+6.230%,01/15/2040 (A)	75	12	75	12
FHLMC CMO, Ser 2011-3804, Cl FN
1.684%, VAR LIBOR USD 1 Month+0.450%,03/15/2039 (A)	57	57			57	57
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	209	211	101	102	108	109
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	392	395	190	191	203	204
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.716%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041 (A)	1,017	171	547	92	469	79
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%,10/15/2027	786	78			786	78
FHLMC CMO, Ser 2012-4054, Cl SA, IO
4.816%, VAR LIBOR USD 1 Month+6.050%,08/15/2039 (A)	960	150	960	150
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%,09/15/2031	979	91	979	91
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%,12/15/2031	1,003	101			1,003	101
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.049%, VAR LIBOR USD 1 Month+6.200%,05/15/2039 (A)	314	37	314	37
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%,04/15/2043	435	68			435	68
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.016%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042 (A)	700	110	323	51	377	59
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%,05/15/2043	223	209			223	209
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%,06/15/2027	597	59			597	59
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.928%,02/15/2038 (A)(D)	46	3			46	3
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.766%, VAR LIBOR USD 1 Month+6.000%,05/15/2044 (A)	145	28			145	28
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.816%, 04/15/2041 (A)(D)	701	36	539	28	162	8
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	964	1,016	558	588	406	428
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	466	474	224	228	242	246
FHLMC CMO, Ser 2016-353, Cl S1, IO
4.766%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046 (A)	750	163	469	102	281	61
FHLMC CMO, Ser 2016-4604, Cl AB
3.000%, 08/15/2046	1,148	1,172	536	547	612	625
FHLMC CMO, Ser 2016-4639, Cl HZ
1.750%,04/15/2053	1,568	1,454			1,568	1,454
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	3,741	3,946	1,809	1,908	1,932	2,038
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	2,890	3,052	1,340	1,415	1,550	1,637
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	1,925	2,062	898	962	1,027	1,100
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.681%,07/25/2021 (A)(D)	1,314	67	1,314	67
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.586%,10/25/2021 (A)(D)	282	14	282	14
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.745%,03/25/2027 (A)(D)	4,986	244	4,986	244
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	1,950	2,033	1,465	1,527	485	506
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
1.079%,08/25/2023 (A)(D)	7,680	357			7,680	357
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
1.592%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024 (A)	1,675	1,677	735	736	940	941

FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl X, IO
1.229%,03/25/2026 (A)(D)	6,241	448			6,241	448
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%,06/25/2021	170	172			170	172
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%,05/25/2025 (A)(D)	1,650	1,702			1,650	1,702
FHLMC Multifamily Structured Pass-Through Certificates, Ser KW02, Cl A1
2.896%,04/25/2026	930	954	930	954
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%,03/25/2027	320	329			320	329
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.029%,10/25/2037 (A)(D)	167	171			167	171
FHLMC TBA
3.000%, 10/15/2042	9,300	9,334	4,000	4,015	5,300	5,319
FHLMC TBA
4.000%, 10/14/2040	11,395	11,998	5,565	5,859	5,830	6,139
FHLMC TBA
3.500%, 10/15/2041	21,895	22,582	7,300	7,529	14,595	15,053
FHLMC TBA
4.000%, 11/01/2040	6,000	6,308	2,800	2,944	3,200	3,364
FNMA
3.500%, 04/01/2046	282	292	156	161	127	131
FNMA
5.000%, 05/01/2044	245	270	121	133	124	137
FNMA
3.160%,10/01/2027	0	—
FNMA
5.500%, 02/01/2021	109	113	89	93	19	20
FNMA
4.000%, 04/01/2043	194	207	130	138	65	69
FNMA
4.000%, 03/01/2037	251	269	118	126	134	143
FNMA
4.500%,07/01/2041	92	99	92	99
FNMA
4.000%, 05/01/2037	245	262	114	122	131	140
FNMA
3.500%, 08/01/2046	170	176	94	97	76	79
FNMA
4.000%, 02/01/2046	152	162	95	102	56	60
FNMA
7.000%,09/01/2026	117	128	117	128
FNMA
4.000%, 05/01/2037	231	248	108	116	123	132
FNMA
4.000%, 09/01/2037	284	305	132	141	153	164
FNMA
4.000%, 11/01/2035	231	248	108	116	123	132
FNMA
4.000%,04/01/2047	3	3			3	3
FNMA
4.000%, 02/01/2047	155	164	77	82	77	82
FNMA
4.000%, 03/01/2037	165	177	78	83	87	94
FNMA
4.000%,06/01/2043	125	133	125	133
FNMA
3.500%,06/01/2043	129	133			129	133
FNMA
4.000%, 04/01/2047	234	251	110	118	124	133
FNMA
4.000%, 07/01/2046	255	271	129	137	126	134
FNMA
3.500%, 06/01/2043	208	216	131	136	77	80
FNMA
4.000%, 03/01/2037	225	240	105	112	120	128
FNMA
4.000%, 05/01/2037	238	256	118	127	120	129
FNMA
4.000%,10/01/2042	127	134			127	134
FNMA
4.000%, 05/01/2037	235	251	110	117	126	134
FNMA
6.000%,01/01/2024	122	131			122	131
FNMA
4.000%, 06/01/2043	185	198	123	132	62	66
FNMA
4.000%, 06/01/2032	189	202	89	95	101	107
FNMA
5.500%,08/01/2038	141	157	141	157

FNMA
5.000%,06/01/2038	105	115			105	115
FNMA
3.500%,07/01/2043	151	157			151	157
FNMA
4.000%,04/01/2047	0	—
FNMA
4.000%,10/01/2042	111	117	111	117
FNMA
4.000%,07/01/2042	98	104	98	104
FNMA
4.000%, 08/01/2043	223	237	149	158	74	79
FNMA
6.000%,11/01/2037	102	115			102	115
FNMA
5.500%,02/01/2035	101	114			101	114
FNMA
4.000%, 08/01/2043	218	231	145	154	73	77
FNMA
6.000%,06/01/2037	100	114	100	114
FNMA
4.500%,04/01/2031	144	155	144	155
FNMA
4.000%, 11/01/2046	209	221	103	109	106	112
FNMA
3.500%, 11/01/2046	198	205	92	96	106	109
FNMA
4.000%, 05/01/2032	189	202	88	94	101	108
FNMA
3.500%, 02/01/2032	199	209	94	98	106	111
FNMA
6.000%,05/01/2037	97	110	97	110
FNMA
3.500%, 09/01/2033	202	211	112	117	90	94
FNMA
4.000%, 05/01/2047	259	275	120	128	138	147
FNMA
5.000%,04/01/2037	134	147			134	147
FNMA
3.500%, 07/01/2030	180	189	99	104	81	85
FNMA
7.500%,11/01/2038	86	104			86	104
FNMA
4.000%, 06/01/2047	255	271	118	125	137	146
FNMA
3.500%, 10/01/2029	235	246	114	119	121	127
FNMA
4.000%, 09/01/2037	177	190	82	88	95	102
FNMA
4.000%, 05/01/2047	255	272	119	127	136	145
FNMA
4.000%, 06/01/2037	280	301	130	140	150	161
FNMA
4.000%, 01/01/2047	211	224	98	104	113	120
FNMA
4.000%, 04/01/2037	213	227	99	106	113	121
FNMA
4.000%, 03/01/2047	269	286	125	133	144	153
FNMA
4.000%, 04/01/2047	263	279	122	130	140	149
FNMA
4.000%,06/01/2047	1	1			1	1
FNMA
3.500%, 10/01/2046	225	232	105	108	120	124
FNMA
4.000%, 04/01/2047	221	234	103	109	118	125
FNMA
4.000%, 03/01/2037	218	232	102	109	116	123
FNMA
4.000%, 12/01/2045	185	197	117	124	68	73
FNMA
6.500%,10/01/2036	43	50			43	50
FNMA
4.500%,12/01/2040	24	26			24	26
FNMA
6.500%,10/01/2038	42	48			42	48
FNMA
6.000%,06/01/2037	22	25	22	25
FNMA
3.500%, 08/01/2046	88	92	49	51	39	41

FNMA
3.500%, 08/01/2030	90	94	42	44	48	50
FNMA
4.000%, 07/01/2046	85	91	47	50	38	41
FNMA
4.500%, 04/01/2047	82	90	39	42	44	48
FNMA
4.000%, 03/01/2037	50	53	24	26	25	27
FNMA
3.500%, 09/01/2029	49	52	23	24	26	28
FNMA
4.500%, 06/01/2045	83	90	41	44	42	46
FNMA
6.000%,04/01/2037	41	47	41	47
FNMA
3.500%, 08/01/2028	25	26	13	13	13	13
FNMA
7.000%,01/01/2039	41	48			41	48
FNMA
4.500%, 06/01/2045	86	93	43	46	43	47
FNMA
6.000%,03/01/2037	45	51	45	51
FNMA
4.000%,12/01/2042	51	55	51	55
FNMA
4.000%,12/01/2042	51	55	51	55
FNMA
6.000%,04/01/2037	19	22	19	22
FNMA
4.000%,11/01/2046	19	21			19	21
FNMA
4.000%,06/01/2043	54	58	54	58
FNMA
4.500%, 04/01/2047	99	108	47	51	53	57
FNMA
6.000%,05/01/2037	50	56	50	56
FNMA
4.500%, 03/01/2046	90	99	50	54	41	45
FNMA
4.000%, 01/01/2037	93	99	43	46	50	53
FNMA
4.000%,12/01/2042	50	53	50	53
FNMA
6.000%,07/01/2037	21	23	21	23
FNMA
4.500%, 05/01/2047	90	99	42	46	49	53
FNMA
6.000%,05/01/2037	19	22	19	22
FNMA
4.500%, 05/01/2047	93	101	44	48	49	53
FNMA
4.000%,04/01/2047	21	22			21	22
FNMA
4.500%, 10/01/2044	69	76	34	37	35	39
FNMA
4.000%, 03/01/2037	61	66	29	31	32	35
FNMA
4.500%, 03/01/2047	59	65	27	30	32	35
FNMA
4.500%, 06/01/2047	66	73	31	34	35	39
FNMA
4.500%,12/01/2045	31	34	31	34
FNMA
4.500%,12/01/2031	36	39	36	39
FNMA
4.500%, 04/01/2047	68	74	32	35	36	39
FNMA
6.000%,02/01/2037	31	35	31	35
FNMA
4.500%, 05/01/2047	62	68	29	32	33	36
FNMA
4.000%,04/01/2042	35	37	35	37
FNMA
4.500%, 06/01/2044	134	144	84	91	49	53
FNMA
6.000%,06/01/2037	33	37	33	37
FNMA
4.000%, 09/01/2045	64	68	35	37	29	31
FNMA
6.000%,05/01/2037	32	36	32	36

FNMA
4.000%, 03/01/2037	64	69	29	32	34	37
FNMA
4.000%, 03/01/2037	59	64	28	31	30	33
FNMA
4.000%,12/01/2045	29	31	29	31
FNMA
6.500%,03/01/2031	40	42	40	42
FNMA
4.000%,11/01/2042	40	42	40	42
FNMA
4.500%, 08/01/2045	55	60	27	29	28	31
FNMA
4.500%, 12/01/2045	68	74	42	46	25	28
FNMA
4.000%, 12/01/2036	54	58	26	28	28	30
FNMA
6.000%,06/01/2037	39	44	39	44
FNMA
4.000%, 09/01/2045	71	75	39	42	31	33
FNMA
6.500%,05/01/2040	29	33	29	33
FNMA
4.500%, 04/01/2046	73	79	36	39	37	40
FNMA
4.000%, 03/01/2037	70	75	32	35	37	40
FNMA
4.500%, 06/01/2046	66	73	37	41	29	32
FNMA
4.000%, 03/01/2037	58	62	29	30	29	32
FNMA
4.500%, 02/01/2046	56	62	29	32	27	30
FNMA
6.000%,05/01/2037	29	32	29	32
FNMA
5.000%,05/01/2038	72	79			72	79
FNMA
7.000%,09/01/2026	72	78	72	78
FNMA
6.000%,06/01/2037	67	77	67	77
FNMA
4.000%, 05/01/2037	142	153	66	71	76	82
FNMA
4.000%, 03/01/2037	145	155	68	73	77	82
FNMA
4.000%, 08/01/2045	146	155	69	73	77	82
FNMA
4.500%, 05/01/2047	140	154	66	72	75	82
FNMA
3.500%, 02/01/2030	142	148	69	72	73	76
FNMA
4.000%,06/01/2043	70	74			70	74
FNMA
4.000%, 04/01/2037	129	138	60	64	69	74
FNMA
4.000%, 12/01/2045	111	118	69	74	41	44
FNMA
4.000%, 03/01/2037	132	141	62	66	70	75
FNMA
4.000%,06/01/2043	71	76	71	76
FNMA
4.500%, 04/01/2046	124	136	68	75	56	61
FNMA
4.000%,06/01/2043	70	75	70	75
FNMA
4.500%,08/01/2043	77	83	77	83
FNMA
4.500%,04/01/2044	4	5			4	5
FNMA
4.500%,03/01/2044	80	86	80	86
FNMA
4.000%, 05/01/2037	148	158	68	73	80	85
FNMA
7.500%,10/01/2037	75	89			75	89
FNMA
7.500%,04/01/2039	74	92			74	92
FNMA
5.000%, 07/01/2044	162	178	80	87	82	91
FNMA
4.500%,10/01/2044	3	3			3	3

FNMA
6.000%,02/01/2023	80	85			80	85
FNMA
5.000%,09/01/2033	76	84	76	84
FNMA
4.500%, 05/01/2047	141	155	66	72	76	83
FNMA
5.500%,06/01/2018	7	7	7	7
FNMA
6.000%,10/01/2035	74	84	74	84
FNMA
4.000%, 07/01/2037	149	159	70	74	80	85
FNMA
3.500%, 12/01/2031	155	163	75	79	80	84
FNMA
4.500%,09/01/2045	6	6			6	6
FNMA
4.500%,12/01/2043	17	18			17	18
FNMA
4.000%,06/01/2043	60	65	60	65
FNMA
4.500%,09/01/2042	58	62	58	62
FNMA
3.500%,09/01/2042	64	67	64	67
FNMA
4.500%, 04/01/2047	114	125	53	58	62	67
FNMA
4.000%, 02/01/2037	117	126	55	59	63	67
FNMA
4.500%,07/01/2039	62	67			62	67
FNMA
6.000%,01/01/2037	54	62	54	62
FNMA
6.000%,06/01/2037	51	58	51	58
FNMA
4.000%,04/01/2042	55	58	55	58
FNMA
4.000%, 03/01/2032	103	109	48	51	55	58
FNMA
4.000%, 12/01/2036	102	109	48	51	55	58
FNMA
6.000%,06/01/2037	54	61	54	61
FNMA
4.000%,09/01/2042	57	60	57	60
FNMA
4.500%, 09/01/2045	105	114	51	56	54	58
FNMA
6.000%, 10/01/2019	29	30	16	17	12	13
FNMA
4.500%, 02/01/2046	120	131	66	72	53	59
FNMA
4.000%,06/01/2043	68	72	68	72
FNMA
4.500%, 05/01/2047	121	133	57	62	65	71
FNMA
4.000%, 02/01/2037	127	136	58	63	68	73
FNMA
6.000%,08/01/2036	11	12	11	12
FNMA
4.000%,07/01/2043	69	73	69	73
FNMA
6.000%,01/01/2037	11	12	11	12
FNMA
6.000%,07/01/2036	11	13	11	13
FNMA
4.000%,06/01/2043	64	68	64	68
FNMA
4.000%,06/01/2043	64	68	64	68
FNMA
6.000%,07/01/2037	13	15	13	15
FNMA
4.500%, 04/01/2047	117	128	54	59	63	69
FNMA
4.000%, 01/01/2036	124	133	58	62	66	71
FNMA
4.000%,01/01/2043	66	70	66	70
FNMA
5.000%,07/01/2033	63	70	63	70
FNMA
4.000%, 11/01/2035	983	1,055	475	509	509	546

FNMA
5.000%,02/01/2041	503	549			503	549
FNMA
7.000%, 04/01/2032	510	573	418	470	92	103
FNMA
6.000%,11/01/2036	422	480	422	480
FNMA
3.500%, 04/01/2032	1,030	1,079	480	503	550	576
FNMA
4.000%, 01/01/2029	773	825	543	580	229	245
FNMA
3.500%, 09/01/2032	830	870	524	549	306	321
FNMA
4.000%, 11/01/2046	1,012	1,071	472	499	540	572
FNMA
4.000%,08/01/2056	3,171	3,355			3,171	3,355
FNMA
4.500%, 06/01/2047	5,960	6,490	2,782	3,030	3,178	3,460
FNMA
4.000%, 03/01/2046	17,014	17,924	10,875	11,457	6,139	6,467
FNMA
5.000%,02/01/2040	2,885	3,224	2,885	3,224
FNMA
4.000%,12/01/2043	4,030	4,280	4,030	4,280
FNMA
6.000%,10/01/2040	229	260			229	260
FNMA
5.000%, 08/01/2056	6,073	6,714	2,835	3,134	3,238	3,580
FNMA
4.000%,10/01/2041	3,948	4,212	3,948	4,212
FNMA
4.000%, 05/01/2047	1,037	1,102	482	513	554	589
FNMA
4.500%,01/01/2039	670	720			670	720
FNMA
3.390%,01/01/2031	700	724			700	724
FNMA
4.000%, 06/01/2046	1,226	1,307	571	608	655	699
FNMA
4.000%, 10/01/2043	1,137	1,212	670	714	467	498
FNMA
4.000%,10/01/2042	702	744	702	744
FNMA
4.500%, 06/01/2044	1,299	1,417	615	671	684	746
FNMA
3.500%, 05/01/2032	1,296	1,361	601	631	695	730
FNMA
3.260%,10/01/2030	726	742			726	742
FNMA
3.500%, 03/01/2032	1,125	1,174	600	626	525	548
FNMA
3.500%, 01/01/2032	1,126	1,183	524	551	601	632
FNMA
4.500%, 05/01/2047	1,042	1,132	485	527	557	605
FNMA
4.000%, 11/01/2042	827	877	573	607	254	270
FNMA
4.000%, 04/01/2044	1,176	1,257	648	693	527	564
FNMA
3.290%,09/01/2032	676	696			676	696
FNMA
4.000%, 11/01/2040	1,051	1,116	613	651	438	465
FNMA
4.000%, 09/01/2045	1,181	1,264	646	691	535	573
FNMA
4.000%, 01/01/2046	829	883	377	402	452	481
FNMA
4.000%, 06/01/2043	578	614	462	491	116	123
FNMA
3.500%, 10/01/2028	852	889	397	414	455	475
FNMA
4.000%, 11/01/2046	840	899	392	420	448	479
FNMA
3.040%,04/01/2030	500	505			500	505
FNMA
3.080%,04/01/2030	500	507			500	507
FNMA
4.000%, 07/01/2043	594	634	462	493	132	141
FNMA
4.500%,05/01/2031	462	498	462	498

FNMA
4.000%, 07/01/2046	818	871	382	407	436	464
FNMA
4.500%, 05/01/2047	799	870	372	405	427	465
FNMA
3.590%,12/01/2020	441	460			441	460
FNMA
4.000%, 07/01/2046	808	862	377	402	432	460
FNMA
4.500%, 10/01/2043	583	630	437	473	146	157
FNMA
3.110%,02/01/2028	465	474			465	474
FNMA
4.540%,01/01/2020	444	467			444	467
FNMA
3.500%, 06/01/2032	833	872	386	405	446	467
FNMA
4.000%, 01/01/2025	950	995	459	481	491	514
FNMA
2.500%, 10/01/2042	952	926	698	679	254	247
FNMA
4.200%,04/01/2021	666	707			666	707
FNMA
3.168%, VAR ICE LIBOR USD 12 Month+1.500%, 10/01/2047	1,197	1,233	555	572	642	661
FNMA
3.000%, 12/01/2046	1,055	1,061	671	675	383	386
FNMA
4.000%,08/01/2047	6,304	6,641	6,304	6,641
FNMA
4.500%, 10/01/2047	47,545	51,048	26,960	28,946	20,585	22,102
FNMA
3.000%,09/01/2042	730	736	730	736
FNMA
5.000%, 02/01/2039	1,084	1,206	889	989	195	217
FNMA
3.500%, 01/01/2046	701	725	525	544	175	181
FNMA
3.500%, 01/01/2046	703	729	527	547	176	182
FNMA
4.500%, 09/01/2043	620	670	483	521	138	149
FNMA
3.500%, 12/01/2045	699	724	524	543	175	181
FNMA
3.340%,07/01/2030	600	617			600	617
FNMA
4.500%,07/01/2042	604	653	604	653
FNMA
5.000%,07/01/2039	528	577	528	577
FNMA
2.820%,07/01/2027	590	591	590	591
FNMA
4.500%,08/01/2021	1,255	1,357			1,255	1,357
FNMA
4.000%,07/01/2047	1,303	1,372			1,303	1,372
FNMA
4.000%, 04/01/2047	2,367	2,531	1,106	1,182	1,262	1,349
FNMA
3.665%,10/01/2020	1,294	1,350	1,294	1,350
FNMA
3.500%,04/01/2032	1,467	1,545			1,467	1,545
FNMA
4.000%, 08/01/2047	8,264	8,705	1,493	1,573	6,770	7,132
FNMA
4.000%, 05/01/2047	1,473	1,560	98	104	1,375	1,456
FNMA
3.000%, 02/01/2047	2,235	2,249	1,458	1,467	777	782
FNMA
3.500%, 02/01/2047	1,815	1,873	1,260	1,300	556	573
FNMA
4.500%, 06/01/2046	2,152	2,357	1,187	1,300	965	1,057
FNMA
3.330%,10/01/2029	1,235	1,271	1,235	1,271
FNMA
2.510%,08/01/2026	1,317	1,295	1,317	1,295
FNMA
2.600%, 10/01/2031	2,105	2,028	1,370	1,320	735	708
FNMA
3.010%,04/01/2028	1,320	1,335	1,320	1,335
FNMA
4.000%, 07/01/2035	2,299	2,466	1,085	1,164	1,214	1,302

FNMA
3.190%,05/01/2030	1,297	1,319	1,297	1,319
FNMA
4.500%, 04/01/2025	2,107	2,234	1,538	1,631	568	603
FNMA
3.500%, 03/01/2057	5,885	6,061	3,727	3,839	2,158	2,222
FNMA
4.500%, 11/01/2045	2,890	3,177	751	826	2,138	2,351
FNMA
3.000%, 02/01/2027	3,134	3,227	1,165	1,199	1,970	2,028
FNMA
4.000%, 06/01/2047	3,500	3,687	2,021	2,129	1,479	1,558
FNMA
4.500%, 10/01/2044	2,702	2,949	2,395	2,614	307	335
FNMA
3.840%,08/01/2021	2,894	3,061	2,894	3,061
FNMA
4.000%,02/01/2041	2,340	2,498	2,340	2,498
FNMA
3.762%,12/01/2020	2,484	2,595	2,484	2,595
FNMA
3.619%,12/01/2020	1,629	1,703	1,629	1,703
FNMA
4.500%, 02/01/2044	2,669	2,911	1,584	1,728	1,085	1,183
FNMA
4.000%,06/01/2047	1,563	1,646			1,563	1,646
FNMA
4.000%, 04/01/2047	2,044	2,164	1,557	1,649	487	515
FNMA
4.000%, 07/01/2047	3,033	3,194	1,751	1,844	1,282	1,350
FNMA
4.000%, 07/01/2029	2,481	2,655	1,724	1,845	757	810
FNMA
4.500%, 11/01/2045	2,168	2,384	564	620	1,604	1,764
FNMA
3.000%, 11/01/2046	2,738	2,749	1,794	1,801	944	948
FNMA
4.500%, 06/01/2035	988	1,065	875	943	113	122
FNMA
3.500%, 04/01/2031	1,561	1,636	904	947	657	689
FNMA
4.000%, 07/01/2036	1,592	1,703	738	790	854	913
FNMA
3.430%,10/01/2020	891	926			891	926
FNMA
3.500%, 09/01/2036	1,755	1,840	817	857	938	983
FNMA
3.240%,06/01/2029	955	983			955	983
FNMA
4.000%, 05/01/2045	6,512	6,889	904	956	5,608	5,933
FNMA
3.500%, 09/01/2033	4,881	5,102	3,957	4,136	924	966
FNMA
3.000%,06/01/2032	776	798			776	798
FNMA
3.120%,06/01/2035	850	824			850	824
FNMA
4.000%, 03/01/2046	1,282	1,366	580	618	702	748
FNMA
4.350%,04/01/2021	745	795			745	795
FNMA
3.410%,10/01/2030	826	856			826	856
FNMA
4.000%, 12/01/2036	1,588	1,699	746	798	842	901
FNMA
4.000%, 06/01/2032	1,444	1,539	668	712	776	827
FNMA
4.000%, 04/01/2034	1,507	1,611	728	778	779	833
FNMA
4.240%,06/01/2021	941	1,003			941	1,003
FNMA
3.500%, 12/01/2045	4,629	4,775	3,452	3,561	1,177	1,214
FNMA
3.000%, 08/01/2033	5,154	5,289	3,965	4,069	1,189	1,220
FNMA
3.500%,02/01/2046	1,112	1,148			1,112	1,148
FNMA
2.830%,06/01/2022	1,148	1,179	1,148	1,179
FNMA
4.500%, 06/01/2046	2,200	2,424	1,145	1,261	1,055	1,163

FNMA
3.000%, 01/01/2047	1,934	1,945	1,257	1,264	677	681
FNMA
4.500%,02/01/2044	1,138	1,224	1,138	1,224
FNMA
4.500%, 06/01/2047	2,078	2,292	967	1,067	1,111	1,225
FNMA
4.360%,05/01/2021	953	1,019			953	1,019
FNMA
4.000%, 01/01/2036	1,822	1,955	860	922	963	1,033
FNMA
3.500%,04/01/2043	973	1,009			973	1,009
FNMA
4.000%,07/01/2042	959	1,017			959	1,017
FNMA
4.500%, 05/01/2047	1,770	1,926	787	856	983	1,070
FNMA
4.500%, 04/01/2044	1,539	1,678	1,011	1,102	529	576
FNMA
4.500%, 04/01/2056	1,055	1,144	959	1,040	96	104
FNMA
4.060%,07/01/2021	983	1,046			983	1,046
FNMA
4.500%, 02/01/2047	425	462	201	219	223	243
FNMA
4.000%, 02/01/2047	426	454	199	211	228	243
FNMA
3.500%, 04/01/2031	406	427	227	238	180	189
FNMA
4.000%, 07/01/2024	447	468	216	226	231	242
FNMA
4.500%,12/01/2031	230	248	230	248
FNMA
5.000%,10/01/2035	226	249	226	249
FNMA
4.000%, 05/01/2047	435	462	203	216	232	246
FNMA
4.000%, 06/01/2047	438	462	204	215	234	247
FNMA
6.000%,08/01/2034	198	227			198	227
FNMA
6.000%,04/01/2035	200	229			200	229
FNMA
4.500%,11/01/2031	199	215	199	215
FNMA
4.000%, 03/01/2037	381	409	179	192	203	217
FNMA
4.000%, 07/01/2047	413	442	192	206	220	236
FNMA
4.500%,01/01/2045	215	237	215	237
FNMA
4.000%, 06/01/2037	405	434	189	203	216	231
FNMA
4.000%, 05/01/2047	415	441	193	205	222	236
FNMA
4.000%, 02/01/2047	443	467	207	218	236	249
FNMA
3.500%, 08/01/2032	516	538	259	270	257	268
FNMA
3.500%, 01/01/2031	462	483	262	273	201	210
FNMA
3.500%, 08/01/2030	401	421	255	267	147	154
FNMA
4.000%, 06/01/2037	470	504	219	235	251	269
FNMA
3.500%,07/01/2043	272	281			272	281
FNMA
3.500%, 01/01/2030	502	527	232	244	270	283
FNMA
4.000%, 09/01/2037	482	513	224	238	259	275
FNMA
4.000%, 04/01/2037	485	518	227	242	258	276
FNMA
4.000%, 05/01/2047	452	476	211	222	241	254
FNMA
4.000%, 03/01/2037	449	480	210	225	239	255
FNMA
4.300%,04/01/2021	234	250			234	250
FNMA
3.500%,07/01/2043	244	253			244	253

FNMA
4.250%,04/01/2021	250	266			250	266
FNMA
4.000%, 08/01/2045	473	504	223	237	250	267
FNMA
3.500%,05/01/2043	249	258			249	258
FNMA
4.500%, 04/01/2047	446	486	208	227	238	259
FNMA
6.000%,03/01/2033	159	181	159	181
FNMA
4.000%, 08/01/2045	269	287	170	181	99	106
FNMA
4.000%, 07/01/2037	309	329	144	153	165	176
FNMA
3.500%,06/01/2043	173	179			173	179
FNMA
4.000%, 09/01/2045	272	290	173	185	98	105
FNMA
3.500%, 04/01/2032	334	349	155	162	179	187
FNMA
4.000%,05/01/2042	172	182	172	182
FNMA
4.000%, 10/01/2045	270	287	173	184	97	103
FNMA
4.500%, 06/01/2047	288	316	134	147	154	169
FNMA
3.500%, 01/01/2046	298	308	164	170	133	138
FNMA
4.500%, 08/01/2045	298	325	146	159	152	166
FNMA
4.500%,06/01/2031	155	167	155	167
FNMA
4.500%, 06/01/2047	300	327	139	152	160	175
FNMA
4.000%, 09/01/2037	305	328	142	152	164	176
FNMA
4.500%,09/01/2043	160	172			160	172
FNMA
4.000%,08/01/2020	169	174	169	174
FNMA
4.000%, 06/01/2043	236	251	177	188	59	63
FNMA
4.000%, 06/01/2037	359	386	168	180	192	206
FNMA
4.000%, 04/01/2047	362	386	169	180	194	206
FNMA
6.500%,05/01/2027	180	201			180	201
FNMA
4.000%, 04/01/2037	357	383	167	179	190	204
FNMA
4.000%, 05/01/2045	358	382	197	210	161	172
FNMA
4.000%, 04/01/2037	369	396	172	185	197	211
FNMA
4.500%, 01/01/2020	316	324	202	207	114	117
FNMA
4.500%, 05/01/2047	361	391	168	182	193	209
FNMA
3.500%, 06/01/2046	343	355	189	196	153	159
FNMA
3.500%,05/01/2043	190	196			190	196
FNMA
3.500%, 05/01/2031	358	375	173	182	184	193
FNMA
4.500%, 04/01/2047	177	194	89	97	89	97
FNMA
3.500%, 07/01/2046	349	360	193	199	156	161
FNMA
3.500%,06/01/2043	194	201			194	201
FNMA
4.000%, 03/01/2037	348	371	163	174	185	197
FNMA
4.000%, 04/01/2047	348	369	162	172	186	197
FNMA
4.000%, 11/01/2036	506	540	239	255	267	285
FNMA
3.500%, 06/01/2032	707	738	364	380	343	358
FNMA
4.500%, 05/01/2047	661	718	308	334	353	384

FNMA
4.230%,03/01/2020	361	377			361	377
FNMA
4.410%,05/01/2021	355	380			355	380
FNMA
4.500%, 11/01/2046	481	529	125	137	356	392
FNMA
4.500%, 12/01/2043	511	552	365	394	146	158
FNMA
4.000%, 09/01/2036	675	722	313	335	362	387
FNMA
3.000%, 01/01/2047	577	580	385	387	192	193
FNMA
4.000%, 02/01/2047	809	861	380	404	429	457
FNMA
4.000%, 05/01/2037	344	368	172	184	172	184
FNMA
3.000%,09/01/2042	359	362	359	362
FNMA
4.000%, 07/01/2043	462	489	346	367	115	122
FNMA
3.500%, 01/01/2031	671	704	358	375	313	329
FNMA
4.000%, 01/01/2045	496	528	354	377	142	151
FNMA
3.500%, 04/01/2032	658	690	307	322	351	368
FNMA
3.000%,01/01/2043	366	368			366	368
FNMA
4.500%, 03/01/2044	553	604	362	395	191	209
FNMA
4.500%, 05/01/2034	606	665	389	427	217	238
FNMA
7.000%,02/01/2039	373	432	373	432
FNMA
5.500%,09/01/2056	380	426	380	426
FNMA
4.000%, 07/01/2043	468	498	401	427	67	71
FNMA
3.500%, 06/01/2032	427	450	214	225	214	225
FNMA
3.500%, 06/01/2032	817	855	381	399	435	456
FNMA
4.000%, 07/01/2047	768	814	359	380	410	434
FNMA
4.000%, 08/01/2046	786	838	367	391	419	447
FNMA
4.000%, 04/01/2047	729	775	340	361	389	414
FNMA
3.500%, 05/01/2032	745	780	344	360	401	420
FNMA
2.940%,07/01/2027	400	401	400	401
FNMA
4.500%,11/01/2040	376	404	376	404
FNMA
4.500%, 07/01/2044	451	493	386	423	64	70
FNMA
3.500%, 08/01/2032	749	789	347	366	402	423
FNMA
4.000%, 11/01/2029	622	664	394	421	228	243
FNMA
3.500%, 07/01/2030	623	653	402	421	221	232
FNMA
6.000%,04/01/2033	281	320	281	320
FNMA
4.500%, 11/01/2043	374	404	299	323	75	81
FNMA
3.500%,02/01/2034	303	316			303	316
FNMA
5.000%,07/01/2041	293	320			293	320
FNMA
3.500%, 08/01/2032	579	610	268	283	310	327
FNMA
3.230%,11/01/2020	320	331			320	331
FNMA
5.000%, 01/01/2020	383	395	314	324	69	71
FNMA
4.000%, 09/01/2037	566	605	262	281	303	324
FNMA
4.000%, 09/01/2045	430	461	274	293	157	168

FNMA
3.500%, 02/01/2031	496	521	281	295	215	226
FNMA
5.000%,08/01/2040	261	286			261	286
FNMA
3.500%, 05/01/2032	520	544	240	251	280	293
FNMA
4.000%, 05/01/2047	545	579	254	269	291	310
FNMA
4.500%,04/01/2044	291	313			291	313
FNMA
4.500%, 01/01/2044	347	374	277	299	69	75
FNMA
4.000%, 04/01/2025	563	590	272	285	291	305
FNMA
4.000%, 04/01/2047	517	550	203	216	314	334
FNMA
3.500%, 03/01/2046	629	651	336	348	293	303
FNMA
4.000%, 09/01/2046	605	645	282	301	323	344
FNMA
6.000%, 02/01/2034	426	487	298	341	128	146
FNMA
4.000%, 12/01/2042	438	463	341	360	97	103
FNMA
4.000%, 03/01/2047	616	657	287	306	329	351
FNMA
4.000%, 04/01/2024	646	676	312	327	334	349
FNMA
4.000%, 06/01/2043	445	476	318	340	127	136
FNMA
4.500%, 04/01/2047	582	632	271	295	310	337
FNMA
3.290%,10/01/2020	327	337			327	337
FNMA ACES, Cl X2, IO
0.533%,09/25/2022 (A)(D)	17,668	338	17,668	338
FNMA ACES, Ser 2015-M13, Cl A2
2.800%,06/25/2025 (A)(D)	130	130	130	130
FNMA ARM
3.164%, VAR ICE LIBOR USD 12 Month+1.562%, 10/01/2043 (A)	454	467	297	305	158	162
FNMA ARM
5.265%, VAR 12 Month Treas Avg+1.973%,11/01/2035 (A)	206	216	206	216
FNMA ARM
5.273%, VAR 12 Month Treas Avg+1.889%,10/01/2035 (A)	949	992	949	992
FNMA ARM
2.977%, VAR ICE LIBOR USD 12 Month+1.602%, 05/01/2047 (A)	393	402	183	188	209	214
FNMA ARM
3.137%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047 (A)	1,637	1,687	786	810	851	877
FNMA ARM
5.262%, VAR 12 Month Treas Avg+1.934%,11/01/2035 (A)	864	904	864	904
FNMA ARM
4.377%, VAR ICE LIBOR USD 12 Month+1.776%, 04/01/2040 (A)	355	376	230	243	126	133
FNMA ARM
3.234%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047 (A)	1,571	1,618	734	756	837	862
FNMA ARM
4.640%, VAR 12 Month Treas Avg+1.835%,10/01/2035 (A)	144	150	144	150
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%,11/25/2039	531	122	531	122
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%,11/25/2041	480	83	480	83
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%,04/25/2027	697	60	697	60
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	252	275	201	220	50	55
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	817	867	588	624	229	243
FNMA CMO, Ser 2005-29, Cl ZA
5.500%,04/25/2035	240	270			240	270
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	1,627	319	1,465	287	163	32
FNMA CMO, Ser 2006-112, Cl ST, IO
6.386%, VAR LIBOR USD 1 Month+6.700%,11/25/2036 (A)	1,329	146	1,329	146
FNMA CMO, Ser 2007-108, Cl AN
8.068%, 11/25/2037 (A)(D)	159	185	102	118	57	67
FNMA CMO, Ser 2008-22, Cl SI, IO
6.169%, VAR LIBOR USD 1 Month+6.430%,03/25/2037 (A)	1,867	71	1,867	71
FNMA CMO, Ser 2009-103, Cl MB
3.498%,12/25/2039 (A)(D)	128	137			128	137
FNMA CMO, Ser 2009-86, Cl BO, PO
6.302%, 03/25/2037 (B) (C)	2,129	1,958	1,570	1,444	559	514

FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, VAR LIBOR USD 1 Month+6.530%,01/25/2041 (A)	422	77	422	77
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	391	392	189	190	202	202
FNMA CMO, Ser 2011-59, Cl NZ
5.500%,07/25/2041	2,396	2,696	2,396	2,696
FNMA CMO, Ser 2011-87, Cl SG, IO
5.313%, VAR LIBOR USD 1 Month+6.550%,04/25/2040 (A)	380	47			380	47
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%,05/25/2034	549	36	549	36
FNMA CMO, Ser 2011-96, Cl SA, IO
6.308%, VAR LIBOR USD 1 Month+6.550%,10/25/2041 (A)	1,497	260	1,497	260
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%,06/25/2027	581	49			581	49
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%,12/25/2039	618	70			618	70
FNMA CMO, Ser 2012-133, Cl CS, IO
5.957%, VAR LIBOR USD 1 Month+6.150%,12/25/2042 (A)	437	82	437	82
FNMA CMO, Ser 2012-28, Cl B
6.500%,06/25/2039	73	80	73	80
FNMA CMO, Ser 2012-35, Cl SC, IO
5.263%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042 (A)	256	52	128	26	128	26
FNMA CMO, Ser 2012-46, Cl BA
6.000%,05/25/2042	379	431	379	431
FNMA CMO, Ser 2012-70, Cl YS, IO
6.457%, VAR LIBOR USD 1 Month+6.650%,02/25/2041 (A)	116	15	116	15
FNMA CMO, Ser 2012-74, Cl SA, IO
6.457%, VAR LIBOR USD 1 Month+6.650%,03/25/2042 (A)	461	74	461	74
FNMA CMO, Ser 2012-74, Cl OA, PO
6.125%,03/25/2042 (B) (C)	35	32	35	32
FNMA CMO, Ser 2012-75, Cl AO, PO
6.456%,03/25/2042 (B) (C)	71	65	71	65
FNMA CMO, Ser 2013-124, Cl SB, IO
4.713%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043 (A)	669	135	446	90	223	45
FNMA CMO, Ser 2013-126, Cl CS, IO
4.913%, VAR LIBOR USD 1 Month+6.150%,09/25/2041 (A)	618	88			618	88
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	581	537	269	249	312	288
FNMA CMO, Ser 2013-35, Cl CL
3.000%,02/25/2043	6,875	6,844	6,875	6,844
FNMA CMO, Ser 2013-54, Cl BS, IO
4.913%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043 (A)	272	56	136	28	136	28
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%,09/25/2032	712	75			712	75
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%,07/25/2028	169	18			169	18
FNMA CMO, Ser 2013-9, Cl CB
5.500%,04/25/2042	3,098	3,428	3,098	3,428
FNMA CMO, Ser 2013-9, Cl SA, IO
5.957%, VAR LIBOR USD 1 Month+6.150%,03/25/2042 (A)	567	79	567	79
FNMA CMO, Ser 2013-9, Cl BC
6.500%,07/25/2042	416	480	416	480
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	859	894	407	424	451	470
FNMA CMO, Ser 2014-47, Cl AI, IO
1.834%,08/25/2044 (A)(D)	399	24			399	24
FNMA CMO, Ser 2015-55, Cl IO, IO
1.677%,08/25/2055 (A)(D)	1,026	55	1,026	55
FNMA CMO, Ser 2015-56, Cl AS, IO
4.913%, VAR LIBOR USD 1 Month+6.150%,08/25/2045 (A)	80	18			80	18
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	3,275	3,423	1,775	1,855	1,500	1,568
FNMA CMO, Ser 2016-60, Cl QS, IO
4.863%, VAR LIBOR USD 1 Month+6.100%,09/25/2046 (A)	489	82	489	82
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,483	1,505	649	659	834	846
FNMA CMO, Ser 2017-33, Cl LB
3.000%, 05/25/2039	1,854	1,892	867	885	987	1,007
FNMA CMO, Ser 2017-76, Cl SB, IO
4.866%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057 (A)	2,600	487	1,600	300	1,000	187
FNMA CMO, Ser 2017-GS, Cl SA, IO
0.000%, 03/31/2036	800	139	500	87	300	52
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%,05/01/2027 (A)(D)	2,222	2,245	2,222	2,245
FNMA TBA
4.000%, 11/12/2039	21,445	22,545	6,920	7,275	14,525	15,270
FNMA TBA
2.500%,11/25/2027	6,700	6,738			6,700	6,738
FNMA TBA
3.500%, 10/15/2042	42,405	43,715	21,535	22,200	20,870	21,515

FNMA TBA
4.000%, 10/01/2040	23,610	24,860	10,100	10,635	13,510	14,225
FNMA TBA
3.500%, 11/01/2040	13,600	13,995	5,600	5,763	8,000	8,232
FNMA TBA
5.000%, 10/01/2038	3,000	3,272	1,500	1,636	1,500	1,636
FNMA TBA
3.000%, 10/15/2027	7,100	7,295	4,110	4,223	2,990	3,072
FNMA TBA
3.500%, 12/01/2040	7,500	7,704	3,500	3,595	4,000	4,109
FNMA TBA
4.500%, 11/15/2034	18,655	20,001	8,690	9,317	9,965	10,684
FNMA TBA
3.000%, 10/15/2042	16,080	16,133	8,135	8,162	7,945	7,971
FNMA TBA
3.000%, 11/25/2026	15,800	16,217	8,800	9,032	7,000	7,185
FNMA, Ser 2014-M12, Cl FA
1.579%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021 (A)	651	650	496	495	155	155
FNMA, Ser 2014-M8, Cl X2, IO
0.520%,06/25/2024 (A)(D)	8,586	194			8,586	194
FNMA, Ser 2015-M10, Cl A2
3.092%,04/25/2027 (A)(D)	544	551			544	551
FNMA, Ser 2015-M3, Cl FA
1.457%, VAR LIBOR USD 1 Month+0.220%, 06/25/2018 (A)	293	293	146	146	147	147
FNMA, Ser 2017-M4, Cl A2
2.684%, 12/25/2026 (A)(D)	944	925	440	431	504	494
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (A)(D)	850	869	397	406	453	463
FNMA, Ser M2, Cl A3
3.058%,12/25/2024 (A)(D)	2,534	2,607	2,534	2,607
FNMA, Ser M2, Cl A2
3.513%,12/25/2023 (A)(D)	1,770	1,869	1,770	1,869
FNMA, Ser M4, Cl A2
3.346%,03/25/2024 (A)(D)	2,795	2,927	2,795	2,927
FREMF 2012-K20 Mortgage Trust, Ser K20, Cl X2A, IO
0.200%,05/25/2045 (E)	12,422	93	12,422	93
GNMA
6.000%,09/15/2034	1	1	1	1
GNMA
6.000%,01/15/2033	1	1	1	1
GNMA
6.000%,02/15/2032	1	2	1	2
GNMA
4.000%, 09/15/2045	183	196	85	91	98	105
GNMA
6.500%,04/15/2029	2	2	2	2
GNMA
6.000%,10/15/2023	1	1	1	1
GNMA
6.500%,06/15/2035	106	122	106	122
GNMA
6.000%,03/15/2029	1	1	1	1
GNMA
6.000%,03/15/2033	4	5	4	5
GNMA
6.000%,08/15/2034	109	125	109	125
GNMA
6.000%,02/15/2034	0	1	—	1
GNMA
6.000%,02/15/2034	1	1	1	1
GNMA
6.500%,09/15/2028	1	1	1	1
GNMA
6.000%,06/15/2029	1	1	1	1
GNMA
6.000%,03/15/2033	1	1	1	1
GNMA
6.000%,01/15/2033	4	5	4	5
GNMA
4.500%, 05/20/2045	140	153	110	120	30	33
GNMA
6.000%,11/15/2033	1	1	1	1
GNMA
6.500%,02/15/2032	2	2	2	2
GNMA
6.000%,03/15/2034	3	4	3	4
GNMA
6.000%,06/15/2034	3	4	3	4
GNMA
6.000%,07/15/2034	79	90	79	90

GNMA
4.000%, 07/15/2045	167	179	92	99	74	80
GNMA
6.000%,03/15/2031	3	4	3	4
GNMA
6.000%,05/15/2034	3	4	3	4
GNMA
6.500%,03/15/2033	3	3	3	3
GNMA
6.000%,07/15/2034	3	3	3	3
GNMA
6.000%,03/15/2034	3	3	3	3
GNMA
6.000%,08/15/2031	3	3	3	3
GNMA
6.000%,04/15/2029	3	3	3	3
GNMA
6.000%,07/15/2034	83	94	83	94
GNMA
6.000%,11/15/2033	4	4	4	4
GNMA
6.000%,08/15/2034	4	4	4	4
GNMA
6.500%,03/15/2029	4	4	4	4
GNMA
6.000%,12/15/2031	4	5	4	5
GNMA
6.000%,07/15/2034	4	5	4	5
GNMA
6.000%,01/15/2034	2	2	2	2
GNMA
6.000%,11/15/2033	2	2	2	2
GNMA
6.500%,08/15/2031	3	4	3	4
GNMA
6.000%,04/15/2034	3	4	3	4
GNMA
6.000%,10/15/2033	2	2	2	2
GNMA
6.500%,07/15/2033	81	89	81	89
GNMA
6.000%,10/15/2034	4	4	4	4
GNMA
4.000%, 06/15/2047	1,223	1,303	571	608	652	695
GNMA
5.000%,07/20/2040	536	591	536	591
GNMA
3.000%,04/15/2045	729	740			729	740
GNMA
3.500%,11/20/2046	735	765			735	765
GNMA
3.500%,06/20/2047	719	748			719	748
GNMA
4.500%, 09/20/2045	748	826	430	474	318	352
GNMA
3.000%, 12/20/2046	7,782	7,900	4,613	4,683	3,169	3,217
GNMA
4.000%, 06/20/2047	7,715	8,154	3,670	3,879	4,045	4,275
GNMA
6.000%,11/15/2033	168	191	168	191
GNMA
6.500%,08/15/2034	264	302	264	302
GNMA
6.000%,11/15/2032	242	276	242	276
GNMA
3.500%, 06/20/2046	2,672	2,780	2,211	2,301	461	479
GNMA
3.500%,03/20/2046	1,979	2,060	1,979	2,060
GNMA
5.000%,05/20/2047	2,278	2,443	2,278	2,443
GNMA
6.500%,02/15/2035	31	36	31	36
GNMA
3.500%, 09/20/2046	4,966	5,169	3,130	3,258	1,836	1,911
GNMA
4.000%, 08/20/2047	4,390	4,645	2,794	2,956	1,596	1,689
GNMA
4.500%,04/20/2041	1,014	1,090	1,014	1,090
GNMA
4.000%, 07/15/2047	1,342	1,430	622	663	720	767

GNMA
3.500%, 03/20/2047	1,936	2,015	1,258	1,310	678	705
GNMA
3.500%,04/20/2047	1,576	1,640	1,576	1,640
GNMA
3.500%,04/20/2046	1,312	1,366			1,312	1,366
GNMA
4.500%, 04/15/2047	300	327	140	153	160	174
GNMA
3.500%, 06/15/2046	293	307	162	170	131	137
GNMA
4.500%, 08/20/2045	243	267	161	176	83	91
GNMA
4.000%, 09/15/2045	397	424	219	234	178	190
GNMA
4.500%, 09/15/2047	279	305	95	104	184	201
GNMA
3.500%, 07/15/2046	282	295	156	163	126	132
GNMA
6.500%,05/15/2029	0	—
GNMA
6.500%,11/15/2032	127	148	127	148
GNMA
4.500%, 08/15/2047	261	285	121	132	140	153
GNMA
5.000%,09/20/2040	147	162	147	162
GNMA
6.000%,12/15/2028	0	—
GNMA
4.000%, 09/20/2045	736	787	467	500	268	287
GNMA
6.500%,12/15/2035	361	419			361	419
GNMA
3.500%, 05/20/2046	555	577	61	63	494	514
GNMA
3.500%,01/20/2047	3,710	3,861			3,710	3,861
GNMA
4.000%, 07/20/2047	796	841	497	526	298	315
GNMA
4.500%, 04/15/2047	370	404	185	202	185	202
GNMA
4.500%, 06/20/2045	363	402	260	288	103	114
GNMA
4.500%, 07/20/2045	331	360	225	244	107	116
GNMA
2.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%,02/20/2034 (A)	295	307			295	307
GNMA
4.000%, 10/15/2045	677	724	374	400	303	324
GNMA
3.000%,09/20/2047	375	381			375	381
GNMA
6.500%,04/15/2031	23	26	23	26
GNMA
6.000%,07/15/2034	23	26	23	26
GNMA
6.500%,07/15/2028	24	26	24	26
GNMA
6.000%,11/15/2033	42	48	42	48
GNMA
6.500%,04/15/2032	23	26	23	26
GNMA
6.000%,04/15/2031	22	25	22	25
GNMA
7.500%,10/15/2037	42	50			42	50
GNMA
6.000%,11/15/2033	23	25	23	25
GNMA
6.500%,01/15/2032	22	25	22	25
GNMA
6.500%,04/15/2032	24	26	24	26
GNMA
6.000%,03/15/2034	25	28	25	28
GNMA
6.000%,09/15/2033	41	47	41	47
GNMA
6.000%,09/15/2034	39	45	39	45
GNMA
6.000%,08/15/2034	25	28	25	28
GNMA
6.000%,04/15/2033	24	27	24	27

GNMA
6.000%,02/15/2033	42	48	42	48
GNMA
6.000%,12/15/2033	42	48	42	48
GNMA
7.000%,09/15/2031	39	46			39	46
GNMA
6.500%,05/15/2031	42	47	42	47
GNMA
6.000%,04/15/2033	19	22	19	22
GNMA
4.500%, 05/15/2046	90	99	50	55	40	44
GNMA
8.000%,09/15/2030	21	22	21	22
GNMA
6.000%,10/15/2033	19	22	19	22
GNMA
6.000%,07/15/2031	48	55	48	55
GNMA
6.000%,10/15/2033	49	55	49	55
GNMA
6.500%,07/15/2031	19	21	19	21
GNMA
6.500%,07/15/2034	19	21	19	21
GNMA
6.000%,10/15/2032	18	21	18	21
GNMA
6.000%,06/15/2034	47	54	47	54
GNMA
6.500%,09/15/2035	22	24	22	24
GNMA
6.000%,08/15/2034	21	23	21	23
GNMA
6.000%,02/15/2034	44	51	44	51
GNMA
6.500%,09/15/2032	21	24	21	24
GNMA
6.000%,10/15/2033	45	52	45	52
GNMA
6.500%,05/15/2035	48	53	48	53
GNMA
6.000%,10/15/2033	19	22	19	22
GNMA
6.500%,09/15/2028	21	23	21	23
GNMA
6.000%,08/15/2034	20	23	20	23
GNMA
6.000%,09/15/2034	25	28	25	28
GNMA
6.000%,02/15/2029	35	40	35	40
GNMA
6.500%,01/15/2029	29	34	29	34
GNMA
6.000%,06/15/2034	30	34	30	34
GNMA
6.000%,07/15/2034	34	40	34	40
GNMA
4.500%, 05/15/2046	58	63	30	33	27	30
GNMA
6.000%,09/15/2033	36	40	36	40
GNMA
6.000%,08/15/2034	28	33	28	33
GNMA
6.500%,11/15/2034	30	33	30	33
GNMA
6.000%,01/15/2032	36	40	36	40
GNMA
6.500%,02/15/2035	33	38	33	38
GNMA
6.000%,03/15/2034	32	36	32	36
GNMA
6.000%,07/15/2034	32	37	32	37
GNMA
6.000%,08/15/2034	32	36	32	36
GNMA
6.500%,06/15/2035	33	37	33	37
GNMA
6.000%,05/15/2034	32	36	32	36
GNMA
6.500%,11/15/2031	34	38	34	38

GNMA
6.500%,01/15/2032	33	38	33	38
GNMA
6.000%,03/15/2034	33	37	33	37
GNMA
6.000%,01/15/2033	30	35	30	35
GNMA
6.000%,07/15/2034	27	31	27	31
GNMA
6.000%,11/15/2032	27	31	27	31
GNMA
6.000%,09/15/2031	39	44	39	44
GNMA
6.000%,01/15/2034	27	31	27	31
GNMA
6.000%,02/15/2033	27	30	27	30
GNMA
6.500%,05/15/2031	25	29	25	29
GNMA
6.500%,09/15/2032	40	45	40	45
GNMA
6.500%,06/15/2031	40	44	40	44
GNMA
6.000%,01/15/2032	26	29	26	29
GNMA
6.000%,11/15/2033	38	43	38	43
GNMA
6.000%,10/15/2035	28	32	28	32
GNMA
6.000%,04/15/2034	29	32	29	32
GNMA
6.500%,09/15/2034	37	41	37	41
GNMA
6.000%,01/15/2034	28	32	28	32
GNMA
5.000%, 12/20/2039	72	81	36	41	36	40
GNMA
6.000%,08/15/2034	28	31	28	31
GNMA
6.000%,03/15/2033	38	43	38	43
GNMA
6.000%,10/15/2033	36	41	36	41
GNMA
6.000%,12/15/2033	37	41	37	41
GNMA
6.500%,01/15/2032	11	12	11	12
GNMA
6.000%,06/15/2034	10	11	10	11
GNMA
6.500%,03/15/2032	10	11	10	11
GNMA
6.000%,04/15/2029	65	73	65	73
GNMA
5.000%, 11/20/2045	125	140	70	78	55	62
GNMA
6.000%,02/15/2034	10	12	10	12
GNMA
6.000%,03/15/2029	9	10	9	10
GNMA
6.000%,10/15/2033	9	10	9	10
GNMA
6.500%,02/15/2032	9	10	9	10
GNMA
6.000%,12/15/2032	69	78	69	78
GNMA
6.000%,06/15/2034	9	10	9	10
GNMA
6.500%,06/15/2035	9	10	9	10
GNMA
6.000%,11/15/2032	11	12	11	12
GNMA
6.500%,12/15/2034	13	14	13	14
GNMA
6.000%,01/15/2029	12	14	12	14
GNMA
6.000%,12/15/2033	60	69	60	69
GNMA
6.000%,07/15/2034	13	14	13	14
GNMA
8.000%,11/15/2029	12	14	12	14

GNMA
6.500%,11/15/2031	13	14	13	14
GNMA
6.000%,08/15/2034	64	72	64	72
GNMA
6.000%,11/15/2034	11	12	11	12
GNMA
6.000%,02/15/2034	65	73	65	73
GNMA
8.000%,09/15/2030	12	13	12	13
GNMA
6.000%,08/15/2034	11	13	11	13
GNMA
6.000%,12/15/2032	62	71	62	71
GNMA
6.000%,01/15/2032	5	6	5	6
GNMA
8.000%,09/15/2030	5	6	5	6
GNMA
6.000%,11/15/2033	5	6	5	6
GNMA
6.500%,05/15/2029	6	6	6	6
GNMA
6.000%,09/15/2034	74	84	74	84
GNMA
6.000%,04/15/2034	6	6	6	6
GNMA
6.000%,09/20/2038	77	86			77	86
GNMA
6.000%,04/15/2034	78	88	78	88
GNMA
6.500%,01/15/2033	75	88	75	88
GNMA
6.000%,06/15/2034	5	6	5	6
GNMA
6.000%,08/15/2032	5	6	5	6
GNMA
6.000%,05/15/2034	5	6	5	6
GNMA
6.500%,11/15/2033	6	7	6	7
GNMA
6.000%,07/15/2033	7	8	7	8
GNMA
6.000%,07/15/2032	7	8	7	8
GNMA
6.000%,10/15/2033	70	79	70	79
GNMA
6.500%,02/15/2032	9	10	9	10
GNMA
6.000%,11/15/2033	8	10	8	10
GNMA
6.000%,10/15/2031	8	9	8	9
GNMA
6.000%,08/15/2034	6	7	6	7
GNMA
6.500%,07/15/2032	6	7	6	7
GNMA
6.000%,10/15/2033	6	7	6	7
GNMA
6.500%,02/15/2033	7	8	7	8
GNMA
6.000%,05/15/2034	7	7	7	7
GNMA
6.500%,12/15/2033	75	83	75	83
GNMA
6.000%,04/15/2029	16	18	16	18
GNMA
6.000%,08/15/2033	15	17	15	17
GNMA
7.500%,03/15/2029	56	66	56	66
GNMA
6.000%,10/20/2040	16	18	16	18
GNMA
6.500%,12/15/2032	58	68	58	68
GNMA
6.500%,07/15/2031	14	16	14	16
GNMA
6.000%,02/15/2033	14	15	14	15
GNMA
6.000%,07/15/2034	15	17	15	17

GNMA
6.000%,11/15/2033	49	56	49	56
GNMA
6.000%,06/15/2034	58	66	58	66
GNMA
6.000%,11/15/2032	53	60	53	60
GNMA
6.000%,10/15/2033	55	63	55	63
GNMA
6.500%,02/15/2032	18	21	18	21
GNMA
6.500%,01/15/2032	19	21	19	21
GNMA
5.000%,11/20/2040	18	20	18	20
GNMA
6.500%,09/15/2028	17	19	17	19
GNMA
5.000%,07/20/2040	17	19	17	19
GNMA
6.500%,12/15/2029	56	64	56	64
GNMA
6.500%,11/15/2033	17	19	17	19
GNMA
6.000%,06/15/2032	13	15	13	15
GNMA
6.000%,08/15/2034	60	68	60	68
GNMA
6.500%,06/15/2035	15	16	15	16
GNMA
6.000%,08/15/2034	13	15	13	15
GNMA
6.500%,09/15/2031	14	15	14	15
GNMA CMO, Ser 2007-17, Cl IB, IO
6.093%, VAR LIBOR USD 1 Month+6.250%,04/20/2037 (A)	667	108	667	108
GNMA CMO, Ser 2007-78, Cl SA, IO
5.296%, VAR LIBOR USD 1 Month+6.530%,12/16/2037 (A)	781	117			781	117
GNMA CMO, Ser 2009-66, Cl XS, IO
5.566%, VAR LIBOR USD 1 Month+6.800%,07/16/2039 (A)	904	134			904	134
GNMA CMO, Ser 2010-31, Cl GS, IO
6.314%, VAR LIBOR USD 1 Month+6.500%,03/20/2039 (A)	71	5	71	5
GNMA CMO, Ser 2010-4, Cl NS, IO
5.156%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040 (A)	6,260	1,110	4,725	838	1,536	272
GNMA CMO, Ser 2010-85, Cl HS, IO
6.408%, VAR LIBOR USD 1 Month+6.650%,01/20/2040 (A)	82	10	82	10
GNMA CMO, Ser 2010-H11, Cl FA
2.236%, VAR ICE LIBOR USD 1 Month+1.000%,06/20/2060 (A)	522	530			522	530
GNMA CMO, Ser 2010-H27, Cl FA
0.640%, VAR ICE LIBOR USD 1 Month+0.380%,12/20/2060 (A)	1,408	1,401	1,408	1,401
GNMA CMO, Ser 2010-H28, Cl FE
0.610%, VAR ICE LIBOR USD 1 Month+0.400%,12/20/2060 (A)	740	738	740	738
GNMA CMO, Ser 2011-H08, Cl FD
1.731%, VAR ICE LIBOR USD 1 Month+0.500%,02/20/2061 (A)	355	354			355	354
GNMA CMO, Ser 2011-H08, Cl FG
0.666%, VAR ICE LIBOR USD 1 Month+0.480%,03/20/2061 (A)	844	842	844	842
GNMA CMO, Ser 2011-H09, Cl AF
0.710%, VAR ICE LIBOR USD 1 Month+0.500%,03/20/2061 (A)	611	611	611	611
GNMA CMO, Ser 2012-34, Cl SA, IO
4.814%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042 (A)	694	118	545	93	149	25
GNMA CMO, Ser 2012-43, Cl SN, IO
5.366%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042 (A)	128	29	43	10	86	19
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%,02/20/2038	663	53	663	53
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, VAR LIBOR USD 1 Month+6.100%,08/16/2042 (A)	345	60	345	60
GNMA CMO, Ser 2012-H25, Cl FA
1.931%, VAR ICE LIBOR USD 1 Month+0.700%,12/20/2061 (A)	632	634			632	634
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%,04/20/2043	374	55	374	55
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%,05/20/2043	619	102			619	102
GNMA CMO, Ser 2014-117, Cl SJ, IO
4.364%, VAR LIBOR USD 1 Month+5.600%,08/20/2044 (A)	220	32			220	32
GNMA CMO, Ser 2014-5, Cl SP, IO
4.916%, VAR LIBOR USD 1 Month+6.150%,06/16/2043 (A)	521	65			521	65
GNMA CMO, Ser 2014-H10, Cl TA
1.831%, VAR ICE LIBOR USD 1 Month+0.600%,04/20/2064 (A)	711	713			711	713
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	226	45	151	30	75	15
GNMA CMO, Ser 2015-H10, Cl FC
1.711%, VAR ICE LIBOR USD 1 Month+0.480%,04/20/2065 (A)	426	424			426	424

GNMA CMO, Ser 2015-H18, Cl FA
1.681%, VAR ICE LIBOR USD 1 Month+0.450%,06/20/2065 (A)	314	313			314	313
GNMA CMO, Ser 2015-H20, Cl FA
1.701%, VAR ICE LIBOR USD 1 Month+0.470%,08/20/2065 (A)	309	308			309	308
GNMA CMO, Ser 2016-135, Cl SB, IO
4.866%, VAR LIBOR USD 1 Month+6.100%,10/16/2046 (A)	361	98	361	98
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.627%,09/20/2067 (A)(D)	5,700	588	5,700	588
GNMA TBA
3.500%, 11/15/2041	11,000	11,416	6,800	7,057	4,200	4,359
GNMA TBA
3.000%, 10/01/2042	58,090	58,898	27,545	27,928	30,545	30,970
GNMA TBA
4.500%,10/15/2039	11,345	12,093	11,345	12,093
GNMA TBA
4.500%, 12/15/2039	8,500	9,032	3,900	4,144	4,600	4,888
GNMA TBA
3.500%, 10/15/2041	36,660	38,018	16,045	16,805	20,615	21,443
GNMA TBA
4.500%,11/15/2039	10,440	11,110			10,440	11,110
GNMA TBA
4.000%, 10/01/2039	22,050	23,242	12,800	13,492	9,250	9,750
GNMA, Ser 152, Cl IO, IO
0.754%,01/16/2054 (A)(D)	7,973	427	7,973	427
GNMA, Ser 2012-112, Cl IO, IO
0.311%,02/16/2053 (A)(D)	1,088	26			1,088	26
GNMA, Ser 2012-27, Cl IO, IO
1.012%,04/16/2053 (A)(D)	1,488	54			1,488	54
GNMA, Ser 2013-145, Cl IO, IO
1.072%,09/16/2044 (A)(D)	1,369	74			1,369	74
GNMA, Ser 2013-63, Cl IO, IO
0.777%,09/16/2051 (A)(D)	22	1			22	1
GNMA, Ser 2013-96, Cl IO, IO
0.527%,10/16/2054 (A)(D)	1,948	64			1,948	64
GNMA, Ser 2014-47, Cl IA, IO
0.385%,02/16/2048 (A)(D)	298	12			298	12
GNMA, Ser 2014-50, Cl IO, IO
0.870%,09/16/2055 (A)(D)	1,209	66			1,209	66
GNMA, Ser 2014-92, Cl IX, IO
0.694%,05/16/2054 (A)(D)	6,860	248			6,860	248
GNMA, Ser 2015-5, Cl IK, IO
0.702%,11/16/2054 (A)(D)	6,705	307			6,705	307
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.613%, VAR LIBOR USD 1 Month+0.370%,11/06/2017 (A)	705	705	705	705

		1,093,725		582,513		511,212
Non-Agency Mortgage-Backed Obligations — 9.2%
7 WTC Depositor Trust, Ser 2012-7WTC, Cl A
4.082%,03/13/2031 (E)	64	65			64	65
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.285%,02/25/2035 (A)(D)	1,388	1,350	1,388	1,350
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.294%, VAR ICE LIBOR USD 1 Month+0.140%,03/25/2037 (A)	2,045	1,699	2,045	1,699
Alternative Loan Trust 2006-OA11, Ser 2006-OA11, Cl A4
0.340%, VAR ICE LIBOR USD 1 Month+0.190%,09/25/2046 (A)	442	367	442	367
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.507%,08/25/2035 (A)(D)	1,688	1,420	1,688	1,420
Alternative Loan Trust, Ser 2006-18CB, Cl A6
27.980%, VAR ICE LIBOR USD 1 Month+28.600%,07/25/2036 (A)	301	456	301	456
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.550%, VAR ICE LIBOR USD 1 Month+0.400%,09/25/2037 (A)	2,343	1,469	2,343	1,469
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.636%, VAR ICE LIBOR USD 1 Month+0.190%,12/25/2046 (A)	1,508	1,253	1,508	1,253
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
3.453%, VAR ICE LIBOR USD 6 Month+2.000%,02/25/2045 (A)	444	453			444	453
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
5.294%, VAR ICE LIBOR USD 6 Month+2.000%,06/25/2045 (A)	2,957	2,993	2,957	2,993
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.350%, VAR ICE LIBOR USD 6 Month+1.750%,11/25/2045 (A)	1,607	1,283	1,607	1,283
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%,12/13/2029 (E)	930	946			930	946
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.838%,03/26/2037 (A)(D) (E)	76	76			76	76
Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%,08/10/2035 (E)	805	852	805	852
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A
4.185%,08/15/2034 (A)(D) (E)	440	471	440	471
BAMLL Re-REMIC Trust, Ser 2016-RRGG10, Cl AJA
5.932%,08/10/2045 (A)(D) (E)	1,812	1,577	1,812	1,577
Banc of America Funding Trust, Ser 2004-C, Cl 1A1

3.231%,12/20/2034 (A)(D)	20	20			20	20
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
1.526%, VAR ICE LIBOR USD 1 Month+0.290%,07/20/2036 (A)	1,357	1,358			1,357	1,358
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	900	921	570	583	330	338
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%,03/28/2057 (A)(D) (E)	1,284	1,298	1,284	1,298
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%,11/05/2036 (E)	600	614			600	614
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%,06/05/2030 (E)	150	149			150	149
BCAP 2015-RR2 Trust, Ser 2015-RR2, Cl 21A1
0.568%,03/28/2037 (A)(D) (E)	1,127	1,072	1,127	1,072
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%,11/26/2034 (A)(D) (E)	70	72			70	72
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.316%,05/25/2034 (A)(D)	141	131	141	131
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.692%,05/25/2034 (A)(D)	14	15			14	15
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
3.280%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.050%,08/25/2035 (A)	52	53			52	53
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
1.937%, VAR ICE LIBOR USD 1 Month+0.700%,01/25/2035 (A)	142	141			142	141
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.877%, VAR ICE LIBOR USD 1 Month+0.640%,07/25/2034 (A)	90	89			90	89
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
3.413%,10/25/2033 (A)(D)	507	508			507	508
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%,09/25/2035 (A)(D)	1,380	1,356	1,380	1,356
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.500%, VAR ICE LIBOR USD 1 Month+7.650%,11/25/2035 (A)	4,245	1,264	4,245	1,264
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.521%,06/11/2041 (A)(D) (E)	23	—			23	—
BX Trust, Ser 2017-APPL, Cl A
2.130%, VAR LIBOR USD 1 Month+0.880%,07/15/2034 (A) (E)	590	590	590	590
CD Commercial Mortgage Trust, Ser 2006-CD3, Cl AJ
5.688%,10/15/2048	170	87	170	87
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%,12/11/2049 (A)(D)	51	29	51	29
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	294	290	162	160	132	130
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	1,054	1,042	517	511	537	531
CD Commercial Mortgage Trust, Ser 2016-CD2
3.526%,11/01/2049	290	300			290	300
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	474	487	221	227	253	260
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
1.060%,08/15/2050 (A)(D)	8,750	576	8,750	576
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%,08/15/2050	570	583	570	583
CD Commerical Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%,02/10/2050	310	323			310	323
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(D) (E)	818	868	459	487	359	381
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	485	483	267	266	218	217
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	626	632	294	297	332	335
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	622	639	290	298	332	341
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	467	489	226	237	241	252
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	376	374	175	174	201	200
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	494	507	230	236	264	271
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	621	637	276	283	345	354
CGBAM Commercial Mortgage Trust, Ser 2016-IMC, Cl D
6.634%, VAR LIBOR USD 1 Month+5.400%,11/15/2021 (A) (E)	930	929			930	929
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.679%,02/25/2037 (A)(D)	33	33			33	33
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.556%,02/25/2037 (A)(D)	25	25			25	25
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.652%,07/25/2037 (A)(D)	40	40			40	40
Chicago Skyscraper Trust, Ser 2017-SKY, Cl C
2.484%, VAR LIBOR USD 1 Month+1.250%,02/15/2030 (A) (E)	320	320			320	320
Citigroup Commercial Mortgage Trust 2014-GC19, Ser GC19, Cl E

4.400%,03/10/2047 (A)(D) (E)	780	586	780	586
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%,10/15/2049	200	189	200	189
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.136%,12/10/2049 (A)(D)	140	82	140	82
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%,05/10/2035 (E)	1,205	1,236	1,205	1,236
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A4
3.093%, 04/10/2046	374	382	174	178	200	204
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	424	429	198	200	226	229
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	875	875	484	484	391	391
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%,01/12/2030 (E)	428	428			428	428
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%,10/10/2047	140	146			140	146
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/2047	1,101	1,148	514	536	587	612
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048	561	568	262	265	299	303
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%,09/10/2058	290	305			290	305
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%,09/15/2050	330	339			330	339
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.714%,09/25/2033 (A)(D)	37	38			37	38
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%,04/25/2032 (E)	14	14			14	14
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%,01/15/2046 (A)(D) (E)	511	—			511	—
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.742%,12/11/2049 (A)(D) (E)	323	—			323	—
Cold Storage Trust, Ser 2017-ICE3, Cl B
2.484%, VAR LIBOR USD 1 Month+1.250%,04/15/2036 (A) (E)	1,740	1,751	1,740	1,751
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (E)	87	88	55	56	32	32
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.665%,07/10/2046 (A)(D) (E)	13,060	270	13,060	270
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.838%,08/15/2045 (A)(D)	638	42			638	42
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	166	166	107	107	59	59
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%,10/15/2045	590	598			590	598
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%,12/10/2044	79	81			79	81
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (E)	835	902	620	670	215	232
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	328	331	211	213	117	118
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	127	126	71	71	55	55
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	25	25	14	14	11	11
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	160	171	74	79	86	92
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.251%, 10/10/2046 (A)(D)	50	52	40	42	10	10
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)(D)	120	127	90	95	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	138	100	106	30	32
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	167	176	78	82	89	94
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
1.083%,11/12/2046 (A)(D)	3,935	139			3,935	139
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	1,468	1,469	719	719	749	750
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%,03/10/2046 (E)	299	300			299	300
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	1,354	1,423	632	664	722	759
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.259%,07/10/2045 (A)(D) (E)	780	609	780	609
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.387%,07/15/2047 (A)(D)	3,676	186			3,676	186
COMM Mortgage Trust, Ser 2014-CR19, Cl C
4.873%,08/10/2024 (A)(D)	550	560	550	560
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5

3.694%, 08/10/2047	366	383	170	178	196	205
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	294	307	191	199	103	108
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	903	940	421	438	482	502
COMM Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%,08/10/2048	188	198			188	198
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.349%,02/10/2048 (A)(D)	6,253	423			6,253	423
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (E)	960	988	650	669	310	319
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	480	487	226	229	254	258
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%,08/10/2021	370	374			370	374
COMM Mortgage Trust, Ser 2016-SAVA
2.947%,10/15/2018	1,310	1,315			1,310	1,315
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	770	789	356	365	414	424
Commercial Mortgage Pass-Through Certificates, Ser 2006-C3, Cl AJ
5.806%,06/15/2038 (A)(D)	124	64	124	64
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	499	505	233	236	266	269
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%,03/10/2031 (E)	100	105	100	105
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.535%,03/10/2047 (A)(D)	2,211	125			2,211	125
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	168	178	78	83	90	95
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	860	900	488	511	372	389
Core Industrial Trust 2015-TEXW, Ser TEXW, Cl E
3.848%,02/10/2034 (A)(D) (E)	630	624	630	624
Credit Suisse Commercial Mortgage Trust Series 2006-C5, Ser C5, Cl AJ
5.373%,12/15/2039	380	324	380	324
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%,09/15/2040 (A)(D)	215	213	215	213
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%,11/25/2033	66	67			66	67
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%,12/25/2033	60	64			60	64
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.530%, 10/25/2033 (A)(D)	1,322	1,317	925	922	397	395
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.087%,03/12/2020	1,086	1,428
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.332%,03/12/2020	382	502
Credit Suisse Mortgage Capital Certificates, Ser CHOP, Cl G
6.847%, VAR LIBOR USD 1 Month+5.620%,07/15/2032 (A) (E)	1,000	995	1,000	995
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%,09/15/2037 (E)	250	259	250	259
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%,09/15/2037 (E)	590	526	590	526
Csail 2015-C2 Commercial Mortgage Trust, Ser C2, Cl C
4.354%,06/15/2057 (A)(D)	635	577	635	577
CSAIL Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.718%, 08/15/2048	651	679	302	315	349	364
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,644	1,722	762	798	882	924
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	202	211	112	117	90	94
CSMC 2015-TWNI Trust, Ser TOWN, Cl F
4.697%, VAR LIBOR USD 1 Month+4.500%,03/15/2028 (A) (E)	650	650	650	650
CSMC Series 2015-4R, Ser 2015-4R, Cl 3A1
0.507%, VAR ICE LIBOR USD 1 Month+0.310%,10/27/2036 (A) (E)	600	533	600	533
CSMC Trust, Ser 2014-11R, Cl 9A2
1.372%, VAR ICE LIBOR USD 1 Month+0.140%,10/27/2036 (A) (E)	2,620	1,683	2,620	1,683
CSMC, Ser 2009-2R, Cl 1A16
3.403%,09/26/2034 (A)(D) (E)	755	761			755	761
CSMC, Ser 2009-2R, Cl 1A14
3.403%,09/26/2034 (A)(D) (E)	503	507			503	507
CSMC, Ser 2010-3R, Cl 2A3
4.500%,12/26/2036 (A)(D) (E)	770	789			770	789
CSMC, Ser 2014-7R, Cl 8A1
3.185%,07/27/2037 (A)(D) (E)	599	600			599	600
CSMC, Ser 2015-5R, Cl 1A1
1.066%,09/27/2046 (E)	700	695			700	695
CSMC, Ser 2016-BDWN, Cl B
5.734%, VAR LIBOR USD 1 Month+4.500%,02/15/2029 (A) (E)	370	371			370	371
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB

3.121%, 06/10/2050	281	286	131	133	150	153
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%,07/10/2044 (E)	100	106			100	106
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
3.430%, VAR ICE LIBOR USD 1 Month+0.800%,11/19/2044 (A)	869	805	869	805
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.437%, VAR ICE LIBOR USD 1 Month+2.200%,02/25/2024 (A)	501	517			501	517
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.887%, VAR ICE LIBOR USD 1 Month+1.650%,04/25/2024 (A)	338	342			338	342
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.837%, VAR ICE LIBOR USD 1 Month+2.600%,12/25/2027 (A)	354	361			354	361
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.087%, VAR ICE LIBOR USD 1 Month+2.850%,04/25/2028 (A)	694	719			694	719
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.096%, VAR ICE LIBOR USD 1 Month+4.650%,10/25/2028 (A)	360	404	360	404
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.437%, VAR ICE LIBOR USD 1 Month+1.200%,07/25/2029 (A)	780	789			780	789
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
2.434%, VAR ICE LIBOR USD 1 Month+1.200%,10/25/2029 (A)	1,369	1,384	1,369	1,384
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.171%, VAR ICE LIBOR USD 1 Month+3.000%,07/25/2024 (A)	4,810	5,064	4,810	5,064
GS Mortgage Securities II, Ser GC30, Cl B
4.151%,05/10/2050 (A)(D)	680	672	680	672
GS Mortgage Securities Trust 2006-GG8, Ser GG8, Cl AJ
5.622%,11/10/2039	269	253	269	253
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.084%,11/10/2039 (A)(D) (E)	313	—			313	—
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.932%,08/10/2045 (A)(D)	771	787	771	787
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	122	124	78	79	44	45
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	1,522	1,599	711	747	811	852
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2046	378	382	186	188	192	194
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)(D)	270	294	180	196	90	98
GS Mortgage Securities Trust, Ser 2013-KING, Cl A
2.706%,12/10/2027 (E)	103	104			103	104
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%,01/10/2030 (E)	122	122			122	122
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	425	447	197	207	228	240
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%,11/10/2047 (A)(D)	680	702	680	702
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	413	406	228	224	185	182
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	619	621	342	343	277	278
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	1,170	1,194	542	553	628	641
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%,09/19/2027 (A)(D) (E)	20	20	20	20
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.360%, 10/25/2033 (A)(D)	380	384	285	288	95	96
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%,09/25/2034	36	37			36	37
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
4.710%,07/25/2035 (A)(D)	3,098	2,993	3,098	2,993
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%,01/25/2037	12	12			12	12
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.636%,05/19/2034 (A)(D)	1,524	1,554	1,524	1,554
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
2.137%, VAR ICE LIBOR USD 1 Month+0.900%,10/25/2034 (A)	177	179			177	179
Impac CMB Trust Series, Ser 2007-A, Cl M1
2.037%, VAR ICE LIBOR USD 1 Month+0.800%,05/25/2037 (A) (E)	389	363			389	363
Impac Secured Assets Trust, Ser 2004-4, Cl 1A3
2.097%, VAR ICE LIBOR USD 1 Month+0.860%,02/25/2035 (A)	379	379			379	379
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
1.587%, VAR ICE LIBOR USD 1 Month+0.350%,08/25/2036 (A)	29	28			29	28
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (E)	2,268	2,500	1,479	1,630	789	870
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
0.351%, VAR LIBOR USD 1 Month+0.180%,07/25/2047 (A)	1,499	1,064	1,499	1,064
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%,06/12/2047 (A)(D)	1,495	1,233	1,495	1,233
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.250%, 11/15/2045 (A)(D)	250	259	190	197	60	62
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2

2.977%, 11/15/2045	647	653	302	305	345	348
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.052%, 01/15/2047 (A)(D)	130	138	100	106	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	1,242	1,307	576	606	666	701
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.711%,09/15/2047 (A)(D)	120	121			120	121
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	565	252	263	289	302
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%,11/15/2047 (A)(D)	610	633	610	633
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	437	443	211	214	226	229
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,581	2,570	1,147	1,142	1,434	1,428
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	357	363	166	169	191	194
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/2048	644	674	301	315	343	359
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)(D)	573	604	303	319	270	285
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	1,126	1,162	522	539	604	623
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	529	544	247	254	282	290
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%,03/15/2050 (A)(D)	970	1,012			970	1,012
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	187	194	87	90	100	104
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%,03/15/2050 (A)(D)	740	758			740	758
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.449%,06/12/2043 (A)(D)	1,736	2			1,736	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
1.382%, VAR LIBOR USD 1 Month+0.155%,05/15/2047 (A)	42	42			42	42
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.695%,02/12/2049 (A)(D)	250	197	250	197
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP12, Cl AJ
6.190%,02/15/2051 (A)(D)	13	12	13	12
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (E)	47	47	26	26	21	21
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (E)	197	199	143	144	54	55
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (E)	1,594	1,652	805	834	789	818
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%,02/15/2046 (E)	2,495	2,517	2,495	2,517
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (E)	2,027	2,050	1,182	1,195	846	855
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.588%,08/15/2046 (A)(D) (E)	296	322			296	322
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	727	755	339	352	388	403
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	64	64	41	41	23	23
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	1,494	1,505	698	703	796	802
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	416	422	202	205	214	217
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	3,002	3,159	500	526	2,502	2,633
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%,07/15/2047 (A)(D)	610	611	610	611
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	570	599			570	599
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	576	608	267	282	309	326
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	415	409	202	199	213	210
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	600	598	308	307	292	291
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	1,820	1,792	980	965	840	827
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	1,373	1,433	640	668	733	765
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.728%,08/25/2034 (A)(D)	122	123			122	123
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.321%,11/25/2033 (A)(D)	61	62			61	62
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9

2.859%,05/25/2045 (A)(D) (E)	291	292			291	292
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.251%,02/15/2041 (A)(D) (E)	652	—			652	—
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (E)	960	994	650	673	310	321
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%,04/20/2048 (A)(D) (E)	1,549	1,554	1,549	1,554
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%,05/28/2035 (B) (C) (E)	8	6			8	6
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%,08/25/2034 (E)	1,577	1,484	1,577	1,484
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.554%,07/25/2033 (A)(D)	20	20			20	20
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.625%, 02/25/2034 (A)(D)	183	185	138	139	46	46
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.707%,12/12/2049 (A)(D) (E)	89	—			89	—
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%,08/12/2048 (A)(D)	315	261	315	261
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%,08/12/2048 (A)(D) (E)	41	34	41	34
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%,09/12/2049 (A)(D)	880	762	880	762
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, Ser C21, Cl E
3.012%,03/15/2048 (E)	1,000	670	1,000	670
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, Ser C22, Cl C
4.244%,04/15/2048 (A)(D)	630	622	630	622
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%,11/15/2045	390	400			390	400
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A2
1.868%, 11/15/2045	2	2	1	1	1	1
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	188	188	104	104	84	84
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%,05/15/2046	80	82			80	82
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	59	59	38	38	21	21
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%,10/15/2048	250	261			250	261
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	836	875	389	407	447	468
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl A4
3.720%,12/15/2049	290	305			290	305
Morgan Stanley Capital I Trust, Ser 2005-HE5, Cl M1
1.867%, VAR ICE LIBOR USD 1 Month+0.630%,09/25/2035 (A)	29	29			29	29
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%,12/15/2043	591	477	591	477
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.443%,02/12/2044 (A)(D) (E)	1,182	14			1,182	14
Morgan Stanley Capital I Trust, Ser 2013-WLSR, Cl A
2.695%,01/11/2032 (E)	460	462			460	462
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%,08/11/2033 (E)	440	455			440	455
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
3.727%,10/11/2050 (E)	440	457			440	457
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.249%,11/15/2049 (A)(D)	3,495	248			3,495	248
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	846	836	466	460	381	376
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	468	464	258	256	210	208
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	476	470	265	262	211	208
Mortgage Repurchase Agreement Financing Trust Series, Ser 2016-4, Cl A1
2.435%, VAR ICE LIBOR USD 1 Month+1.200%,05/10/2019 (A) (E)	760	758			760	758
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%,06/07/2035 (A)(D) (E)	250	249			250	249
MSCG Trust, Ser 2016-SNR, Cl C
5.205%,11/15/2034 (E)	300	307			300	307
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%,02/25/2057 (A)(D) (E)	2,009	2,103			2,009	2,103
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%,04/25/2057 (A)(D) (E)	1,275	1,339	1,275	1,339
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%,03/25/2047	106	106			106	106
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%,03/25/2047	129	129			129	129
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
3.549%,02/26/2036 (A)(D) (E)	182	184			182	184
OBP Depositor Trust, Ser 2010-OBP, Cl A

4.646%,07/15/2045 (E)	560	591	560	591
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%,02/10/2032 (E)	1,360	1,413	1,360	1,413
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%,02/25/2034 (B) (C)	8	7			8	7
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%,02/25/2034	30	31			30	31
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%,05/25/2035 (E)	1,307	1,249	1,307	1,249
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	275	289	96	101	179	188
RAMP Trust, Ser 2005-EFC4, Cl M3
1.717%, VAR ICE LIBOR USD 1 Month+0.480%,09/25/2035 (A)	790	788			790	788
RAMP Trust, Ser 2005-EFC5, Cl M1
1.637%, VAR ICE LIBOR USD 1 Month+0.400%,10/25/2035 (A)	89	89			89	89
RAMP Trust, Ser 2006-RZ1, Cl M1
1.637%, VAR ICE LIBOR USD 1 Month+0.400%,03/25/2036 (A)	1,594	1,580			1,594	1,580
RBSCF Trust, Ser 2013-GSP, Cl A
3.961%, 01/13/2032 (A)(D) (E)	920	966	640	672	280	294
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%,05/25/2034	171	174			171	174
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%,08/25/2019	27	27	27	27
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.429%, 12/25/2034 (A)(D)	511	514	256	257	256	257
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%,01/05/2043 (A)(D) (E)	390	386			390	386
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%,12/25/2065 (A)(D) (E)	118	118			118	118
STRU TCW, Ser 1091, Cl COLL
3.490%,02/25/2033	1,315	1,343	1,315	1,343
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%,02/25/2032	39	39			39	39
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
3.388%,07/25/2033 (A)(D)	105	105			105	105
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.241%,12/25/2033 (A)(D)	32	32			32	32
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%,12/25/2033	107	110			107	110
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%,10/25/2035	731	609	731	609
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.269%,05/10/2045 (A)(D) (E)	2,691	207			2,691	207
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%,08/15/2050 (A)(D)	330	336			330	336
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	18	18	12	12	6	6
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.499%,12/10/2045 (A)(D) (E)	670	657	670	657
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2045	63	63	35	35	28	28
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (E)	560	572	225	230	335	342
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (E)	1,335	1,393	630	657	705	736
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.844%, VAR 12 Month Treas Avg+0.700%,02/25/2047 (A)	2,464	2,179	2,464	2,179
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.015%,10/25/2033 (A)(D)	80	82			80	82
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.129%,08/25/2033 (A)(D)	41	41			41	41
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
3.204%,08/25/2033 (A)(D)	22	23			22	23
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.305%,09/25/2033 (A)(D)	68	69			68	69
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
14.060%, VAR ICE LIBOR USD 1 Month+17.463%,06/25/2033 (A)	9	11			9	11
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%,10/25/2033	152	159			152	159
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.145%,06/25/2034 (A)(D)	49	50			49	50
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%,07/25/2034	128	138			128	138
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
2.017%, VAR ICE LIBOR USD 1 Month+0.780%,10/25/2045 (A)	615	644			615	644
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.821%, VAR 12 Month Treas Avg+0.700%,01/25/2047 (A)	1,510	1,211	1,510	1,211
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%,02/25/2018	1	1	1	1
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.301%,07/15/2046 (A)(D)	20	21	20	21
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5

3.405%,12/15/2024	570	586	570	586
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%,07/15/2048 (A)(D)	330	334			330	334
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%,11/15/2059	530	528			530	528
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA
1.507%,11/15/2059 (A)(D)	5,718	497			5,718	497
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%,11/15/2026	550	580	550	580
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.318%,05/25/2034 (A)(D)	1	1			1	1
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.328%,12/25/2034 (A)(D)	56	57			56	57
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
3.354%, 06/25/2034 (A)(D)	673	683	552	560	121	123
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.336%,07/25/2034 (A)(D)	76	78			76	78
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.369%,06/25/2035 (A)(D)	58	59			58	59
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
3.172%,04/25/2036 (A)(D)	549	578			549	578
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.600%,03/15/2044 (A)(D) (E)	7,353	246	7,353	246
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%,06/15/2044 (E)	1,513	1,545	1,513	1,545
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.748%,06/15/2045 (A)(D) (E)	321	17	321	17
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.603%,06/15/2045 (A)(D) (E)	347	18			347	18
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.489%,05/15/2045 (A)(D) (E)	1,077	54			1,077	54
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.302%,01/15/2024	3,027	150			3,027	150
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%,08/15/2047 (A)(D)	300	309			300	309
		179,955		110,143		69,812
Total Mortgage-Backed Securities
(Cost $1,288,361) ($ Thousands)		1,273,680		692,656		581,024

U.S. TREASURY OBLIGATIONS — 61.7%
U.S. Treasury Bonds
2.875%, 08/15/2045	58,640	58,892	49,895	50,109	8,745	8,783
U.S. Treasury Notes
1.625%, 08/31/2022 (F)	94,185	92,890	50,622	49,926	43,563	42,964
U.S. Treasury Notes
1.875%, 09/30/2022	92,092	91,869	43,588	43,482	48,504	48,387
U.S. Treasury Bonds
2.750%, 08/15/2047	70,790	69,253	43,243	42,304	27,547	26,949
U.S. Treasury Notes
2.250%, 08/15/2027 (F)	60,769	60,356	27,170	26,985	33,599	33,371
U.S. Treasury Notes
1.375%, 09/30/2019	47,050	46,952	21,011	20,967	26,039	25,985
U.S. Treasury Bonds
2.500%, 02/15/2045	40,385	37,665	25,565	23,843	14,820	13,822
U.S. Treasury Notes
1.375%, 09/15/2020 (F)	37,383	37,125	22,581	22,425	14,802	14,700
U.S. Treasury Bonds
2.500%, 02/15/2046	40,771	37,915	17,201	15,996	23,570	21,919
U.S. Treasury Bonds
3.000%, 05/15/2045	32,840	33,815	19,410	19,986	13,430	13,829
U.S. Treasury Bonds
3.750%, 11/15/2043	31,770	37,241	15,470	18,134	16,300	19,107
U.S. Treasury Notes
1.375%, 01/31/2021	26,300	26,022	9,070	8,974	17,230	17,048
U.S. Treasury Notes
2.125%, 12/31/2022	25,200	25,383	8,600	8,662	16,600	16,721
U.S. Treasury Notes
1.000%, 08/15/2018	27,810	27,725	16,080	16,031	11,730	11,694
U.S. Treasury Notes
1.500%, 08/31/2018	21,185	21,211	5,485	5,492	15,700	15,719
U.S. Treasury Notes
1.375%, 07/31/2019 (F)	26,549	26,507	11,934	11,915	14,615	14,592
U.S. Treasury Notes
1.875%, 07/31/2022	22,730	22,680	8,190	8,172	14,540	14,508
U.S. Treasury Notes
1.500%, 08/15/2026	20,976	19,641	5,912	5,536	15,064	14,105
U.S. Treasury Notes
1.250%, 04/30/2019	13,685	13,645			13,685	13,645

U.S. Treasury Bonds
3.000%, 02/15/2047	19,816	20,383	7,584	7,801	12,232	12,582
U.S. Treasury Notes
1.875%, 03/31/2022	23,715	23,707	12,220	12,216	11,495	11,491
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027	18,162	17,971	10,947	10,825	7,215	7,146
U.S. Treasury Notes
1.875%, 01/31/2022	11,115	11,120	384	384	10,731	10,736
U.S. Treasury Bonds
2.500%, 05/15/2046	20,238	18,805	11,245	10,449	8,993	8,356
U.S. Treasury Notes
1.500%, 05/31/2020	13,035	13,007	10,157	10,135	2,878	2,872
U.S. Treasury Notes
2.250%, 02/15/2027	10,840	10,774	10,086	10,025	754	749
U.S. Treasury Notes
2.000%, 12/31/2021	17,615	17,725	7,821	7,870	9,794	9,855
U.S. Treasury Bonds
3.000%, 05/15/2047	18,690	19,232	9,233	9,501	9,457	9,731
U.S. Treasury Notes
1.250%, 08/31/2019 (F)	17,014	16,941	8,611	8,574	8,403	8,367
U.S. Treasury Notes
1.375%, 07/31/2018	13,755	13,760	5,460	5,462	8,295	8,298
U.S. Treasury Notes
1.625%, 07/31/2020	8,914	8,919	7,126	7,130	1,788	1,789
U.S. Treasury Bonds
2.875%, 11/15/2046	8,854	8,885	1,754	1,760	7,100	7,125
U.S. Treasury Notes
1.125%, 02/28/2021	9,283	9,102	2,146	2,104	7,137	6,998
U.S. Treasury Bonds
2.000%, 02/15/2025	10,775	10,628	3,875	3,822	6,900	6,806
U.S. Treasury Inflation Protected Securities
0.875%, 02/15/2047	11,681	11,511	6,707	6,609	4,974	4,902
U.S. Treasury Bonds
5.250%, 11/15/2028	6,850	8,790	1,725	2,214	5,125	6,576
U.S. Treasury Bonds
2.250%, 08/15/2046	13,275	11,672	7,290	6,410	5,985	5,262
U.S. Treasury Notes
2.000%, 10/31/2021	8,866	8,930	5,924	5,967	2,942	2,963
U.S. Treasury Notes
1.125%, 01/15/2019	9,335	9,301	3,605	3,592	5,730	5,709
U.S. Treasury Bonds
6.250%, 05/15/2030	5,595	7,946	1,630	2,315	3,965	5,631
U.S. Treasury Bills
1.034%, 01/04/2018 (B)	5,435	5,420	5,435	5,420
U.S. Treasury Notes
2.000%, 11/15/2026	10,799	10,523	5,369	5,232	5,430	5,291
U.S. Treasury Notes
1.500%, 08/15/2020	9,853	9,824	4,986	4,971	4,867	4,853
U.S. Treasury Inflation Protected Securities
0.125%, 07/15/2026	9,219	9,061	4,705	4,672	4,514	4,389
U.S. Treasury Notes
2.375%, 05/15/2027	7,888	7,921	3,384	3,398	4,504	4,523
U.S. Treasury Notes
1.875%, 05/31/2022	4,445	4,442			4,445	4,442
U.S. Treasury Notes
1.750%, 01/31/2023	7,405	7,315	3,225	3,186	4,180	4,129
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2018	6,830	6,833	3,939	3,941	2,891	2,892
U.S. Treasury Notes
2.125%, 09/30/2024	3,930	3,920	3,930	3,920
U.S. Treasury Notes
1.125%, 07/31/2021	4,241	4,138	347	339	3,894	3,799
U.S. Treasury Notes
1.000%, 12/31/2017	3,690	3,689			3,690	3,689
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2021	5,639	5,657	3,259	3,269	2,381	2,388
U.S. Treasury Inflation Protected Securities
0.625%, 01/15/2024	3,158	3,225	3,000	3,064	157	161
U.S. Treasury Notes
1.375%, 11/30/2018	4,945	4,943	2,085	2,084	2,860	2,859
U.S. Treasury Inflation Protected Securities
0.625%, 02/15/2043	2,949	2,756			2,949	2,756
U.S. Treasury Inflation Protected Securities
1.375%, 07/15/2018	2,378	2,417			2,378	2,417
U.S. Treasury Notes
1.875%, 04/30/2022	2,228	2,226			2,228	2,226
U.S. Treasury Inflation Protected Securities
0.750%, 02/15/2042	2,351	2,271	2,112	2,041	238	230
U.S. Treasury Notes
1.250%, 06/30/2019	3,031	3,020	1,967	1,960	1,064	1,060

U.S. Treasury Notes
2.000%, 08/31/2021	2,200	2,217	1,915	1,930	285	287
U.S. Treasury Notes
1.250%, 05/31/2019	1,915	1,909			1,915	1,909
U.S. Treasury Bonds
3.816%, 02/15/2045 (B)	7,105	3,192	4,000	1,797	3,105	1,395
U.S. Treasury Bonds
3.000%, 11/15/2045	2,536	2,608	1,726	1,775	810	833
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2022	2,854	2,854	1,641	1,641	1,213	1,213
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2023	1,399	1,417	1,399	1,417
U.S. Treasury Notes
1.375%, 08/31/2020	2,658	2,639	1,239	1,230	1,419	1,409
U.S. Treasury Bonds
2.772%, 08/15/2045 (B)	4,930	2,179	2,120	937	2,810	1,242
U.S. Treasury Notes
1.750%, 12/31/2020	2,230	2,234	1,031	1,033	1,199	1,201
U.S. Treasury Bonds
5.250%, 02/15/2029	1,620	2,086	750	966	870	1,120
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	861	950	798	881	63	69
U.S. Treasury Notes
1.875%, 08/31/2024	1,428	1,402	664	652	764	750
U.S. Treasury Bills
1.115%, 03/01/2018 (B) (G) (H)	517	515	297	296	220	219
Total U.S. Treasury Obligations
(Cost $1,192,297) ($ Thousands)		1,191,699		596,156		595,543

CORPORATE OBLIGATIONS — 56.2%
Consumer Discretionary — 4.2%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (E)	180	182	180	182
21st Century Fox America
6.200%, 12/15/2034	65	81	65	81
21st Century Fox America
6.650%, 11/15/2037 (F)	205	270	180	237	25	33
21st Century Fox America
7.250%, 05/18/2018	2,520	2,603	1,500	1,549	1,020	1,054
21st Century Fox America
6.150%, 02/15/2041	15	19			15	19
21st Century Fox America
6.900%, 08/15/2039	10	13			10	13
21st Century Fox America
6.750%, 01/09/2038	20	26			20	26
21st Century Fox America
6.150%, 03/01/2037	20	25			20	25
Altice Financing
6.625%, 02/15/2023 (E)	400	424	400	424
Amazon.com
3.150%, 08/22/2027 (E) (F)	3,367	3,392	2,164	2,180	1,203	1,212
Amazon.com
3.875%, 08/22/2037 (E)	540	549	300	305	240	244
Amazon.com
4.250%, 08/22/2057 (E)	253	259	118	121	135	138
Amazon.com
1.900%, 08/21/2020 (E) (F)	1,526	1,530	709	711	817	819
Amazon.com
2.400%, 02/22/2023 (E)	1,626	1,622	753	751	873	871
Amazon.com
4.950%, 12/05/2044	500	578	360	416	140	162
Amazon.com
2.800%, 08/22/2024 (E)	1,893	1,900	538	540	1,355	1,360
Amazon.com
4.050%, 08/22/2047 (E)	1,010	1,029	535	545	475	484
American Axle & Manufacturing
6.625%, 10/15/2022	380	392	380	392
American Honda Finance MTN
3.875%, 09/21/2020 (E)	1,560	1,642	1,065	1,121	495	521
AutoZone
3.750%, 06/01/2027	945	954	440	444	505	510
BMW US Capital
2.150%, 04/06/2020 (E)	1,190	1,197	555	558	635	639
Burger King Worldwide
6.000%, 04/01/2022 (E)	172	177	172	177
CBS
2.500%, 02/15/2023 (F)	1,455	1,435	675	666	780	769
CBS
3.375%, 02/15/2028	725	704	340	330	385	374
CCO Holdings

5.125%, 05/01/2027 (E)	160	162	160	162
Charter Communications Operating
6.384%, 10/23/2035	20	24	10	12	10	12
Charter Communications Operating
4.908%, 07/23/2025	1,300	1,390	580	620	720	770
Charter Communications Operating
4.464%, 07/23/2022	2,710	2,867	1,900	2,010	810	857
Charter Communications Operating
5.375%, 05/01/2047 (E)	1,092	1,135	478	497	614	638
Charter Communications Operating
4.200%, 03/15/2028 (E)	690	698	320	324	370	374
Charter Communications Operating
6.484%, 10/23/2045	660	774	410	481	250	293
Charter Communications Operating
3.750%, 02/15/2028 (E)	570	558	265	259	305	299
Comcast
3.150%, 02/15/2028	1,895	1,888	879	876	1,016	1,012
Comcast
2.350%, 01/15/2027	610	570	285	266	325	304
Comcast
6.950%, 08/15/2037	20	28	20	28
Comcast
7.050%, 03/15/2033	90	123			90	123
Comcast
4.000%, 08/15/2047	250	254	115	117	135	137
Comcast
4.200%, 08/15/2034	220	234	200	213	20	21
Comcast
4.400%, 08/15/2035	1,190	1,290	315	341	875	949
Comcast
6.550%, 07/01/2039	80	107	80	107
Comcast
6.400%, 03/01/2040	100	134	100	134
Comcast Cable Communications Holdings
10.125%, 04/15/2022	45	58			45	58
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	239			180	239
Daimler Finance North America
2.375%, 08/01/2018 (E)	1,725	1,734	735	739	990	995
Daimler Finance North America
2.300%, 01/06/2020 (E)	1,520	1,527	830	834	690	693
Discovery Communications
4.950%, 05/15/2042	255	253	120	119	135	134
Discovery Communications
5.200%, 09/20/2047	294	298	136	138	158	160
Discovery Communications
3.950%, 03/20/2028	479	475	222	220	257	255
Discovery Communications
4.875%, 04/01/2043	505	492	235	229	270	263
DISH DBS
6.750%, 06/01/2021	80	88	80	88
DISH DBS
5.875%, 11/15/2024	570	598	570	598
DISH DBS
5.875%, 07/15/2022	180	191	180	191
Dollar Tree
5.750%, 03/01/2023	240	253	240	253
ERAC USA Finance
3.300%, 12/01/2026 (E)	1,066	1,046	494	485	572	561
ERAC USA Finance
2.700%, 11/01/2023 (E)	295	289	135	132	160	157
ERAC USA Finance
4.500%, 02/15/2045 (E)	215	213	100	99	115	114
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	208	200	208
Ford Motor
5.291%, 12/08/2046 (F)	1,010	1,053	470	490	540	563
Ford Motor Credit
3.339%, 03/28/2022	1,140	1,159	530	539	610	620
Ford Motor Credit
2.979%, 08/03/2022	2,125	2,116	990	986	1,135	1,130
Ford Motor Credit
3.810%, 01/09/2024	695	709	360	367	335	342
Ford Motor Credit
2.551%, 10/05/2018	750	755			750	755
Ford Motor Credit
2.597%, 11/04/2019	1,475	1,487	775	781	700	706
Ford Motor Credit
5.875%, 08/02/2021	580	645	230	256	350	389
Ford Motor Credit LLC

2.375%, 03/12/2019	200	201			200	201
General Motors
3.500%, 10/02/2018	1,000	1,016	1,000	1,016
General Motors
5.150%, 04/01/2038	885	908	410	421	475	487
General Motors
5.400%, 04/01/2048 (F)	465	482	216	224	249	258
General Motors
6.600%, 04/01/2036	670	796	670	796
General Motors
2.112%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020 (A)	1,000	1,001			1,000	1,001
General Motors
4.875%, 10/02/2023	315	341			315	341
General Motors
6.250%, 10/02/2043 (F)	260	297	100	114	160	183
General Motors
4.200%, 10/01/2027	422	428	196	199	226	229
General Motors Financial
4.350%, 01/17/2027 (F)	2,000	2,055	990	1,017	1,010	1,038
General Motors Financial
4.250%, 05/15/2023	110	115	110	115
General Motors Financial
3.250%, 05/15/2018	60	61	60	61
General Motors Financial
4.375%, 09/25/2021	180	191	180	191
General Motors Financial
3.450%, 04/10/2022	120	121	90	91	30	30
General Motors Financial
3.200%, 07/13/2020	118	121			118	121
Goodyear Tire & Rubber
5.125%, 11/15/2023	220	230	220	230
Goodyear Tire & Rubber
5.000%, 05/31/2026	140	146	140	146
Grupo Televisa
5.000%, 05/13/2045	495	497	270	271	225	226
Hilton Worldwide Finance
4.875%, 04/01/2027	290	305	290	305
Historic TW
6.625%, 05/15/2029	122	152			122	152
Home Depot
4.250%, 04/01/2046	48	52			48	52
Home Depot
3.750%, 02/15/2024	66	70			66	70
Hyundai Capital America
2.125%, 10/02/2017 (E)	140	140	140	140
Hyundai Capital America MTN
2.400%, 10/30/2018 (E)	38	38			38	38
Hyundai Capital America MTN
3.250%, 09/20/2022 (E) (F)	841	839	389	388	452	451
Lennar
4.500%, 04/30/2024	170	175	170	175
McDonald’s MTN
5.350%, 03/01/2018	100	101			100	101
McDonald’s MTN
4.875%, 12/09/2045	1,006	1,133	467	526	539	607
McDonald’s MTN
3.500%, 03/01/2027 (F)	570	585	450	462	120	123
McDonald’s MTN
2.750%, 12/09/2020	570	581	265	270	305	311
McDonald’s MTN
3.700%, 01/30/2026	140	146			140	146
Myriad International Holdings BV
4.850%, 07/06/2027 (E)	550	569	550	569
NBCUniversal Enterprise
1.974%, 04/15/2019 (E)	200	201			200	201
NBCUniversal Media
4.450%, 01/15/2043	165	176	75	80	90	96
NBCUniversal Media
5.950%, 04/01/2041	50	64			50	64
NBCUniversal Media
4.375%, 04/01/2021	270	290	270	290
NCL
4.625%, 11/15/2020 (E)	310	318	310	318
NCL
4.750%, 12/15/2021 (E)	40	42	40	42
Netflix
5.875%, 02/15/2025	110	120	110	120
Netflix
5.500%, 02/15/2022	50	55	50	55
Newell Brands

3.150%, 04/01/2021	230	235	170	174	60	61
Newell Brands
3.850%, 04/01/2023	420	441	290	304	130	137
Newell Brands
4.200%, 04/01/2026	380	400	260	274	120	126
QVC
5.950%, 03/15/2043	30	30	20	20	10	10
SFR Group
7.375%, 05/01/2026 (E)	400	432	400	432
Taylor Morrison Communities
5.250%, 04/15/2021 (E)	460	472	460	472
Time Warner
3.800%, 02/15/2027	1,735	1,735	295	295	1,440	1,440
Time Warner
7.570%, 02/01/2024	30	37			30	37
Time Warner
6.250%, 03/29/2041	185	222	185	222
Time Warner
3.550%, 06/01/2024	1,750	1,780	1,365	1,388	385	392
Time Warner
4.850%, 07/15/2045	105	107	50	51	55	56
Time Warner
4.750%, 03/29/2021	730	786	730	786
Time Warner
5.375%, 10/15/2041	302	326			302	326
Time Warner Cable
6.550%, 05/01/2037	390	458	145	170	245	288
Time Warner Cable
5.875%, 11/15/2040	130	143			130	143
Time Warner Cable
5.000%, 02/01/2020	320	338			320	338
Time Warner Cable
7.300%, 07/01/2038	530	665	420	527	110	138
Time Warner Cable
8.250%, 04/01/2019	2,465	2,680	2,265	2,463	200	217
Time Warner Cable
6.750%, 07/01/2018	40	41			40	41
Time Warner Cable
5.500%, 09/01/2041	44	46			44	46
Time Warner Entertainment
8.375%, 07/15/2033	270	367	270	367
TJX
2.250%, 09/15/2026	120	112			120	112
Toyota Motor Credit MTN
1.250%, 10/05/2017	1,400	1,400	1,150	1,150	250	250
Toyota Motor Credit MTN
2.100%, 01/17/2019	174	175			174	175
Toyota Motor Credit MTN
2.600%, 01/11/2022	1,680	1,700	820	830	860	870
United Business Media
5.750%, 11/03/2020 (E)	490	514	490	514
Viacom
4.850%, 12/15/2034 (F)	571	538	264	249	307	289
Viacom
4.250%, 09/01/2023	130	134	100	103	30	31
Viacom
3.875%, 04/01/2024	130	130	100	100	30	30
Viacom
4.375%, 03/15/2043	280	241	130	112	150	129
WPP Finance
5.125%, 09/07/2042	60	62			60	62

		81,031		45,564		35,467

Consumer Staples — 4.4%
Alimentation Couche-Tard
3.550%, 07/26/2027 (E) (F)	1,545	1,558	415	419	1,130	1,139
Alimentation Couche-Tard
2.700%, 07/26/2022 (E)	1,500	1,505	695	697	805	808
Altria Group
4.750%, 05/05/2021	200	216	20	21	180	195
Altria Group
2.850%, 08/09/2022	190	194			190	194
Altria Group
9.250%, 08/06/2019	1,250	1,416	1,250	1,416
Anheuser-Busch InBev Finance
3.300%, 02/01/2023 (F)	3,987	4,133	2,084	2,160	1,903	1,973
Anheuser-Busch InBev Finance
4.900%, 02/01/2046 (F)	4,882	5,515	2,846	3,215	2,036	2,300
Anheuser-Busch InBev Finance

3.650%, 02/01/2026	1,996	2,065	1,014	1,049	982	1,016
Anheuser-Busch InBev Finance
2.650%, 02/01/2021	2,955	3,003	1,520	1,545	1,435	1,458
Anheuser-Busch InBev Worldwide
5.000%, 04/15/2020	430	462	430	462
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022 (F)	750	757	330	333	420	424
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	18	19			18	19
Anheuser-Busch InBev Worldwide
5.375%, 01/15/2020	1,140	1,226	1,140	1,226
Anheuser-Busch InBev Worldwide
3.750%, 07/15/2042	230	221			230	221
BAT Capital
3.557%, 08/15/2027 (E)	2,940	2,970	1,751	1,769	1,189	1,201
BAT Capital
2.764%, 08/15/2022 (E) (F)	3,516	3,535	1,822	1,832	1,694	1,703
BAT Capital
3.222%, 08/15/2024 (E)	890	892	412	413	478	479
BAT Capital
4.540%, 08/15/2047 (E)	1,315	1,353	775	797	540	556
BAT Capital
2.297%, 08/14/2020 (E)	666	668	308	309	358	359
Church & Dwight
2.450%, 08/01/2022	340	339	160	159	180	180
Church & Dwight
3.150%, 08/01/2027	554	548	257	254	297	294
Church & Dwight
3.950%, 08/01/2047	340	337	160	159	180	178
Coca-Cola Femsa
2.375%, 11/26/2018	626	630	302	304	324	326
Costco Wholesale
2.250%, 02/15/2022	56	56			56	56
Costco Wholesale
2.300%, 05/18/2022	1,615	1,617	750	751	865	866
Costco Wholesale
3.000%, 05/18/2027	1,620	1,624	750	752	870	872
Costco Wholesale
2.750%, 05/18/2024	1,405	1,408	650	651	755	757
Cott Holdings
5.500%, 04/01/2025 (E)	220	229	220	229
CVS Caremark
2.750%, 12/01/2022	510	511			510	511
CVS Health
3.500%, 07/20/2022	210	218	100	104	110	114
CVS Health
3.875%, 07/20/2025	515	537	266	277	249	260
CVS Health
5.125%, 07/20/2045 (F)	2,285	2,628	1,750	2,013	535	615
CVS Pass-Through Trust
5.926%, 01/10/2034 (E)	83	94			83	94
Danone
2.589%, 11/02/2023 (E)	1,370	1,346	1,040	1,022	330	324
Danone
2.947%, 11/02/2026 (E)	750	727	250	242	500	485
Danone
2.077%, 11/02/2021 (E)	230	226			230	226
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,562	1,450	1,562
Diageo Investment
2.875%, 05/11/2022	580	595			580	595
Kraft Heinz Foods
5.200%, 07/15/2045	510	559	60	66	450	493
Kraft Heinz Foods
5.000%, 07/15/2035	250	272	180	196	70	76
Kraft Heinz Foods
3.500%, 06/06/2022 (F)	1,460	1,512	840	870	620	642
Kraft Heinz Foods
2.800%, 07/02/2020	1,755	1,787	815	830	940	957
Kraft Heinz Foods
6.125%, 08/23/2018	225	234			225	234
Kraft Heinz Foods
3.500%, 07/15/2022	1,285	1,330	640	662	645	668
Kraft Heinz Foods
5.000%, 06/04/2042	115	122	50	53	65	69
Kraft Heinz Foods
5.375%, 02/10/2020	331	355	315	338	16	17
Kraft Heinz Foods
3.950%, 07/15/2025	1,070	1,102	700	721	370	381
Kraft Heinz Foods

6.875%, 01/26/2039	49	63			49	63
Kraft Heinz Foods
6.500%, 02/09/2040	365	457	225	282	140	175
Kraft Heinz Foods
4.375%, 06/01/2046	2,253	2,224	1,413	1,395	840	829
Kraft Heinz Foods
3.000%, 06/01/2026 (F)	1,450	1,390	725	695	725	695
Kroger
2.950%, 11/01/2021	900	908	375	378	525	530
Lamb Weston Holdings
4.625%, 11/01/2024 (E)	210	219	210	219
Molson Coors Brewing
3.500%, 05/01/2022	100	104	100	104
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (E)	4,135	4,061	2,030	1,994	2,105	2,067
Mondelez International Holdings Netherlands BV
1.625%, 10/28/2019 (E)	3,450	3,423	2,055	2,039	1,395	1,384
PepsiCo
4.000%, 03/05/2042	160	165	110	113	50	52
PepsiCo
4.250%, 10/22/2044	100	107			100	107
PepsiCo
3.100%, 07/17/2022	59	61			59	61
PepsiCo
3.000%, 08/25/2021	31	32			31	32
Pernod Ricard
4.450%, 01/15/2022 (E)	550	589	180	193	370	396
Philip Morris International
2.000%, 02/21/2020	2,410	2,412	1,130	1,131	1,280	1,281
Philip Morris International
2.900%, 11/15/2021	370	378	370	378
Philip Morris International
4.500%, 03/20/2042	130	141	60	65	70	76
Philip Morris International
2.500%, 08/22/2022	590	590	340	340	250	250
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (E)	2,680	2,661	1,250	1,241	1,430	1,420
Reynolds American
3.250%, 06/12/2020	216	221	162	166	54	55
Reynolds American
5.850%, 08/15/2045	1,536	1,880	791	968	745	912
Reynolds American
8.125%, 06/23/2019	390	430	20	22	370	408
Spectrum Brands
5.750%, 07/15/2025	130	139	130	139
Walgreens Boots Alliance
3.450%, 06/01/2026	2,070	2,064	1,625	1,620	445	444
Walgreens Boots Alliance
4.800%, 11/18/2044	1,100	1,168	470	499	630	669
Walgreens Boots Alliance
3.300%, 11/18/2021	1,237	1,277	590	609	647	668
Wal-Mart Stores
5.625%, 04/15/2041	320	415			320	415
Wal-Mart Stores
4.750%, 10/02/2043	200	233			200	233
Wal-Mart Stores
4.300%, 04/22/2044	2,095	2,308	855	942	1,240	1,366
Wal-Mart Stores
3.300%, 04/22/2024	60	63			60	63
Wm Wrigley Jr
2.900%, 10/21/2019 (E)	670	680	480	487	190	193
Wm Wrigley Jr
2.400%, 10/21/2018 (E)	170	171	130	131	40	40

		85,247		46,028		39,219

Energy — 5.8%
Anadarko Finance, Ser B
7.500%, 05/01/2031	870	1,083	810	1,008	60	75
Anadarko Petroleum
5.550%, 03/15/2026 (F)	1,223	1,366	567	633	656	733
Anadarko Petroleum
4.500%, 07/15/2044 (F)	965	919	605	576	360	343
Anadarko Petroleum
6.450%, 09/15/2036	140	165	30	35	110	130
Anadarko Petroleum
4.850%, 03/15/2021	693	735	423	449	270	286
Anadarko Petroleum
6.600%, 03/15/2046	360	446	50	62	310	384
Apache

4.750%, 04/15/2043	300	300			300	300
Apache
3.250%, 04/15/2022	109	111			109	111
Apache
4.250%, 01/15/2044 (F)	1,295	1,216	850	798	445	418
Apache
5.100%, 09/01/2040	250	261	130	136	120	125
BG Energy Capital PLC
4.000%, 10/15/2021 (E)	1,485	1,568	910	961	575	607
BP Capital Markets PLC
3.245%, 05/06/2022	250	259	160	166	90	93
BP Capital Markets PLC
3.216%, 11/28/2023	3,055	3,130	1,600	1,639	1,455	1,491
BP Capital Markets PLC
3.119%, 05/04/2026	230	230	100	100	130	130
BP Capital Markets PLC
3.506%, 03/17/2025	620	640	530	547	90	93
BP Capital Markets PLC
3.588%, 04/14/2027	1,425	1,466	660	679	765	787
BP Capital Markets PLC
3.561%, 11/01/2021	50	53	50	53
BP Capital Markets PLC
3.723%, 11/28/2028	185	190	85	87	100	103
BP Capital Markets PLC
3.994%, 09/26/2023	95	101			95	101
Canadian Natural Resources
3.850%, 06/01/2027	462	467	267	270	195	197
Canadian Natural Resources
6.450%, 06/30/2033	50	59			50	59
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (E)	200	206	200	206
Chesapeake Energy
5.750%, 03/15/2023	50	46	50	46
Chesapeake Energy
8.000%, 12/15/2022 (E)	20	22	20	22
Chevron
2.954%, 05/16/2026	1,010	1,008	730	729	280	279
Chevron
2.895%, 03/03/2024	2,410	2,444	1,130	1,146	1,280	1,298
Chevron
3.191%, 06/24/2023	22	23			22	23
Chevron
2.355%, 12/05/2022	15	15			15	15
Cimarex Energy
3.900%, 05/15/2027	—	—
Cimarex Energy
4.375%, 06/01/2024	815	862	380	402	435	460
CNOOC Nexen Finance
4.250%, 04/30/2024	200	213			200	213
CNOOC Nexen Finance
3.500%, 05/05/2025	2,210	2,244	1,370	1,391	840	853
Concho Resources
3.750%, 10/01/2027	767	771	355	357	412	414
Concho Resources
4.875%, 10/01/2047	355	370	165	172	190	198
Conoco Funding
7.250%, 10/15/2031	180	242	50	67	130	175
ConocoPhillips
5.900%, 10/15/2032	10	12	10	12
ConocoPhillips
4.150%, 11/15/2034	1,090	1,125	630	650	460	475
ConocoPhillips
5.900%, 05/15/2038	420	523	420	523
Devon Energy
5.000%, 06/15/2045	770	811	580	611	190	200
Devon Energy
5.600%, 07/15/2041	490	536	380	416	110	120
Devon Energy
4.750%, 05/15/2042	17	17			17	17
Devon Energy
5.850%, 12/15/2025 (F)	900	1,038	450	519	450	519
Devon Energy
3.250%, 05/15/2022 (F)	407	412	270	273	137	139
Devon Financing LLC
7.875%, 09/30/2031	300	396	260	343	40	53
Ecopetrol
4.125%, 01/16/2025	203	203			203	203
Ecopetrol
5.875%, 05/28/2045 (F)	2,320	2,268	1,290	1,261	1,030	1,007
Enbridge

3.700%, 07/15/2027	725	736	340	345	385	391
Enbridge
2.900%, 07/15/2022	1,062	1,068	496	499	566	569
Enbridge Energy Partners
5.875%, 10/15/2025	200	228			200	228
Enbridge Energy Partners
5.500%, 09/15/2040	515	538	240	251	275	287
Enbridge Energy Partners
7.375%, 10/15/2045	305	393	140	180	165	213
Encana
6.500%, 02/01/2038	690	817	320	379	370	438
Energy Transfer
8.250%, 11/15/2029	1,990	2,577	1,315	1,703	675	874
Energy Transfer
4.500%, 11/01/2023	690	723	690	723
Energy Transfer
6.125%, 12/15/2045	766	841	357	392	409	449
Energy Transfer
5.150%, 03/15/2045	14	14			14	14
Energy Transfer Partners
2.500%, 06/15/2018	885	889	410	412	475	477
Ensco
4.700%, 03/15/2021	2	2	2	2
Ensco
8.000%, 01/31/2024	218	214	218	214
Enterprise Products Operating
5.700%, 02/15/2042	40	48			40	48
EOG Resources
4.150%, 01/15/2026	320	339	230	244	90	95
ExxonMobil
4.114%, 03/01/2046 (F)	310	335	150	162	160	173
ExxonMobil
2.397%, 03/06/2022	100	101			100	101
ExxonMobil
3.043%, 03/01/2026 (F)	660	671	460	468	200	203
Florida Gas Transmission
7.900%, 05/15/2019 (E)	1,350	1,467	1,000	1,087	350	380
Halliburton
4.850%, 11/15/2035	60	65	60	65
Halliburton
5.000%, 11/15/2045	941	1,032	480	526	461	506
Halliburton
3.800%, 11/15/2025	730	750	540	555	190	195
Halliburton
3.500%, 08/01/2023	50	51			50	51
Hess
5.800%, 04/01/2047	225	231	105	108	120	123
KazMunayGas National JSC
5.750%, 04/19/2047 (E)	340	335			340	335
Kerr-McGee
6.950%, 07/01/2024	298	354			298	354
Kerr-McGee
7.875%, 09/15/2031	610	775	510	648	100	127
Kinder Morgan
3.150%, 01/15/2023 (F)	1,687	1,696	782	786	905	910
Kinder Morgan
4.300%, 06/01/2025	2,780	2,913	1,295	1,357	1,485	1,556
Kinder Morgan
5.550%, 06/01/2045	475	512	220	237	255	275
Kinder Morgan
5.000%, 02/15/2021 (E)	1,800	1,931	835	896	965	1,035
Kinder Morgan Energy Partners
5.400%, 09/01/2044	470	489	220	229	250	260
Kinder Morgan Energy Partners
3.500%, 09/01/2023	45	45			45	45
Marathon Oil
6.600%, 10/01/2037 (F)	373	431	174	201	199	230
Marathon Petroleum
5.000%, 09/15/2054	515	498	240	232	275	266
Marathon Petroleum
4.750%, 09/15/2044 (F)	230	228	105	104	125	124
MPLX
4.875%, 06/01/2025	110	118	110	118
MPLX
4.875%, 12/01/2024	320	345	320	345
Newfield Exploration
5.625%, 07/01/2024	210	225	210	225
Noble Energy
3.850%, 01/15/2028	450	450	280	280	170	170
Noble Energy

3.900%, 11/15/2024	650	666	500	512	150	154
Noble Energy
5.050%, 11/15/2044	29	30			29	30
Noble Energy
5.250%, 11/15/2043	260	273	180	189	80	84
Noble Energy
4.950%, 08/15/2047	240	245	150	153	90	92
Noble Energy
4.150%, 12/15/2021 (F)	920	969	690	727	230	242
Occidental Petroleum
3.000%, 02/15/2027 (F)	350	344	230	226	120	118
Occidental Petroleum
3.500%, 06/15/2025	45	46			45	46
Occidental Petroleum
4.625%, 06/15/2045 (F)	280	306	150	164	130	142
Occidental Petroleum
4.100%, 02/15/2047 (F)	480	494	320	329	160	165
Occidental Petroleum
2.700%, 02/15/2023	129	130			129	130
Occidental Petroleum
4.400%, 04/15/2046 (F)	140	148	90	95	50	53
Occidental Petroleum
3.125%, 02/15/2022	330	340	330	340
Occidental Petroleum
3.400%, 04/15/2026	270	276	270	276
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,000	2,178	2,000	2,178
Pertamina Persero
6.000%, 05/03/2042 (E)	300	338			300	338
Petrobras Global Finance
6.850%, 06/05/2115	820	783	620	592	200	191
Petrobras Global Finance
6.250%, 03/17/2024	1,394	1,489	1,084	1,158	310	331
Petrobras Global Finance BV
5.299%, 01/27/2025 (E)	2,404	2,400	1,278	1,276	1,126	1,124
Petrobras Global Finance BV
6.125%, 01/17/2022	130	140	130	140
Petrobras Global Finance BV
7.375%, 01/17/2027	310	341	310	341
Petro-Canada
6.800%, 05/15/2038	1,205	1,614	825	1,105	380	509
Petrofac
3.400%, 10/10/2018 (E)	250	248			250	248
Petroleos del Peru
4.750%, 06/19/2032 (E)	850	874			850	874
Petroleos Mexicanos
2.460%, 12/15/2025	1,568	1,576	1,003	1,008	565	568
Petroleos Mexicanos
6.500%, 03/13/2027 (E)	626	693	291	322	335	371
Petroleos Mexicanos
5.625%, 01/23/2046 (F)	1,307	1,216	385	358	922	858
Petroleos Mexicanos
5.500%, 06/27/2044 (F)	120	112	90	84	30	28
Petroleos Mexicanos
4.875%, 01/18/2024	32	33			32	33
Petroleos Mexicanos
2.378%, 04/15/2025	812	818	528	532	284	286
Petroleos Mexicanos
6.625%, 06/15/2035 (F)	767	826	727	783	40	43
Petroleos Mexicanos
6.375%, 01/23/2045	990	1,008	490	499	500	509
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (F)	330	351	155	165	175	186
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	137			120	137
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (E)	160	170			160	170
Petroleos Mexicanos MTN
6.750%, 09/21/2047	140	149	140	149
Petroleos Mexicanos MTN
6.500%, 03/13/2027 (E)	850	942	395	438	455	504
Phillips 66
5.875%, 05/01/2042	35	43			35	43
Phillips 66 Partners
4.900%, 10/01/2046	760	760	355	355	405	405
Plains All American Pipeline
4.500%, 12/15/2026	215	218	100	101	115	117
Plains All American Pipeline
4.650%, 10/15/2025	1,000	1,030	500	515	500	515
QEP Resources

6.875%, 03/01/2021	340	358	340	358
Range Resources
5.875%, 07/01/2022 (E)	10	10	10	10
Range Resources
5.000%, 03/15/2023 (E)	340	337	340	337
Range Resources
4.875%, 05/15/2025	20	20	20	20
Sabine Pass Liquefaction
5.750%, 05/15/2024	220	245	220	245
Sabine Pass Liquefaction
5.000%, 03/15/2027	878	936	407	434	471	502
Sabine Pass Liquefaction
5.625%, 03/01/2025	1,200	1,324	700	772	500	552
Sabine Pass Liquefaction
4.200%, 03/15/2028	175	177	80	81	95	96
Sabine Pass Liquefaction
5.875%, 06/30/2026	455	507	210	234	245	273
Schlumberger
3.000%, 12/21/2020 (E)	2,690	2,755	1,690	1,731	1,000	1,024
Schlumberger Holdings
4.000%, 12/21/2025 (E)	450	472	330	346	120	126
Schlumberger Investment
3.300%, 09/14/2021 (E)	47	48			47	48
Schlumberger Investment
3.650%, 12/01/2023	61	65			61	65
Shelf Drilling Holdings
9.500%, 11/02/2020 (E)	36	37	36	37
Shell International Finance
2.875%, 05/10/2026 (F)	900	895	700	696	200	199
Shell International Finance
4.375%, 05/11/2045 (F)	795	852	280	300	515	552
Shell International Finance
3.400%, 08/12/2023	930	975			930	975
Shell International Finance
4.375%, 03/25/2020	830	881	690	732	140	149
Shell International Finance
4.000%, 05/10/2046 (F)	947	958	507	513	440	445
Shell International Finance
4.550%, 08/12/2043	280	304	200	217	80	87
Shell International Finance
4.125%, 05/11/2035	1,761	1,860	920	972	841	888
Shell International Finance
2.125%, 05/11/2020	56	56			56	56
Sinopec Group Overseas Development
4.375%, 04/10/2024 (E)	1,240	1,331	860	923	380	408
Southern Natural Gas LLC
8.000%, 03/01/2032	170	231	170	231
Spectra Energy Partners
3.500%, 03/15/2025	815	821	415	418	400	403
Spectra Energy Partners
5.950%, 09/25/2043	30	36			30	36
Statoil
3.700%, 03/01/2024	565	595	355	374	210	221
Statoil
5.250%, 04/15/2019	140	148			140	148
Suncor Energy
3.600%, 12/01/2024	340	351			340	351
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	743	756			743	756
TC PipeLines
3.900%, 05/25/2027	690	692	320	321	370	371
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,113	1,638	2,113
Texas Eastern Transmission
2.800%, 10/15/2022 (E)	1,152	1,134	750	738	402	396
Total Capital International
2.875%, 02/17/2022	1,665	1,700	850	868	815	832
TransCanada Pipelines
4.625%, 03/01/2034	1,285	1,405	815	891	470	514
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	1,070	1,382	590	762	480	620
Western Gas Partners
5.375%, 06/01/2021	25	27			25	27
Western Gas Partners
4.650%, 07/01/2026	40	42			40	42
Western Gas Partners
4.000%, 07/01/2022	35	36			35	36
Williams
7.750%, 06/15/2031	461	561	461	561
Williams

7.875%, 09/01/2021	735	864	475	558	260	306
Williams Partners
3.750%, 06/15/2027	970	968	455	454	515	514
Williams Partners
3.600%, 03/15/2022	1,200	1,240			1,200	1,240
Williams Partners
3.900%, 01/15/2025	750	765	750	765
Williams Partners
4.875%, 03/15/2024	100	105	100	105
Williams Partners
5.100%, 09/15/2045	565	594	265	279	300	315
WPX Energy
8.250%, 08/01/2023	50	56	50	56
WPX Energy
6.000%, 01/15/2022	10	10	10	10

		112,836		64,890		47,946

Financials — 19.6%
ABN AMRO Bank
4.750%, 07/28/2025 (E)	360	382	360	382
AIG Global Funding MTN
1.650%, 12/15/2017 (E)	42	42			42	42
Ally Financial
7.500%, 09/15/2020	526	592	526	592
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,050	1,081	1,050	1,081
American Express
2.500%, 08/01/2022	1,825	1,823	830	829	995	994
American Express
7.000%, 03/19/2018	1,970	2,019	800	820	1,170	1,199
American Express Credit MTN
1.875%, 11/05/2018	44	44			44	44
American Express Credit MTN
2.250%, 08/15/2019	2,160	2,177	1,025	1,033	1,135	1,144
American Express Credit MTN
2.200%, 03/03/2020	1,500	1,508	1,500	1,508
American Express Credit MTN
2.375%, 05/26/2020	64	65			64	65
American Express Credit MTN
1.800%, 07/31/2018	65	65			65	65
American International Group
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037 (A)	1,220	1,336	1,220	1,336
American International Group
4.125%, 02/15/2024	107	114			107	114
American International Group
6.250%, 05/01/2036	705	901	335	428	370	473
American International Group
3.875%, 01/15/2035	30	29			30	29
American International Group
4.375%, 01/15/2055	170	165	80	78	90	87
American International Group
3.900%, 04/01/2026	1,175	1,223	560	583	615	640
Aon
3.500%, 06/14/2024	65	67			65	67
Aon
6.250%, 09/30/2040	19	24			19	24
Banco Santander
3.500%, 04/11/2022	820	840	370	379	450	461
Banco Santander
4.250%, 04/11/2027	620	644	285	296	335	348
Bank of America
5.750%, 12/01/2017	375	377	305	307	70	70
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049 (A)	720	794	720	794
Bank of America
7.625%, 06/01/2019	3,900	4,257	3,400	3,711	500	546
Bank of America
6.875%, 11/15/2018	1,250	1,317	1,250	1,317
Bank of America
5.700%, 01/24/2022	5	6			5	6
Bank of America MTN
2.503%, 10/21/2022	2,260	2,239	1,050	1,040	1,210	1,199
Bank of America MTN
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028 (A)	1,985	2,016			1,985	2,016
Bank of America MTN
2.250%, 04/21/2020	100	100			100	100
Bank of America MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028 (A)	1,890	1,944	874	899	1,016	1,045
Bank of America MTN

2.625%, 04/19/2021	2,365	2,381	2,365	2,381
Bank of America MTN
3.300%, 01/11/2023 (F)	1,995	2,044	160	164	1,835	1,880
Bank of America MTN
5.625%, 07/01/2020	140	153	110	120	30	33
Bank of America MTN
6.875%, 04/25/2018	2,925	3,009	675	694	2,250	2,315
Bank of America MTN
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028 (A) (F)	2,290	2,313	2,020	2,040	270	273
Bank of America MTN
3.875%, 08/01/2025	2,162	2,265	1,972	2,066	190	199
Bank of America MTN
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025 (A)	2,145	2,143	930	929	1,215	1,214
Bank of America MTN
4.000%, 01/22/2025	1,493	1,545	810	838	683	707
Bank of America MTN
3.500%, 04/19/2026 (F)	1,304	1,326	60	61	1,244	1,265
Bank of America MTN
5.000%, 05/13/2021	180	196			180	196
Bank of America MTN
4.000%, 04/01/2024 (F)	3,600	3,803	3,310	3,497	290	306
Bank of America MTN
4.125%, 01/22/2024	290	309			290	309
Bank of America MTN
4.100%, 07/24/2023	340	362			340	362
Bank of America MTN
5.650%, 05/01/2018	3,780	3,866	1,000	1,023	2,780	2,843
Bank of America MTN
2.600%, 01/15/2019	830	836	670	675	160	161
Bank of America MTN
4.200%, 08/26/2024 (F)	1,530	1,609	830	873	700	736
Bank of America MTN
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038 (A) (F)	959	1,013	444	469	515	544
Bank of America MTN
5.000%, 01/21/2044 (F)	1,010	1,170	770	892	240	278
Bank of America MTN
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021 (A)	2,205	2,205	1,025	1,025	1,180	1,180
Bank of America MTN
4.450%, 03/03/2026	1,081	1,143	417	441	664	702
Bank of Montreal MTN
2.375%, 01/25/2019	55	55			55	55
Bank of New York Mellon
3.400%, 05/15/2024	1,945	2,011	770	796	1,175	1,215
Bank of New York Mellon
3.550%, 09/23/2021	34	35			34	35
Bank of New York Mellon MTN
3.250%, 09/11/2024	100	102			100	102
Bank of New York Mellon MTN
2.200%, 03/04/2019	1,055	1,060	630	633	425	427
Bank of New York Mellon MTN
2.500%, 04/15/2021	327	330			327	330
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	43			40	43
Bank of New York Mellon MTN
3.250%, 05/16/2027 (F)	1,406	1,427	654	664	752	763
Bank of Nova Scotia
1.850%, 04/14/2020	160	159			160	159
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (E)	200	213			200	213
Barclays Bank PLC MTN
6.050%, 12/04/2017 (E)	420	423	420	423
BB&T
5.250%, 11/01/2019	200	213			200	213
Bear Stearns
7.250%, 02/01/2018	2,500	2,547			2,500	2,547
Bear Stearns
6.400%, 10/02/2017	570	570	70	70	500	500
Bear Stearns
4.650%, 07/02/2018	995	1,016	995	1,016
Berkshire Hathaway
3.750%, 08/15/2021	500	530			500	530
Berkshire Hathaway
3.400%, 01/31/2022	65	68			65	68
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,316	1,445	1,000	1,098	316	347
Berkshire Hathaway Finance
5.400%, 05/15/2018	110	113			110	113
BNP Paribas
4.625%, 03/13/2027 (E)	200	212	200	212
BNP Paribas MTN

2.700%, 08/20/2018	380	383			380	383
Boeing Capital
4.700%, 10/27/2019	490	519	490	519
BPCE
5.150%, 07/21/2024 (E) (F)	410	442	210	226	200	216
Brighthouse Financial
4.700%, 06/22/2047 (E)	435	425	205	200	230	225
Brighthouse Financial
3.700%, 06/22/2027 (E) (F)	1,420	1,394	560	550	860	844
Capital One
2.650%, 08/08/2022	1,914	1,905	887	883	1,027	1,022
Capital One Financial
4.750%, 07/15/2021	50	54			50	54
Capital One Financial
3.750%, 03/09/2027 (F)	430	435	200	202	230	233
Capital One Financial
4.200%, 10/29/2025	305	313	141	145	164	168
Chubb INA Holdings
2.875%, 11/03/2022	39	40			39	40
Chubb INA Holdings
3.150%, 03/15/2025	74	75			74	75
Chubb INA Holdings
4.350%, 11/03/2045 (F)	690	759	320	352	370	407
Chubb INA Holdings
3.350%, 05/03/2026	200	205	170	174	30	31
Chubb INA Holdings
2.300%, 11/03/2020	210	211	160	161	50	50
Citibank
2.100%, 06/12/2020	3,995	4,002	1,885	1,888	2,110	2,114
Citigroup
3.500%, 05/15/2023	630	641	500	509	130	132
Citigroup
4.750%, 05/18/2046 (F)	100	109	70	76	30	33
Citigroup
4.050%, 07/30/2022	70	73	70	73
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/2049 (A)	520	564	520	564
Citigroup
4.650%, 07/30/2045	903	1,000	567	628	336	372
Citigroup
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028 (A)	69	71			69	71
Citigroup
1.867%, VAR ICE LIBOR USD 3 Month+0.550%, 08/25/2036 (A)	600	500			600	500
Citigroup
3.400%, 05/01/2026	865	867	605	606	260	261
Citigroup
1.750%, 05/01/2018	1,835	1,836	1,835	1,836
Citigroup
6.125%, 11/21/2017	1,095	1,102			1,095	1,102
Citigroup
3.700%, 01/12/2026	1,500	1,538	905	928	595	610
Citigroup
4.450%, 09/29/2027	2,875	3,035	1,490	1,573	1,385	1,462
Citigroup
2.050%, 12/07/2018	2,000	2,003	2,000	2,003
Citigroup
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028 (A)	1,000	1,010			1,000	1,010
Citigroup
1.800%, 02/05/2018	1,000	1,000			1,000	1,000
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049 (A)	1,250	1,352	1,250	1,352
Citigroup
2.150%, 07/30/2018	71	71			71	71
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049 (A)	360	387	360	387
Citigroup
5.500%, 09/13/2025	950	1,066	750	842	200	224
Citigroup
5.350%, VAR ICE LIBOR USD 3 Month+3.466%, 05/29/2049 (A)	390	405	390	405
Citigroup
3.300%, 04/27/2025	120	121			120	121
Citigroup
4.400%, 06/10/2025	1,080	1,137	810	853	270	284
Citigroup
3.200%, 10/21/2026	1,100	1,082	180	177	920	905
Citigroup
6.125%, 05/15/2018	3,150	3,233			3,150	3,233
Citigroup
2.500%, 09/26/2018	4,100	4,127	4,100	4,127
Citigroup

6.625%, 06/15/2032	100	127	100	127
Citigroup
1.700%, 04/27/2018	160	160			160	160
Citigroup
8.125%, 07/15/2039	439	694	69	109	370	585
Citigroup
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049 (A)	140	151	140	151
Citigroup
4.500%, 01/14/2022	380	409			380	409
Citigroup
6.675%, 09/13/2043	70	95	70	95
Citigroup
4.300%, 11/20/2026	240	250	180	188	60	62
Citigroup
5.300%, 05/06/2044	225	263	178	208	47	55
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,942	1,500	1,942
CME Group
3.000%, 03/15/2025	51	52			51	52
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (E)	10	11	10	11
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (E) (F)	800	803	510	512	290	291
Compass Bank
3.875%, 04/10/2025	430	429	430	429
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (A) (E)	920	1,039	920	1,039
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.250%, 08/04/2045	310	369	310	369
Cooperatieve Rabobank UA
4.375%, 08/04/2025 (F)	1,650	1,733	650	683	1,000	1,050
Cooperatieve Rabobank UA
4.625%, 12/01/2023	1,630	1,752	1,100	1,182	530	570
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	30	32			30	32
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (A) (E)	1,260	1,395	1,090	1,207	170	188
Credit Suisse Group
2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/2023 (A) (E)	1,865	1,860	845	843	1,020	1,017
Credit Suisse Group Funding Guernsey
3.800%, 09/15/2022	585	607	290	301	295	306
Credit Suisse Group Funding Guernsey
3.800%, 06/09/2023 (F)	575	595	285	295	290	300
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026 (F)	1,215	1,303	580	622	635	681
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	2,170	2,425	890	994	1,280	1,431
Discover Bank
2.000%, 02/21/2018	1,000	1,002			1,000	1,002
Discover Bank
2.600%, 11/13/2018	995	1,001	995	1,001
DNB Bank
2.125%, 10/02/2020 (E)	2,250	2,248	1,040	1,039	1,210	1,209
Farmers Exchange Capital
7.200%, 07/15/2048 (E)	1,021	1,328			1,021	1,328
Farmers Exchange Capital
7.050%, 07/15/2028 (E)	1,000	1,256	1,000	1,256
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A) (E)	1,650	1,879	1,650	1,879
Fifth Third Bancorp
2.300%, 03/01/2019	30	30			30	30
Fifth Third Bank
2.875%, 10/01/2021	200	204			200	204
First Industrial MTN
7.500%, 12/01/2017	970	979	970	979
Ford Motor
4.750%, 01/15/2043	210	206	210	206
Ford Motor Credit LLC
8.125%, 01/15/2020	660	743	660	743
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 12/29/2049 (A)	10	9	10	9
Goldman Sachs Group
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025 (A)	4,840	4,847	1,925	1,928	2,915	2,919
Goldman Sachs Group
3.500%, 11/16/2026	1,237	1,240	516	517	721	723
Goldman Sachs Group
3.750%, 02/25/2026	775	793	435	445	340	348
Goldman Sachs Group
5.250%, 07/27/2021	740	814	340	374	400	440
Goldman Sachs Group

2.375%, 01/22/2018	2,890	2,897	2,370	2,376	520	521
Goldman Sachs Group
5.150%, 05/22/2045 (F)	960	1,099	600	687	360	412
Goldman Sachs Group
6.250%, 02/01/2041	1,050	1,386	750	990	300	396
Goldman Sachs Group
4.250%, 10/21/2025	1,120	1,168	520	542	600	626
Goldman Sachs Group
6.750%, 10/01/2037	1,508	1,989	714	942	794	1,047
Goldman Sachs Group
4.750%, 10/21/2045	920	1,023	390	434	530	589
Goldman Sachs Group
6.150%, 04/01/2018	4,530	4,629	2,780	2,841	1,750	1,788
Goldman Sachs Group
2.750%, 09/15/2020 (F)	1,090	1,104	490	496	600	608
Goldman Sachs Group
5.750%, 01/24/2022	410	459	110	123	300	336
Goldman Sachs Group
5.950%, 01/18/2018	1,510	1,529	260	263	1,250	1,266
Goldman Sachs Group
2.900%, 07/19/2018	220	222			220	222
Goldman Sachs Group
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028 (A)	1,380	1,391	1,380	1,391
Goldman Sachs Group MTN
5.375%, 03/15/2020 (F)	3,810	4,093	2,860	3,072	950	1,021
Goldman Sachs Group MTN
6.000%, 06/15/2020	1,050	1,153	170	187	880	966
Goldman Sachs Group MTN
4.000%, 03/03/2024 (F)	690	728	490	517	200	211
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023 (A)	1,210	1,211			1,210	1,211
Goldman Sachs Group MTN
3.850%, 07/08/2024	951	990	830	864	121	126
Goldman Sachs Group MTN
7.500%, 02/15/2019	5,245	5,633	3,930	4,221	1,315	1,412
Goodman US Finance Three
4.500%, 10/15/2037 (E)	135	137			135	137
Goodman US Finance Three
4.500%, 10/15/2037 (E)	116	117	116	117
Guardian Life Global Funding
1.950%, 10/27/2021 (E)	1,530	1,503	750	737	780	766
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (E)	1,700	1,678	1,000	987	700	691
Guardian Life Insurance of America
4.850%, 01/24/2077 (E) (F)	78	84	36	39	42	45
HBOS PLC MTN
6.750%, 05/21/2018 (E)	2,300	2,368	2,100	2,162	200	206
HCP
4.200%, 03/01/2024	765	801	765	801
HCP
3.150%, 08/01/2022	1,000	1,012	1,000	1,012
Health Care
4.950%, 01/15/2021	820	880	820	880
Highwoods Properties
7.500%, 04/15/2018	1,142	1,176	1,142	1,176
HSBC Bank PLC
4.125%, 08/12/2020 (E)	100	105			100	105
HSBC Bank PLC
4.750%, 01/19/2021 (E)	1,760	1,894	1,760	1,894
HSBC Finance
6.676%, 01/15/2021	246	278			246	278
HSBC Holdings PLC
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028 (A)	720	752	335	350	385	402
HSBC Holdings PLC
4.250%, 03/14/2024	1,355	1,417	985	1,030	370	387
HSBC Holdings PLC
4.300%, 03/08/2026	1,055	1,133			1,055	1,133
HSBC Holdings PLC
4.250%, 08/18/2025	1,000	1,036	750	777	250	259
HSBC Holdings PLC
3.400%, 03/08/2021 (F)	1,910	1,970	1,020	1,052	890	918
HSBC Holdings PLC
2.650%, 01/05/2022	2,580	2,589	1,250	1,254	1,330	1,335
HSBC Holdings PLC
4.000%, 03/30/2022	536	567	330	349	206	218
HSBC Holdings PLC
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023 (A) (F)	2,175	2,220	1,020	1,041	1,155	1,179
HSBC Holdings PLC
4.375%, 11/23/2026	1,647	1,717	947	987	700	730
HSBC Holdings PLC

4.875%, 01/14/2022	100	109			100	109
HSBC USA
2.350%, 03/05/2020	100	101			100	101
ILFC E-Capital Trust II
4.610%, 12/21/2065 (A)(D) (E)	400	381	400	381
ING Bank
5.800%, 09/25/2023 (E)	1,350	1,541	920	1,050	430	491
ING Groep
3.150%, 03/29/2022	1,060	1,081	495	505	565	576
ING Groep
3.950%, 03/29/2027 (F)	920	958	430	448	490	510
Intercontinental Exchange
4.000%, 10/15/2023	65	70			65	70
Intercontinental Exchange
2.500%, 10/15/2018	85	86			85	86
International Lease Finance
7.125%, 09/01/2018 (E)	3,080	3,225	2,080	2,178	1,000	1,047
Intesa Sanpaolo
3.125%, 07/14/2022 (E)	2,080	2,085	1,090	1,093	990	992
Intesa Sanpaolo
3.875%, 07/14/2027 (E)	1,850	1,857	865	868	985	989
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (E)	2,120	2,156	1,610	1,637	510	519
John Deere Capital
1.700%, 01/15/2020	160	159	160	159
JPMorgan Chase
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025 (A)	4,605	4,679	2,605	2,647	2,000	2,032
JPMorgan Chase
4.400%, 07/22/2020	210	223	210	223
JPMorgan Chase
6.300%, 04/23/2019	2,000	2,134	2,000	2,134
JPMorgan Chase
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048 (A)	1,240	1,301	575	603	665	698
JPMorgan Chase
3.625%, 05/13/2024	230	240			230	240
JPMorgan Chase
4.250%, 10/01/2027 (F)	720	759	130	137	590	622
JPMorgan Chase
4.500%, 01/24/2022	840	910	180	195	660	715
JPMorgan Chase
4.250%, 10/15/2020	330	349	330	349
JPMorgan Chase
3.900%, 07/15/2025	2,920	3,075	2,115	2,227	805	848
JPMorgan Chase
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048 (A)	1,490	1,514	695	706	795	808
JPMorgan Chase
4.125%, 12/15/2026	520	542			520	542
JPMorgan Chase
2.972%, 01/15/2023 (F)	2,280	2,316	1,060	1,077	1,220	1,239
JPMorgan Chase
3.625%, 12/01/2027	360	361			360	361
JPMorgan Chase
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023 (A)	1,600	1,609	1,275	1,282	325	327
JPMorgan Chase
2.700%, 05/18/2023	2,330	2,330	1,045	1,045	1,285	1,285
JPMorgan Chase
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028 (A)	1,000	1,009			1,000	1,009
JPMorgan Chase
3.875%, 09/10/2024 (F)	1,140	1,187	620	646	520	541
JPMorgan Chase
3.250%, 09/23/2022	285	295	45	47	240	248
JPMorgan Chase
2.950%, 10/01/2026	2,444	2,392	1,134	1,110	1,310	1,282
JPMorgan Chase
6.000%, 01/15/2018	5,135	5,200	3,635	3,681	1,500	1,519
JPMorgan Chase
4.350%, 08/15/2021	160	171	160	171
JPMorgan Chase
4.950%, 06/01/2045	180	205	150	171	30	34
JPMorgan Chase
3.200%, 01/25/2023	100	103			100	103
JPMorgan Chase
2.250%, 01/23/2020	905	910			905	910
JPMorgan Chase
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038 (A)	1,605	1,618	750	756	855	862
JPMorgan Chase MTN
2.295%, 08/15/2021 (F)	1,995	1,993	925	924	1,070	1,069
JPMorgan Chase Bank
6.000%, 10/01/2017	4,027	4,027	1,600	1,600	2,427	2,427
Kemper

4.350%, 02/15/2025 (F)	1,105	1,120	515	522	590	598
KKR Group Finance II
5.500%, 02/01/2043 (E)	80	91	60	68	20	23
Lazard Group LLC
3.750%, 02/13/2025	1,410	1,438	650	663	760	775
Liberty Mutual Insurance
8.500%, 05/15/2025 (E)	100	130			100	130
Lloyds Banking Group
3.100%, 07/06/2021	490	498			490	498
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (E)	310	335			310	335
Macquarie Bank MTN
1.947%, VAR ICE LIBOR USD 3 Month+0.630%, 10/27/2017 (A) (E)	1,180	1,181	1,180	1,181
Macquarie Group
6.250%, 01/14/2021 (E)	166	185			166	185
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (E)	196	318	107	174	89	144
MetLife
6.400%, 12/15/2036	915	1,055			915	1,055
MetLife
5.700%, 06/15/2035	15	18			15	18
MetLife Capital Trust IV
7.875%, 12/15/2067 (E)	800	1,072	800	1,072
Metropolitan Life Global Funding
1.500%, 01/10/2018 (E)	313	313			313	313
Metropolitan Life Global Funding
3.450%, 12/18/2026 (E)	2,375	2,443	1,150	1,183	1,225	1,260
Metropolitan Life Global Funding
1.950%, 09/15/2021 (E)	710	699	330	325	380	374
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	230	233	230	233
Mizuho Bank
1.800%, 03/26/2018 (E)	200	200			200	200
Morgan Stanley
3.625%, 01/20/2027 (F)	1,470	1,490	681	690	789	800
Morgan Stanley
4.375%, 01/22/2047	225	240	105	112	120	128
Morgan Stanley
2.109%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020 (A)	6,750	6,784	4,500	4,523	2,250	2,261
Morgan Stanley MTN
5.500%, 07/24/2020	500	543	500	543
Morgan Stanley MTN
3.125%, 07/27/2026	190	186	135	132	55	54
Morgan Stanley MTN
2.243%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022 (A)	3,045	3,057	2,045	2,053	1,000	1,004
Morgan Stanley MTN
2.625%, 11/17/2021	5,127	5,145	2,478	2,487	2,649	2,658
Morgan Stanley MTN
2.750%, 05/19/2022 (F)	2,950	2,967	1,370	1,378	1,580	1,589
Morgan Stanley MTN
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038 (A)	845	849	390	392	455	457
Morgan Stanley MTN
5.625%, 09/23/2019	350	374			350	374
Morgan Stanley MTN
4.350%, 09/08/2026	80	84	37	39	43	45
Morgan Stanley MTN
2.500%, 04/21/2021	1,025	1,028	575	577	450	451
Morgan Stanley MTN
7.300%, 05/13/2019	965	1,045	545	590	420	455
Morgan Stanley MTN
6.625%, 04/01/2018	4,300	4,405	1,000	1,024	3,300	3,381
Morgan Stanley MTN
5.950%, 12/28/2017	2,200	2,222	2,000	2,020	200	202
National City
6.875%, 05/15/2019	50	54			50	54
Nationwide Mutual Insurance
3.610%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (A) (E)	3,735	3,731	2,975	2,972	760	759
New York Life Global Funding
1.550%, 11/02/2018 (E)	1,000	999	1,000	999
New York Life Global Funding
2.150%, 06/18/2019 (E)	73	73			73	73
New York Life Global Funding MTN
2.100%, 01/02/2019 (E)	330	332			330	332
New York Life Insurance
6.750%, 11/15/2039 (E)	670	932	415	577	255	355
Nippon Life Insurance
4.000%, VAR USD ICE Swap 11:00 NY 5 Yr+2.880%, 09/19/2047 (A) (E) (F)	1,055	1,044	490	485	565	559
Nordea Bank
4.875%, 05/13/2021 (E)	250	268			250	268
Nordea Bank MTN

1.625%, 05/15/2018 (E)	220	220			220	220
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (E)	1,370	1,803	690	908	680	895
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (E)	935	924	435	430	500	494
Pipeline Funding
7.500%, 01/15/2030 (E)	434	513			434	513
PNC Bank
2.250%, 07/02/2019	870	876	545	549	325	327
PNC Bank
2.550%, 12/09/2021	1,030	1,039	250	252	780	787
PNC Bank MTN
2.400%, 10/18/2019	1,025	1,034	625	630	400	404
Pricoa Global Funding MTN
1.600%, 05/29/2018 (E)	150	150			150	150
Protective Life Global Funding
1.722%, 04/15/2019 (E)	2,470	2,462	1,600	1,595	870	867
Prudential Financial MTN
5.625%, 05/12/2041	10	12			10	12
Quicken Loans
5.750%, 05/01/2025 (E)	200	210	200	210
Royal Bank of Canada
1.875%, 02/05/2020	180	180			180	180
Royal Bank of Canada
2.000%, 10/01/2018	183	183			183	183
Royal Bank of Scotland Group PLC
6.100%, 06/10/2023	550	609	550	609
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	490	522	490	522
Royal Bank of Scotland Group
6.000%, 12/19/2023	860	951	860	951
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	429	390	429
Santander Holdings USA
4.500%, 07/17/2025	80	83	80	83
Santander UK Group Holdings
2.875%, 08/05/2021	1,685	1,693	1,485	1,492	200	201
SL Green Realty
7.750%, 03/15/2020	1,000	1,114	1,000	1,114
Standard Chartered
5.700%, 03/26/2044 (E) (F)	1,760	2,068	1,160	1,363	600	705
State Street
3.700%, 11/20/2023	138	147			138	147
State Street
3.300%, 12/16/2024	70	72			70	72
State Street
4.956%, 03/15/2018	1,570	1,592	1,300	1,318	270	274
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	335	340	335
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (E)	615	695	175	198	440	497
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (E)	124	171	110	152	14	19
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (E)	270	279	125	129	145	150
Toronto-Dominion Bank MTN
1.750%, 07/23/2018	72	72			72	72
UBS MTN
1.800%, 03/26/2018	445	446			445	446
UBS Group Funding Switzerland
2.650%, 02/01/2022 (E) (F)	2,070	2,062	1,025	1,021	1,045	1,041
UBS Group Funding Switzerland
3.491%, 05/23/2023 (E)	3,115	3,190	1,655	1,695	1,460	1,495
UBS Group Funding Switzerland
4.125%, 09/24/2025 (E)	200	210	200	210
UBS Group Funding Switzerland
4.253%, 03/23/2028 (E)	1,130	1,185	720	755	410	430
US Bancorp MTN
3.150%, 04/27/2027	533	536	247	248	286	288
US Bancorp MTN
2.950%, 07/15/2022	25	25			25	25
US Bank
2.125%, 10/28/2019	695	700	435	438	260	262
Ventas Realty L.P.
2.700%, 04/01/2020	1,450	1,464	1,450	1,464
Wachovia MTN
5.750%, 02/01/2018	5,140	5,211	2,000	2,028	3,140	3,183
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049 (A) (F)	2,790	2,797	2,340	2,346	450	451
WEA Finance

3.250%, 10/05/2020 (E)	1,750	1,787	1,750	1,787
WEA Finance
3.750%, 09/17/2024 (E)	990	1,009	780	795	210	214
WEA Finance
4.750%, 09/17/2044 (E)	230	237	230	237
WEA Finance
3.150%, 04/05/2022 (E)	1,185	1,199	555	562	630	637
Wells Fargo
2.100%, 07/26/2021	2,830	2,806	1,280	1,269	1,550	1,537
Wells Fargo
3.000%, 10/23/2026	2,240	2,190	1,310	1,281	930	909
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049 (A)	120	134	120	134
Wells Fargo
3.000%, 04/22/2026	2,855	2,805	1,935	1,901	920	904
Wells Fargo
6.000%, 11/15/2017	250	251	250	251
Wells Fargo MTN
3.500%, 03/08/2022	430	447			430	447
Wells Fargo MTN
4.750%, 12/07/2046 (F)	700	769	500	549	200	220
Wells Fargo MTN
3.450%, 02/13/2023	660	677	430	441	230	236
Wells Fargo MTN
2.550%, 12/07/2020	46	46			46	46
Wells Fargo MTN
2.150%, 01/30/2020	70	70			70	70
Wells Fargo MTN
4.300%, 07/22/2027 (F)	2,510	2,654	1,500	1,586	1,010	1,068
Wells Fargo MTN
4.900%, 11/17/2045	1,034	1,153	650	725	384	428
Wells Fargo MTN
4.125%, 08/15/2023	900	953			900	953
Wells Fargo MTN
3.000%, 01/22/2021	1,585	1,621	1,010	1,033	575	588
Wells Fargo MTN
4.400%, 06/14/2046 (F)	1,370	1,422	820	851	550	571
Wells Fargo MTN
4.600%, 04/01/2021	160	172	160	172
Wells Fargo MTN
4.650%, 11/04/2044	261	279	260	278	1	1
Wells Fargo MTN
2.625%, 07/22/2022 (F)	5,020	5,029	3,340	3,346	1,680	1,683
Wells Fargo Bank MTN
2.150%, 12/06/2019	1,125	1,131			1,125	1,131
Wells Fargo Bank MTN
1.650%, 01/22/2018	2,255	2,256	1,670	1,671	585	585
Westpac Banking
4.875%, 11/19/2019	170	180			170	180

		382,191		219,482		162,709

Government — 0.0%
Russian Foreign Bond - Eurobond
4.500%, 04/04/2022	400	427	400	427

Health Care — 5.4%
Abbott Laboratories
4.900%, 11/30/2046	755	843	435	486	320	357
Abbott Laboratories
3.750%, 11/30/2026	5,025	5,156	2,735	2,806	2,290	2,350
Abbott Laboratories
3.400%, 11/30/2023	4,245	4,378	2,080	2,145	2,165	2,233
Abbott Laboratories
4.750%, 11/30/2036	260	287	170	188	90	99
AbbVie
2.900%, 11/06/2022 (F)	420	426	190	193	230	233
AbbVie
4.700%, 05/14/2045	500	545	500	545
AbbVie
3.200%, 05/14/2026 (F)	775	777	360	361	415	416
AbbVie
4.450%, 05/14/2046	1,150	1,210	535	563	615	647
AbbVie
3.600%, 05/14/2025	610	632	90	93	520	539
AbbVie
2.500%, 05/14/2020	1,700	1,720	790	799	910	921
AbbVie

1.800%, 05/14/2018	1,250	1,252	750	751	500	501
AbbVie
3.200%, 11/06/2022	44	45			44	45
AbbVie
4.500%, 05/14/2035	1,125	1,211	510	549	615	662
Actavis
3.250%, 10/01/2022	13	13			13	13
Aetna
3.875%, 08/15/2047	90	91			90	91
Aetna
2.800%, 06/15/2023	3,465	3,486	1,665	1,675	1,800	1,811
Aetna
2.200%, 03/15/2019	490	493	310	312	180	181
Allergan Funding SCS
2.350%, 03/12/2018	500	501			500	501
Allergan Funding SCS
3.450%, 03/15/2022	925	960	530	550	395	410
Allergan Funding SCS
4.550%, 03/15/2035	340	363	60	64	280	299
Allergan Funding SCS
4.750%, 03/15/2045	55	59	41	44	14	15
Allergan Funding SCS
3.800%, 03/15/2025	3,635	3,775	2,495	2,591	1,140	1,184
Amgen
3.875%, 11/15/2021	150	159			150	159
Amgen
2.125%, 05/01/2020	22	22			22	22
Amgen
5.150%, 11/15/2041	1,505	1,721	745	852	760	869
Amgen
3.625%, 05/22/2024 (F)	130	135	100	104	30	31
Amgen
4.400%, 05/01/2045	1,257	1,331	745	789	512	542
Amgen
4.663%, 06/15/2051	1,658	1,819	500	549	1,158	1,270
Anthem
2.300%, 07/15/2018	65	65			65	65
Anthem
3.500%, 08/15/2024	590	607	500	514	90	93
Anthem
3.125%, 05/15/2022	468	478			468	478
Anthem
4.625%, 05/15/2042	41	44			41	44
Anthem
1.875%, 01/15/2018	1,100	1,101			1,100	1,101
AstraZeneca
3.375%, 11/16/2025	500	508			500	508
Baxalta
3.600%, 06/23/2022	1,832	1,898	920	953	912	945
Baxalta
2.875%, 06/23/2020	500	507			500	507
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,000	1,052			1,000	1,052
Becton Dickinson
3.363%, 06/06/2024	2,090	2,109	1,115	1,125	975	984
Becton Dickinson
3.734%, 12/15/2024 (F)	232	238	162	166	70	72
Becton Dickinson
3.700%, 06/06/2027 (F)	980	991	455	460	525	531
Becton Dickinson
4.685%, 12/15/2044 (F)	1,055	1,115	505	534	550	581
Becton Dickinson
2.404%, 06/05/2020	1,470	1,475	680	682	790	793
Becton Dickinson
2.894%, 06/06/2022	1,240	1,244	575	577	665	667
Biogen
3.625%, 09/15/2022	430	452	260	273	170	179
Cardinal Health
2.616%, 06/15/2022	270	270	170	170	100	100
Cardinal Health
3.079%, 06/15/2024	350	352	220	221	130	131
Celgene
3.625%, 05/15/2024	69	72			69	72
Celgene
5.000%, 08/15/2045	3,472	3,925	2,125	2,402	1,347	1,523
Celgene
5.250%, 08/15/2043	40	46			40	46
Celgene
3.550%, 08/15/2022	360	377	300	314	60	63
Celgene

3.875%, 08/15/2025	480	506	220	232	260	274
Centene
4.750%, 05/15/2022	210	219	210	219
Centene
6.125%, 02/15/2024	110	119	110	119
Centene
4.750%, 01/15/2025	130	135	130	135
Cigna
3.050%, 10/15/2027	1,745	1,721	1,005	991	740	730
DaVita
5.000%, 05/01/2025	20	20	20	20
Eli Lilly
3.100%, 05/15/2027	910	916	475	478	435	438
Eli Lilly
2.350%, 05/15/2022 (F)	405	405	190	190	215	215
Eli Lilly
3.950%, 05/15/2047	365	378	170	176	195	202
EMD Finance
2.400%, 03/19/2020 (E)	1,995	2,010	1,045	1,053	950	957
Forest Laboratories
5.000%, 12/15/2021 (E)	35	38			35	38
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (E)	170	191	170	191
Fresenius Medical Care US Finance II
6.500%, 09/15/2018 (E)	1,250	1,303			1,250	1,303
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (E)	750	796	750	796
Gilead Sciences
5.650%, 12/01/2041	35	44			35	44
Gilead Sciences
4.150%, 03/01/2047	260	266			260	266
Gilead Sciences
2.950%, 03/01/2027	550	545			550	545
Gilead Sciences
3.250%, 09/01/2022	670	692	405	418	265	274
Gilead Sciences
3.700%, 04/01/2024 (F)	995	1,051	775	819	220	232
Gilead Sciences
3.650%, 03/01/2026	460	480	310	323	150	157
Gilead Sciences
4.750%, 03/01/2046	790	884	470	526	320	358
Gilead Sciences
1.850%, 09/20/2019	280	280			280	280
Gilead Sciences
3.500%, 02/01/2025	1,030	1,073	1,030	1,073
Gilead Sciences
4.500%, 02/01/2045	10	11			10	11
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	831	810	831
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	174			170	174
Humana
3.150%, 12/01/2022	560	570	170	173	390	397
Humana
7.200%, 06/15/2018	2,709	2,810	1,150	1,193	1,559	1,617
Humana
4.800%, 03/15/2047 (F)	30	33	20	22	10	11
Humana
4.625%, 12/01/2042 (F)	170	183	130	140	40	43
Humana
3.850%, 10/01/2024	1,470	1,544	790	830	680	714
Humana
4.950%, 10/01/2044	60	69	50	57	10	12
Humana
3.950%, 03/15/2027	70	73	50	52	20	21
Johnson & Johnson
3.625%, 03/03/2037	260	270	260	270
Johnson & Johnson
3.700%, 03/01/2046	170	176			170	176
Johnson & Johnson
4.500%, 12/05/2043	850	976	600	689	250	287
Kaiser Foundation Hospitals
3.150%, 05/01/2027	3,600	3,623	2,500	2,516	1,100	1,107
Laboratory Corp of America Holdings
3.250%, 09/01/2024	720	722	335	336	385	386
Laboratory Corp of America Holdings
3.600%, 09/01/2027	721	725	335	337	386	388
Medtronic
4.375%, 03/15/2035	76	84			76	84
Medtronic

3.150%, 03/15/2022	65	67			65	67
Medtronic
3.625%, 03/15/2024	1,055	1,112	465	490	590	622
Medtronic
4.625%, 03/15/2045	60	68			60	68
Medtronic
3.500%, 03/15/2025 (F)	1,040	1,085	840	876	200	209
Medtronic Global Holdings SCA
3.350%, 04/01/2027	520	534	330	339	190	195
Merck
2.400%, 09/15/2022	29	29			29	29
Merck
2.750%, 02/10/2025 (F)	330	332	230	231	100	101
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	713			730	713
Perrigo Finance Unlimited
3.900%, 12/15/2024	500	511	235	240	265	271
Perrigo Finance Unlimited
4.375%, 03/15/2026	665	690	365	379	300	311
Pfizer
4.000%, 12/15/2036	1,040	1,116	410	440	630	676
Pfizer
4.400%, 05/15/2044	345	381			345	381
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,700	1,631	1,200	1,151	500	480
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,026	1,030	1,026
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026 (F)	1,745	1,720	810	798	935	922
Shire Acquisitions Investments Ireland
1.900%, 09/23/2019	3,200	3,194	2,200	2,196	1,000	998
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	1,480	1,471	685	681	795	790
Stryker
4.625%, 03/15/2046	675	735			675	735
Tenet Healthcare
8.125%, 04/01/2022	60	61	60	61
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	120	117	120	117
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026	190	175	190	175
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	10	9	10	9
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	50	48	50	48
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018	750	747			750	747
Thermo Fisher Scientific
4.100%, 08/15/2047 (F)	768	770	356	357	412	413
Thermo Fisher Scientific
3.300%, 02/15/2022	465	481			465	481
Thermo Fisher Scientific
3.200%, 08/15/2027	1,200	1,187	555	549	645	638
UnitedHealth Group
2.875%, 03/15/2023	50	51			50	51
UnitedHealth Group
3.375%, 11/15/2021	75	78			75	78
UnitedHealth Group
3.750%, 07/15/2025	70	74			70	74
UnitedHealth Group
2.875%, 12/15/2021	1,235	1,267	580	595	655	672
UnitedHealth Group
3.875%, 10/15/2020	710	746	530	557	180	189
UnitedHealth Group
4.250%, 04/15/2047	450	483			450	483
UnitedHealth Group
5.800%, 03/15/2036	280	353	280	353
UnitedHealth Group
4.750%, 07/15/2045 (F)	1,150	1,328	950	1,097	200	231
UnitedHealth Group
4.625%, 07/15/2035	28	32			28	32
UnitedHealth Group
3.350%, 07/15/2022	28	29			28	29
Valeant Pharmaceuticals International
5.875%, 05/15/2023 (E)	90	80	90	80
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (E)	1,040	1,037	1,040	1,037
Valeant Pharmaceuticals International
5.375%, 03/15/2020 (E)	60	60	60	60
Valeant Pharmaceuticals International

7.000%, 03/15/2024 (E)	200	213	200	213
Valeant Pharmaceuticals International
6.500%, 03/15/2022 (E)	70	74	70	74
Wyeth LLC
5.950%, 04/01/2037 (F)	470	615	340	445	130	170

		105,812		55,279		50,533

Industrials — 3.2%
ABB Finance USA
4.375%, 05/08/2042	110	118	80	86	30	32
AerCap Ireland Capital
4.500%, 05/15/2021	370	391			370	391
AerCap Ireland Capital
4.625%, 07/01/2022	210	225	210	225
AerCap Ireland Capital DAC
3.750%, 05/15/2019	520	532	520	532
Air Lease
3.625%, 04/01/2027	1,085	1,086	505	506	580	580
Air Lease
2.625%, 07/01/2022 (F)	1,720	1,708	800	794	920	914
Aviation Capital Group
6.750%, 04/06/2021 (E)	120	136			120	136
BAE Systems
4.750%, 10/11/2021 (E)	2,100	2,265	1,350	1,456	750	809
Boeing
4.875%, 02/15/2020	210	225			210	225
Burlington Northern Santa Fe
4.150%, 04/01/2045	670	711	505	536	165	175
Burlington Northern Santa Fe
5.750%, 03/15/2018	950	968			950	968
Burlington Northern Santa Fe
5.400%, 06/01/2041	50	62			50	62
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	127			90	127
Burlington Northern Santa Fe
3.450%, 09/15/2021	91	95			91	95
Canadian Pacific Railway
6.125%, 09/15/2115	44	56			44	56
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,025	1,040	620	629	405	411
Caterpillar Financial Services MTN
2.100%, 01/10/2020	815	819	265	266	550	553
Catholic Health Initiatives
4.350%, 11/01/2042	110	103	80	75	30	28
Cintas No. 2
2.900%, 04/01/2022	400	407	230	234	170	173
Cintas No. 2
3.700%, 04/01/2027	400	418	260	272	140	146
CK Hutchison International 17
2.750%, 03/29/2023 (E)	639	636	270	269	369	367
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	1,061	1,128	966	1,027	95	101
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	153	169			153	169
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,856	2,042	1,252	1,378	604	664
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	130	143			130	143
CSX
3.950%, 05/01/2050	21	20			21	20
DAE Funding
5.000%, 08/01/2024 (E)	90	92	90	92
DAE Funding
4.500%, 08/01/2022 (E)	100	103	100	103
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	465	536	368	424	97	112
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	235	242			235	242
Eaton
2.750%, 11/02/2022	900	906	450	453	450	453
Eaton
7.625%, 04/01/2024	75	90			75	90
Eaton
1.500%, 11/02/2017	330	330	270	270	60	60
Eaton
4.150%, 11/02/2042	550	552	440	442	110	110
FedEx
4.550%, 04/01/2046 (F)	1,045	1,113	485	516	560	597
FedEx

4.400%, 01/15/2047	481	500	223	232	258	268
GE Capital International Funding
4.418%, 11/15/2035	1,308	1,423	227	247	1,081	1,176
GE Capital International Funding
2.342%, 11/15/2020 (F)	1,225	1,237	530	535	695	702
General Dynamics
2.625%, 11/15/2027	970	939	450	436	520	503
General Electric
4.500%, 03/11/2044 (F)	855	957	220	246	635	711
General Electric
2.100%, 12/11/2019	30	30			30	30
General Electric MTN
5.300%, 02/11/2021	293	322	184	202	109	120
General Electric MTN
6.000%, 08/07/2019	185	199			185	199
General Electric MTN
6.875%, 01/10/2039	726	1,063	521	763	205	300
General Electric MTN
5.875%, 01/14/2038	391	512	182	238	209	274
General Electric MTN
6.150%, 08/07/2037	254	337			254	337
General Electric MTN
4.375%, 09/16/2020	40	43	30	32	10	11
General Electric MTN
4.625%, 01/07/2021	135	146			135	146
General Electric MTN
4.650%, 10/17/2021	140	153			140	153
General Electric MTN
1.795%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036 (A)	2,400	2,137	1,550	1,380	850	757
General Electric MTN
2.200%, 01/09/2020	43	43			43	43
General Electric MTN
5.500%, 01/08/2020	180	194			180	194
Illinois Tool Works
2.650%, 11/15/2026	555	541	275	268	280	273
International Lease Finance
8.625%, 01/15/2022	180	220	10	12	170	208
John Deere Capital MTN
2.800%, 09/08/2027	1,050	1,032	487	479	563	553
John Deere Capital MTN
2.150%, 09/08/2022	839	831	389	385	450	446
Lockheed Martin
3.350%, 09/15/2021	1,495	1,554	920	956	575	598
Lockheed Martin
3.100%, 01/15/2023	50	52	50	52
Lockheed Martin
3.550%, 01/15/2026	1,410	1,455	530	547	880	908
Lockheed Martin
4.070%, 12/15/2042	91	93			91	93
Lockheed Martin
4.500%, 05/15/2036	90	98	90	98
Mexico City Airport Trust
5.500%, 07/31/2047 (E)	740	749	335	339	405	410
Mexico City Airport Trust
5.500%, 10/31/2046 (E)	680	694			680	694
Mexico City Airport Trust
3.875%, 04/30/2028 (E) (F)	685	683	315	314	370	369
Northrop Grumman
3.200%, 02/01/2027	1,485	1,494	690	694	795	800
Northrop Grumman
3.850%, 04/15/2045 (F)	431	420	200	195	231	225
Northrop Grumman
3.250%, 08/01/2023	3,025	3,118	1,400	1,443	1,625	1,675
Park Aerospace Holdings
5.250%, 08/15/2022 (E)	80	83	80	83
Park Aerospace Holdings
5.500%, 02/15/2024 (E)	160	168	160	168
Penske Truck Leasing L.P.
3.400%, 11/15/2026 (E) (F)	1,275	1,260	595	588	680	672
Penske Truck Leasing L.P.
3.375%, 02/01/2022 (E)	801	822	370	380	431	442
Penske Truck Leasing L.P.
2.700%, 03/14/2023 (E)	1,092	1,082	506	501	586	581
Raytheon
3.125%, 10/15/2020	430	445	430	445
Republic Services
3.800%, 05/15/2018	2,254	2,283	1,254	1,270	1,000	1,013
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (E)	1,875	1,916	825	843	1,050	1,073
Siemens Financieringsmaatschappij

2.200%, 03/16/2020 (E)	1,485	1,500	695	702	790	798
Siemens Financieringsmaatschappij
2.350%, 10/15/2026 (E)	555	523			555	523
Siemens Financieringsmaatschappij
2.000%, 09/15/2023 (E)	1,030	996	1,030	996
Union Pacific
3.000%, 04/15/2027	1,195	1,202	560	563	635	639
United Rentals North America
4.875%, 01/15/2028	70	70	70	70
United Rentals North America
5.500%, 07/15/2025	240	257	240	257
United Technologies
4.500%, 06/01/2042	200	215	200	215
United Technologies
8.875%, 11/15/2019	110	125			110	125
United Technologies
3.750%, 11/01/2046	685	661			685	661
United Technologies
0.000%, 05/04/2018 (K)	850	850			850	850
United Technologies
1.950%, 11/01/2021	85	84			85	84
United Technologies
4.150%, 05/15/2045	59	61			59	61
US Airways Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	117	119			117	119
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	738	790	738	790
Valmont Industries
5.250%, 10/01/2054	630	617	295	289	335	328
Wabtec
3.450%, 11/15/2026	990	973	460	452	530	521
Waste Management
7.375%, 05/15/2029	330	435	330	435
Waste Management
4.600%, 03/01/2021	90	97			90	97
Waste Management
3.500%, 05/15/2024	370	384	280	291	90	93
West
5.375%, 07/15/2022 (E)	300	303	300	303
West
4.750%, 07/15/2021 (E)	90	91	90	91

		61,275		30,410		30,865

Information Technology — 3.2%
Analog Devices
3.125%, 12/05/2023	1,000	1,015	460	467	540	548
Analog Devices
3.500%, 12/05/2026	755	762	350	353	405	409
Analog Devices
2.500%, 12/05/2021	925	927	430	431	495	496
Apple
1.800%, 05/11/2020	1,985	1,985	920	920	1,065	1,065
Apple
4.650%, 02/23/2046	270	306			270	306
Apple
2.850%, 05/06/2021	113	116			113	116
Apple
3.450%, 02/09/2045	31	29			31	29
Apple
4.250%, 02/09/2047	85	91	40	43	45	48
Apple
3.000%, 02/09/2024	1,635	1,676	760	779	875	897
Apple
2.300%, 05/11/2022	4,180	4,197	1,940	1,948	2,240	2,249
Apple
2.850%, 05/11/2024	1,845	1,867	855	865	990	1,002
Apple
4.375%, 05/13/2045	985	1,071	595	647	390	424
Apple
3.200%, 05/13/2025	64	66			64	66
Apple
3.850%, 05/04/2043	1,380	1,390	640	645	740	745
Apple
1.561%, VAR ICE LIBOR USD 3 Month+0.250%, 05/03/2018 (A)	69	69			69	69
Apple
2.700%, 05/13/2022	645	658	140	143	505	515
Apple
3.350%, 02/09/2027 (F)	1,230	1,267	570	587	660	680
Apple

2.150%, 02/09/2022	82	82			82	82
Apple
2.450%, 08/04/2026	1,410	1,360	680	656	730	704
Apple
3.200%, 05/11/2027	1,240	1,262	575	585	665	677
Cisco Systems
1.400%, 09/20/2019	2,560	2,547	1,185	1,179	1,375	1,368
Cisco Systems
1.850%, 09/20/2021	1,560	1,543	725	717	835	826
CommScope Technologies
5.000%, 03/15/2027 (E)	130	130	130	130
Dell International
4.420%, 06/15/2021 (E)	1,460	1,533	820	861	640	672
Dell International
3.480%, 06/01/2019 (E)	1,660	1,693	1,160	1,183	500	510
Fidelity National Information Services
3.625%, 10/15/2020	575	599	265	276	310	323
Fidelity National Information Services
2.250%, 08/15/2021	732	727	337	335	395	392
Fidelity National Information Services
2.850%, 10/15/2018	1,280	1,295	590	597	690	698
Harris
4.854%, 04/27/2035	80	88			80	88
Harris
5.054%, 04/27/2045	270	310	190	218	80	92
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,105	1,171	515	546	590	625
Hewlett Packard Enterprise
4.900%, 10/15/2025 (F)	425	449	200	211	225	238
Intel
4.900%, 07/29/2045	120	143	120	143
Intel
3.100%, 07/29/2022	35	36			35	36
Intel
3.700%, 07/29/2025	223	236	140	148	83	88
Intel
3.300%, 10/01/2021	35	37			35	37
Mastercard
3.375%, 04/01/2024	250	261			250	261
Microsoft
3.750%, 02/12/2045	1,280	1,299	950	964	330	335
Microsoft
2.400%, 08/08/2026	2,740	2,648	2,260	2,184	480	464
Microsoft
3.700%, 08/08/2046	1,085	1,095	425	429	660	666
Microsoft
4.100%, 02/06/2037 (F)	1,231	1,335	675	732	556	603
Microsoft
2.875%, 02/06/2024	2,465	2,519	1,315	1,344	1,150	1,175
Microsoft
2.000%, 08/08/2023	1,110	1,088	515	505	595	583
Microsoft
3.450%, 08/08/2036 (F)	455	459	220	222	235	237
Microsoft
3.300%, 02/06/2027 (F)	1,550	1,604	1,000	1,035	550	569
Microsoft
3.500%, 02/12/2035	1,137	1,157	685	697	452	460
Microsoft
2.700%, 02/12/2025 (F)	250	253	160	162	90	91
Microsoft
4.750%, 11/03/2055	43	51			43	51
Microsoft
2.375%, 05/01/2023	20	20			20	20
Microsoft
3.625%, 12/15/2023	89	95			89	95
Microsoft
3.950%, 08/08/2056	240	247	100	103	140	144
Microsoft
4.000%, 02/12/2055	24	25			24	25
Microsoft
2.400%, 02/06/2022	1,655	1,673	770	778	885	895
Microsoft
4.500%, 02/06/2057	205	231	95	107	110	124
Microsoft
2.375%, 02/12/2022	20	20			20	20
Nokia
4.375%, 06/12/2027	120	123	120	123
Nokia
3.375%, 06/12/2022	880	888	880	888
Oracle

3.900%, 05/15/2035	2,570	2,695	1,195	1,253	1,375	1,442
Oracle
1.200%, 10/15/2017	1,300	1,300	1,050	1,050	250	250
TSMC Global
1.625%, 04/03/2018 (E)	1,335	1,333	875	874	460	459
Visa
4.300%, 12/14/2045 (F)	690	764	570	631	120	133
Visa
3.650%, 09/15/2047	855	850	395	393	460	457
Visa
2.200%, 12/14/2020	80	81			80	81
Visa
3.150%, 12/14/2025 (F)	1,410	1,444	1,050	1,075	360	369
Visa
2.800%, 12/14/2022	550	563	255	261	295	302
VMware
3.900%, 08/21/2027	720	728	335	339	385	389
VMware
2.950%, 08/21/2022	1,205	1,212	560	563	645	649
VMware
2.300%, 08/21/2020	1,450	1,454	675	677	775	777

		62,248		33,002		29,246

Materials — 1.8%
Air Liquide Finance
2.250%, 09/27/2023 (E)	590	569	325	313	265	256
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (E)	270	299	270	299
Amcor Finance USA
3.625%, 04/28/2026 (E)	2,425	2,407	1,050	1,042	1,375	1,365
Anglo American Capital
3.750%, 04/10/2022 (E)	280	287	280	287
Anglo American Capital
3.625%, 09/11/2024 (E)	710	709	200	200	510	509
Anglo American Capital
4.750%, 04/10/2027 (E)	210	219	210	219
Anglo American Capital
4.000%, 09/11/2027 (E)	200	198	200	198
ArcelorMittal
7.500%, 10/15/2039	120	144	120	144
ArcelorMittal
7.250%, 02/25/2022	120	138	120	138
Barrick
5.250%, 04/01/2042 (F)	80	91	70	80	10	11
Barrick North America Finance
5.700%, 05/30/2041	1,020	1,217	455	543	565	674
Barrick North America Finance
4.400%, 05/30/2021	303	326	303	326
Barrick North America Finance
5.750%, 05/01/2043	290	351	120	145	170	206
BHP Billiton Finance USA
4.125%, 02/24/2042	40	42			40	42
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (A) (E) (F)	830	977	620	730	210	247
BHP Billiton Finance USA
2.875%, 02/24/2022	50	51	35	36	15	15
BHP Billiton Finance USA
5.000%, 09/30/2043 (F)	830	980	455	537	375	443
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	160	169	100	106	60	63
CF Industries
4.500%, 12/01/2026 (E) (F)	697	730	322	337	375	393
CF Industries
3.400%, 12/01/2021 (E)	895	912	415	423	480	489
Dow Chemical
5.250%, 11/15/2041	25	28			25	28
Dow Chemical
3.000%, 11/15/2022	2,585	2,633	1,265	1,288	1,320	1,345
Eastman Chemical
2.700%, 01/15/2020	1,500	1,518	695	703	805	815
Ecolab
4.350%, 12/08/2021	220	238	220	238
EI du Pont de Nemours
2.200%, 05/01/2020	600	604	280	282	320	322
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (E)	780	802	410	422	370	380
Freeport-McMoRan
6.500%, 11/15/2020	104	106	104	106
Freeport-McMoRan

6.875%, 02/15/2023	50	55	50	55
Freeport-McMoRan
5.450%, 03/15/2043	195	182	195	182
Freeport-McMoRan
4.000%, 11/14/2021	640	643	360	362	280	281
Glencore Finance Canada
2.700%, 10/25/2017 (E)	1,330	1,330	1,080	1,080	250	250
Glencore Funding
4.000%, 03/27/2027 (E) (F)	1,210	1,217	990	996	220	221
Glencore Funding
4.125%, 05/30/2023 (E) (F)	260	270	60	62	200	208
International Paper
5.150%, 05/15/2046	1,005	1,125	470	526	535	599
International Paper
5.000%, 09/15/2035	575	637	360	399	215	238
LyondellBasell Industries
5.750%, 04/15/2024	200	229	200	229
Nacional del Cobre de Chile
3.625%, 08/01/2027 (E)	1,410	1,404	345	343	1,065	1,061
Nacional del Cobre de Chile
4.500%, 08/01/2047 (E)	520	528	245	249	275	279
OCP
4.500%, 10/22/2025 (E)	1,940	1,952	1,650	1,660	290	292
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	295	280	295
Reynolds Group
6.875%, 02/15/2021	117	120	117	120
Reynolds Group Issuer
5.125%, 07/15/2023 (E)	170	177	170	177
Rock-Tenn
4.000%, 03/01/2023	70	74	70	74
Rock-Tenn
3.500%, 03/01/2020	320	328	320	328
Sherwin-Williams
3.450%, 06/01/2027	420	422	194	195	226	227
Sherwin-Williams
2.750%, 06/01/2022 (F)	1,089	1,097	505	509	584	588
Southern Copper
5.250%, 11/08/2042	2,030	2,148	900	952	1,130	1,196
Teck Resources
6.250%, 07/15/2041	5	6			5	6
Vale Overseas
6.250%, 08/10/2026 (F)	1,465	1,662	325	369	1,140	1,293
Vale Overseas
6.875%, 11/21/2036	1,820	2,084	1,510	1,729	310	355
Vulcan Materials
4.500%, 06/15/2047	485	492	225	228	260	264
Westlake Chemical
4.625%, 02/15/2021	60	62	60	62
Westlake Chemical
4.875%, 05/15/2023	140	146	140	146

		35,430		20,469		14,961
Other Asset-Backed Securities — 0.0%
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.686%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A) (E)	1,107	1,093	1,107	1,093

Real Estate — 1.4%
Alexandria Real Estate Equities
2.750%, 01/15/2020	2,591	2,617	2,000	2,020	591	597
Alexandria Real Estate Equities
3.950%, 01/15/2027	750	765			750	765
Boston Properties
3.800%, 02/01/2024	1,250	1,307	1,250	1,307
Boston Properties
5.625%, 11/15/2020	450	493			450	493
Crown Castle International
3.200%, 09/01/2024	1,000	995	1,000	995
DDR
3.375%, 05/15/2023	1,130	1,115	525	518	605	597
DDR
4.625%, 07/15/2022	1,240	1,314	575	609	665	705
Digital Realty Trust
2.750%, 02/01/2023	336	335	156	156	180	179
Digital Realty Trust
3.700%, 08/15/2027	720	727	335	338	385	389
Duke Realty
4.375%, 06/15/2022	50	53			50	53
Education Realty Operating Partnership
4.600%, 12/01/2024	505	521			505	521

ERP Operating
4.625%, 12/15/2021	64	69			64	69
GLP Capital
5.375%, 04/15/2026	80	87	80	87
HCP
4.250%, 11/15/2023	580	616			580	616
HCP
2.625%, 02/01/2020	28	28			28	28
HCP
4.000%, 12/01/2022	450	474			450	474
Healthcare Realty Trust
3.750%, 04/15/2023	400	407			400	407
Healthcare Realty Trust
3.875%, 05/01/2025	200	201			200	201
Mid-America Apartments
3.600%, 06/01/2027	690	693	320	321	370	372
Mid-America Apartments
4.300%, 10/15/2023	465	493	215	228	250	265
Mid-America Apartments
4.000%, 11/15/2025	565	587	265	275	300	312
Mid-America Apartments
3.750%, 06/15/2024	1,090	1,124	505	521	585	603
Public Storage
3.094%, 09/15/2027	1,705	1,700	447	446	1,258	1,254
Public Storage
2.370%, 09/15/2022	1,217	1,213	564	562	653	651
Public Storage
2.370%, 09/15/2022	2,108	2,108	977	977	1,131	1,131
Realty Income
3.250%, 10/15/2022	70	72			70	72
Regency Centers
3.600%, 02/01/2027	447	447	209	209	238	238
Simon Property Group
4.375%, 03/01/2021	38	40			38	40
Tanger Properties
3.750%, 12/01/2024	545	546	250	250	295	296
Tanger Properties
3.875%, 12/01/2023	585	595	270	275	315	320
Ventas Realty
2.000%, 02/15/2018	1,804	1,806	1,000	1,001	804	805
Ventas Realty
3.850%, 04/01/2027	500	509			500	509
Ventas Realty
4.125%, 01/15/2026	29	30			29	30
Washington Prime Group
5.950%, 08/15/2024	425	433	200	204	225	229
Welltower
4.000%, 06/01/2025	625	652	625	652
Welltower
4.500%, 01/15/2024	102	109			102	109
Welltower
6.125%, 04/15/2020	525	576			525	576

		25,857		11,951	13,591	13,906
Telecommunication Services — 3.0%
America Movil
5.000%, 03/30/2020	750	802	750	802
America Movil
5.625%, 11/15/2017 (F)	980	985	440	442	540	543
AT&T
4.750%, 05/15/2046	2,375	2,284	1,530	1,471	845	813
AT&T
4.500%, 03/09/2048 (F)	2,343	2,161	1,998	1,843	345	318
AT&T
5.300%, 08/14/2058	527	533	244	247	283	286
AT&T
3.800%, 03/15/2022	400	417			400	417
AT&T
3.400%, 08/14/2024	380	381			380	381
AT&T
5.150%, 03/15/2042	25	25			25	25
AT&T
5.500%, 02/01/2018	100	101			100	101
AT&T
5.250%, 03/01/2037	3,590	3,778	1,945	2,047	1,645	1,731
AT&T
6.000%, 08/15/2040	1,770	1,994	845	952	925	1,042
AT&T
3.875%, 08/15/2021	70	73			70	73
AT&T

3.000%, 06/30/2022	180	182			180	182
AT&T
3.900%, 08/14/2027	2,326	2,330	1,094	1,096	1,232	1,234
AT&T
4.450%, 04/01/2024	1,200	1,273	555	589	645	684
AT&T
4.350%, 06/15/2045	975	895	240	220	735	675
AT&T
3.600%, 02/17/2023	400	412	400	412
AT&T
5.800%, 02/15/2019	210	221			210	221
AT&T
4.250%, 03/01/2027	370	381	170	175	200	206
AT&T
3.400%, 05/15/2025	6,501	6,413	3,482	3,435	3,019	2,978
AT&T
4.900%, 08/14/2037	1,180	1,192	600	606	580	586
AT&T
5.450%, 03/01/2047	1,050	1,110	490	518	560	592
AT&T
4.125%, 02/17/2026	500	513			500	513
AT&T
4.800%, 06/15/2044	240	234			240	234
AT&T
5.150%, 02/14/2050	481	483	223	224	258	259
AT&T
3.950%, 01/15/2025	515	530	240	247	275	283
Bharti Airtel
4.375%, 06/10/2025 (E)	1,140	1,155	940	952	200	203
British Telecommunications
5.950%, 01/15/2018	200	202			200	202
Sprint
7.625%, 02/15/2025	310	356	310	356
Sprint
7.250%, 09/15/2021	40	44	40	44
Sprint
7.875%, 09/15/2023	340	394	340	394
Sprint Capital
8.750%, 03/15/2032	300	384	300	384
Sprint Spectrum
3.360%, 09/20/2021 (E)	1,740	1,766			1,740	1,766
Telefonica Emisiones
5.134%, 04/27/2020	662	710	300	322	362	388
Telefonica Emisiones
5.462%, 02/16/2021	23	25			23	25
Telefonica Emisiones SAU
5.213%, 03/08/2047 (F)	795	875	450	495	345	380
Telefonica Emisiones SAU
5.877%, 07/15/2019	90	96	90	96
Verizon Communications
5.150%, 09/15/2023	330	370			330	370
Verizon Communications
2.946%, 03/15/2022	850	865	395	402	455	463
Verizon Communications
4.862%, 08/21/2046	975	988	475	481	500	507
Verizon Communications
5.012%, 08/21/2054	430	432	199	200	231	232
Verizon Communications
3.850%, 11/01/2042	880	779	130	115	750	664
Verizon Communications
3.376%, 02/15/2025 (E)	218	219			218	219
Verizon Communications
2.625%, 08/15/2026 (F)	1,000	939	910	855	90	84
Verizon Communications
4.400%, 11/01/2034	4,282	4,285	2,495	2,497	1,787	1,788
Verizon Communications
5.500%, 03/16/2047 (F)	190	211	130	144	60	67
Verizon Communications
4.125%, 08/15/2046	2,110	1,918	980	891	1,130	1,027
Verizon Communications
3.500%, 11/01/2024	120	122	120	122
Verizon Communications
4.500%, 08/10/2033 (F)	1,435	1,470	1,005	1,030	430	440
Verizon Communications
4.522%, 09/15/2048 (F)	1,565	1,515	435	421	1,130	1,094
Verizon Communications
5.250%, 03/16/2037	1,930	2,116	1,100	1,206	830	910
Verizon Communications
4.272%, 01/15/2036	2,150	2,112	1,335	1,311	815	801
Verizon Communications

4.125%, 03/16/2027 (F)	2,530	2,640	1,825	1,904	705	736
Vodafone Group PLC
2.950%, 02/19/2023	970	985	430	437	540	548

		57,676		30,385		27,291
Utilities — 4.2%
AEP Texas
6.650%, 02/15/2033	500	633			500	633
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	167	169	42	42	126	127
AEP Transmission
3.100%, 12/01/2026	1,700	1,705	1,700	1,705
AES
4.875%, 05/15/2023	470	484	470	484
Alabama Power
2.450%, 03/30/2022	1,065	1,065	490	490	575	575
American Electric Power
1.650%, 12/15/2017	1,078	1,078	655	655	423	423
Appalachian Power
3.300%, 06/01/2027	685	692	320	323	365	369
Arizona Public Service
2.200%, 01/15/2020	20	20			20	20
Baltimore Gas & Electric
3.750%, 08/15/2047 (F)	840	836	390	388	450	448
Berkshire Hathaway Energy
6.500%, 09/15/2037	2,010	2,686	1,160	1,550	850	1,136
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	164			156	164
Boston Gas
4.487%, 02/15/2042 (E)	35	38			35	38
Carolina Power & Light
2.800%, 05/15/2022	25	26			25	26
Carolina Power & Light
3.000%, 09/15/2021	194	199			194	199
Carolina Power & Light
5.300%, 01/15/2019	175	183			175	183
Cleco Power
6.000%, 12/01/2040	700	861			700	861
Comision Federal de Electricidad
4.750%, 02/23/2027 (E)	240	253			240	253
Commonwealth Edison
3.750%, 08/15/2047	284	284	131	131	153	153
Commonwealth Edison
2.950%, 08/15/2027	970	966	450	448	520	518
Consolidated Edison of New York
4.450%, 03/15/2044	1,500	1,663	810	898	690	765
Dominion Energy
1.600%, 08/15/2019	845	839	390	387	455	452
Dominion Energy
1.866%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (A) (E)	1,000	1,004	1,000	1,004
Dominion Energy
2.500%, 12/01/2019	385	388			385	388
Dominion Energy
2.000%, 08/15/2021	635	625	295	290	340	335
DTE Energy
1.500%, 10/01/2019	885	872	490	483	395	389
Duke Energy
1.800%, 09/01/2021	960	941	445	436	515	505
Duke Energy
3.150%, 08/15/2027 (F)	751	744	98	97	653	647
Duke Energy
2.400%, 08/15/2022	340	338			340	338
Duke Energy
3.550%, 09/15/2021	76	79			76	79
Duke Energy
3.950%, 08/15/2047	130	129	130	129
Duke Energy Carolinas
3.875%, 03/15/2046	450	461	210	215	240	246
Duke Energy Carolinas
3.750%, 06/01/2045	680	684			680	684
Duke Energy Carolinas
4.300%, 06/15/2020	39	41			39	41
Duke Energy Carolinas
4.250%, 12/15/2041	628	683	600	652	28	31
Duke Energy Carolinas
2.500%, 03/15/2023	710	714	330	332	380	382
Duke Energy Carolinas
4.000%, 09/30/2042	1,000	1,043	1,000	1,043
Duke Energy Florida
3.400%, 10/01/2046	425	401	200	189	225	212

Duke Energy Florida
3.850%, 11/15/2042	380	385	165	167	215	218
Duke Energy Florida
3.200%, 01/15/2027	1,080	1,092	635	642	445	450
Duke Energy Indiana
4.200%, 03/15/2042	30	31			30	31
Duke Energy Indiana
3.750%, 07/15/2020	52	55			52	55
Duke Energy Progress
4.100%, 05/15/2042	425	445			425	445
Duquesne Light Holdings
3.616%, 08/01/2027 (E)	1,230	1,221	575	571	655	650
Duquesne Light Holdings
6.400%, 09/15/2020 (E)	1,950	2,167	1,450	1,611	500	556
Electricite de France
6.000%, 01/22/2114 (E)	560	624	260	290	300	334
Emera US Finance
2.150%, 06/15/2019	2,049	2,050	2,049	2,050
Enel Finance International
2.875%, 05/25/2022 (E)	2,130	2,143	990	996	1,140	1,147
Entergy
5.125%, 09/15/2020	400	428			400	428
Exelon
3.950%, 06/15/2025	375	392			375	392
Exelon
5.625%, 06/15/2035	760	915	760	915
FirstEnergy
4.250%, 03/15/2023	340	360			340	360
FirstEnergy
3.900%, 07/15/2027 (F)	850	863	540	548	310	315
FirstEnergy, Ser C
7.375%, 11/15/2031 (F)	3,445	4,583	2,965	3,944	480	639
Florida Gas Transmission LLC
3.875%, 07/15/2022 (E)	1,000	1,042	1,000	1,042
Georgia Power
4.300%, 03/15/2042	215	225	100	105	115	120
Indiana Michigan Power
4.550%, 03/15/2046	775	861	210	233	565	628
IPALCO Enterprises
3.700%, 09/01/2024 (E)	340	341	340	341
ITC Holdings
3.650%, 06/15/2024	633	651			633	651
Jersey Central Power & Light
4.700%, 04/01/2024 (E)	700	760			700	760
Jersey Central Power & Light
7.350%, 02/01/2019	100	107			100	107
Kansas City Power & Light
5.300%, 10/01/2041	100	117			100	117
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,151	2,700	3,151
KeySpan Gas East
2.742%, 08/15/2026 (E)	1,025	995	675	655	350	340
Majapahit Holding BV
7.750%, 01/20/2020	420	468	420	468
Metropolitan Edison
3.500%, 03/15/2023 (E)	2,775	2,853	2,425	2,493	350	360
MidAmerican Energy
4.250%, 05/01/2046	700	750	500	536	200	214
MidAmerican Energy
4.800%, 09/15/2043	830	965	510	593	320	372
NextEra Energy Capital Holdings
2.300%, 04/01/2019	500	503			500	503
NiSource Finance
5.800%, 02/01/2042	149	178			149	178
NiSource Finance
6.800%, 01/15/2019	347	368	347	368
NiSource Finance
3.950%, 03/30/2048	253	249	117	115	136	134
Northern States Power
3.600%, 09/15/2047	1,053	1,038	488	481	565	557
Oklahoma Gas & Electric
4.150%, 04/01/2047	885	937	410	434	475	503
Oncor Electric Delivery
5.250%, 09/30/2040	250	301			250	301
Oncor Electric Delivery LLC
6.800%, 09/01/2018 (F)	1,535	1,605	1,075	1,124	460	481
Oncor Electric Delivery LLC
4.550%, 12/01/2041	690	767	690	767
Pacific Gas & Electric
4.450%, 04/15/2042	590	651	200	221	390	430

Pacific Gas & Electric
5.400%, 01/15/2040	42	52			42	52
Pacific Gas & Electric
5.800%, 03/01/2037	780	994	710	905	70	89
Pacific Gas & Electric
8.250%, 10/15/2018	460	490	280	298	180	192
Pacific Gas & Electric
5.625%, 11/30/2017	525	529			525	529
Pacific Gas & Electric
6.050%, 03/01/2034	870	1,133	340	443	530	690
Pacific Gas & Electric
3.250%, 09/15/2021	12	12			12	12
Pacific Gas & Electric
4.500%, 12/15/2041	48	52			48	52
PECO Energy
4.150%, 10/01/2044	1,555	1,654	625	665	930	989
PECO Energy
3.150%, 10/15/2025	1,130	1,147	525	533	605	614
Pennsylvania Electric
5.200%, 04/01/2020	200	212			200	212
Perusahaan Listrik Negara MTN
4.125%, 05/15/2027 (E)	670	670			670	670
PPL Electric Utilities
4.150%, 10/01/2045	745	794	345	368	400	426
Progress Energy
3.150%, 04/01/2022	280	285			280	285
Public Service of New Hampshire
3.500%, 11/01/2023	515	538	310	324	205	214
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,312	1,265	1,312
Sierra Pacific Power
2.600%, 05/01/2026	980	947	450	435	530	512
Southern
2.150%, 09/01/2019	1,470	1,473	615	616	855	857
Southern
4.400%, 07/01/2046	590	611	275	285	315	326
Southern California Edison
3.500%, 10/01/2023	205	216			205	216
Southern California Edison
4.050%, 03/15/2042	5	5			5	5
Southern Gas Capital
2.450%, 10/01/2023	645	631	300	294	345	337
Southwestern Electric Power
5.875%, 03/01/2018	345	351			345	351
Southwestern Electric Power
3.900%, 04/01/2045	300	301	140	141	160	160
Southwestern Public Service
3.700%, 08/15/2047	633	630	293	292	340	338
SP PowerAssets MTN
3.000%, 09/26/2027 (E)	510	508	231	230	279	278
Texas-New Mexico Power
9.500%, 04/01/2019 (E)	1,100	1,216			1,100	1,216
Virginia Electric & Power
2.950%, 01/15/2022	330	337			330	337
Virginia Electric & Power
2.950%, 11/15/2026	620	616	285	283	335	333
Virginia Electric & Power
4.650%, 08/15/2043	1,035	1,155	405	452	630	703
Virginia Electric & Power
2.750%, 03/15/2023	500	506	500	506
West Penn Power
5.950%, 12/15/2017 (E)	500	504			500	504

		81,509		45,614		35,895

Total Corporate Obligations (Cost $1,060,444) ($ Thousands)		1,093,583		605,545		488,038

ASSET-BACKED SECURITIES — 16.6%
Automotive — 1.9%

Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019 (L)	496	497	300	300	197	197
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018 (L)	153	153	58	58	95	95
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (E) (L)	2,968	2,975	1,377	1,380	1,591	1,595
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (E)	999	1,007			999	1,007
Bank of The West Auto Trust, Ser 2014-1, Cl A3

1.090%, 03/15/2019 (E) (L)	9	9	6	6	3	3
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021 (L)	1,351	1,358	381	383	970	975
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021 (L)	1,041	1,041	491	491	550	550
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022 (L)	477	479	225	226	252	253
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019 (L)	326	326	207	207	119	119
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020 (L)	550	552	349	350	201	202
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020 (L)	585	587	325	326	260	261
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A2A
1.320%, 01/22/2019 (L)	69	69	38	38	31	31
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019 (L)	217	218	120	120	98	98
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021 (L)	486	484	268	267	218	217
Enterprise Fleet Financing, Ser 2017-2, Cl A3
2.220%, 01/20/2023 (E) (L)	1,302	1,302	608	608	694	694
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (E) (L)	660	660	365	365	295	295
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (E) (L)	1,665	1,677	1,055	1,063	610	614
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (E) (L)	1,640	1,647	965	969	675	678
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (E) (L)	4,296	4,273	1,988	1,977	2,308	2,296
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (E)	650	650	650	650
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (E)	625	623			625	623
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (E) (L)	2,547	2,549	937	938	1,610	1,611
Hertz Vehicle Financing, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (E) (L)	2,188	2,169	1,030	1,021	1,158	1,148
Hertz Vehicle Financing, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (E) (L)	1,128	1,124	524	522	604	602
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (E) (L)	1,289	1,283	716	713	573	570
Hertz Vehicle Financing, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (E) (L)	487	483	233	231	254	252
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (E) (L)	1,509	1,486	698	687	811	799
Hertz Vehicle Financing, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (E)	1,240	1,234			1,240	1,234
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018 (L)	353	352	196	196	156	156
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020 (L)	3,605	3,609	1,680	1,682	1,925	1,927
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018 (L)	81	81	61	61	20	20
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019 (L)	302	302	165	165	137	137
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A3
1.870%, 06/15/2021 (L)	1,029	1,027	477	476	552	551
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A3
1.710%, 04/15/2021 (E) (L)	449	447	248	247	201	200
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A4
2.030%, 02/15/2022 (E) (L)	334	332	184	183	150	149
TCF Auto Receivables Owner Trust, Ser 2016-PT1A, Cl A
1.930%, 06/15/2022 (E) (L)	254	254	118	118	136	136
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020 (L)	470	470	219	219	251	251
		37,789		17,243		20,546

Credit Cards — 0.8%

American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021 (L)	1,390	1,388	645	644	745	744
Barclays Dryrock Issuance Trust, Ser 2017-2, Cl A
1.534%, VAR LIBOR USD 1 Month+0.300%, 05/15/2023 (A) (L)	1,203	1,205	556	557	647	648
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021 (L)	117	117	65	65	52	52
Chase Issuance Trust, Ser 2014-A7, Cl A7
1.380%, 11/15/2019 (L)	1,690	1,690	675	675	1,015	1,015
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020 (L)	200	200	100	100	100	100
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A

1.610%, 11/15/2020 (L)	835	835	389	389	446	446
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023 (L)	655	661	304	307	351	354
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023 (L)	1,119	1,128	523	527	596	601
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024 (L)	1,042	1,041	456	456	586	585
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022 (L)	438	435	183	182	255	253
Synchrony Credit Card Master Note Trust, Ser 2017-1, Cl A
1.930%, 06/15/2023 (L)	1,325	1,320	661	659	664	661
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021 (L)	197	197	110	110	87	87
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024 (L)	99	100	46	46	53	54
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025 (L)	2,798	2,766	1,297	1,282	1,501	1,484
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023 (L)	1,040	1,034	502	499	538	535
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024 (L)	1,577	1,577	733	733	844	844
		15,694		7,231		8,463

Mortgage Related Securities — 1.3%

ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
1.457%, VAR ICE LIBOR USD 1 Month+0.220%, 12/25/2035 (A)	1,118	1,116			1,118	1,116
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
2.287%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034 (A)	505	469			505	469
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.487%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035 (A)	1,362	1,357			1,362	1,357
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
1.997%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033 (A)	129	129			129	129
Argent Securities, Ser 2003-W5, Cl M1
2.287%, VAR ICE LIBOR USD 1 Month+1.050%, 10/25/2033 (A)	235	236			235	236
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
2.212%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034 (A)	429	422			429	422
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
2.037%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2043 (A) (L)	67	67	48	48	19	19
Centex Home Equity, Ser 2006-A, Cl AV4
3.457%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036 (A)	3,393	3,377	3,393	3,377
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	370	380			370	380
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.394%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036 (A)	4,200	4,148	4,200	4,148
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
3.677%, VAR LIBOR USD 1 Month+0.470%, 05/25/2039 (A) (E)	229	218	229	218
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
2.436%, VAR LIBOR USD 1 Month+1.200%, 11/20/2036 (A)	15	15			15	15
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.451%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037 (A)	5,500	4,019	5,500	4,019
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
1.912%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034 (A)	736	718			736	718
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.957%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (A) (E)	140	136			140	136
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
1.727%, VAR ICE LIBOR USD 1 Month+0.490%, 07/25/2035 (A) (L)	2,977	2,981	2,055	2,058	922	923
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
2.887%, VAR LIBOR USD 1 Month+1.650%, 03/25/2035 (A)	47	48			47	48
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
1.677%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035 (A)	1,107	1,105			1,107	1,105
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
1.457%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036 (A)	2,435	2,423			2,435	2,423
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
2.122%, VAR ICE LIBOR USD 1 Month+0.885%, 06/25/2034 (A)	650	622			650	622
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	10	10			10	10
		23,996		13,868		10,128

Non-Agency Mortgage-Backed Obligations — 0.2%

Credit Suisse Mortgage Trust, Ser 2017-RPL1, Cl M2
3.861%, 07/25/2057 (A)(D) (E)	1,760	1,478	1,760	1,478
Morgan Stanley Capital I Trust 2007-IQ16, Ser IQ16, Cl AJ
6.319%, 12/12/2049 (A)(D)	1,010	948	1,010	948
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.482%, VAR ICE LIBOR GDP 3 Month+1.200%, 02/20/2054 (A) (E)	736	992	736	992
Waterfall Commercial Mortgage Trust 2015-SBC5, Ser SBC5, Cl A
4.104%, 09/19/2022 (A)(D) (E)	951	950	951	950

WFRBS Commercial Mortgage Trust 2014-C19, Ser C19, Cl B
4.723%, 03/15/2047 (A)(D)	110	117	110	117
		4,485		4,485

Other Asset-Backed Securities — 12.4%

Academic Loan Funding Trust, Ser 2012-1A, Cl A1
2.037%, VAR ICE LIBOR USD 1 Month+0.800%, 12/27/2022 (A) (E)	12	12			12	12
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.878%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A) (E)	2,100	2,096	2,100	2,096
Airspeed, Ser 2007-1A, Cl G2
1.514%, VAR LIBOR USD 1 Month+0.280%, 06/15/2032 (A) (E)	337	304			337	304
Ally Master Owner Trust, Ser 2017-1, Cl A
1.634%, VAR LIBOR USD 1 Month+0.400%, 02/15/2021 (A) (L)	700	702	328	329	372	373
Ballyrock CLO, Ser 2017-1A, Cl A1R
2.457%, VAR ICE LIBOR USD 3 Month+1.150%, 10/20/2026 (A) (E)	150	150			150	150
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.517%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035 (A) (L)	3,050	3,118	2,200	2,249	850	869
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.314%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036 (A) (L)	2,150	2,164	1,750	1,761	400	403
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
1.667%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (A) (E)	94	91			94	91
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (E)	355	351			355	351
Cent 18, Ser 2013-18A, Cl A
2.433%, VAR ICE LIBOR USD 3 Month+1.120%, 07/23/2025 (A) (E)	500	500			500	500
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.102%, 11/25/2034	75	78			75	78
CIT Education Loan Trust, Ser 2007-1, Cl A
1.418%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (A) (E) (L)	1,588	1,493	1,132	1,064	456	429
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.046%, 03/25/2037	1,970	2,002	1,970	2,002
College Ave Student Loans, Ser 2017-A, Cl A1
2.887%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (A) (E) (L)	841	841	393	393	448	448
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
1.737%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034 (A)	614	603			614	603
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.777%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034 (A)	450	436			450	436
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.031%, VAR ICE LIBOR USD 1 Month+0.800%, 02/25/2036 (A)	2,372	2,348	2,372	2,348
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.027%, 04/25/2047	456	444			456	444
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.374%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036 (A)	691	651			691	651
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.788%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034 (A)	185	173	185	173
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
1.424%, VAR ICE LIBOR USD 1 Month+0.190%, 11/15/2035 (A)	298	277			298	277
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (E)	195	198			195	198
Eaton Vance CLO, Ser 2017-1A, Cl AR
2.504%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A) (E) (L)	1,475	1,480	900	903	575	577
Educational Funding of the South, Ser 2011-1, Cl A2
1.964%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035 (A) (L)	1,406	1,404	1,154	1,152	253	252
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.972%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035 (A)	1,131	1,134			1,131	1,134
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
2.237%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034 (A)	743	722			743	722
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.644%, VAR ICE LIBOR USD 1 Month+0.490%, 09/25/2035 (A)	1,604	1,610	1,604	1,610
Flatiron CLO, Ser 2017-1A, Cl A1R
2.338%, VAR ICE LIBOR USD 3 Month+1.180%, 07/17/2026 (A) (E) (L)	2,100	2,109	1,600	1,607	500	502
Ford Credit Floorplan Master Owner Trust, Ser 2017-1, Cl A1
2.070%, 05/15/2022 (L)	2,075	2,081	965	968	1,110	1,113
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (E) (L)	1,155	1,143	868	859	287	284
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	738	757	738	757
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.696%, 06/19/2029 (A)(D)	200	174	200	174
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.755%, 02/20/2032 (A)(D)	50	47	50	47
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.689%, 03/13/2032 (A)(D)	250	237	250	237
GSAMP Trust, Ser 2003-SEA, Cl A1
3.607%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033 (A)	1,114	1,097	1,114	1,097
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.547%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036 (A)	1,740	1,739			1,740	1,739
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.434%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046 (A)	3,300	2,934	3,300	2,934

Higher Education Funding, Ser 2014-1, Cl A
2.367%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (A) (E) (L)	1,955	1,948	1,500	1,495	455	453
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.334%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036 (A)	339	337	339	337
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (E) (L)	1,082	1,107	826	845	256	262
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (E)	241	249			241	249
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (E) (L)	1,462	1,435	1,118	1,098	343	337
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (E)	170	170			170	170
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
1.912%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035 (A)	82	82			82	82
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040 (L)	355	361	260	265	95	96
Magnetite XI, Ser 2017-11A, Cl A1R
2.424%, VAR ICE LIBOR USD 3 Month+1.120%, 01/18/2027 (A) (E)	1,730	1,736	1,730	1,736
Magnetite XII, Ser 2016-12A, Cl AR
2.634%, VAR ICE LIBOR USD 3 Month+1.330%, 04/15/2027 (A) (E)	600	604			600	604
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038 (L)	2,671	2,769	2,014	2,088	656	681
Morgan Stanley Resecuritization Trust 2015-R7, Ser 2015-R7, Cl 1BXA
11.275%, 02/26/2036 (A)(D) (E)	930	1,022	930	1,022
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.021%, VAR ICE LIBOR USD 1 Month+0.850%, 03/25/2038 (A)	3,933	2,709	3,933	2,709
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.834%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (A) (E) (L)	1,330	1,356	646	659	684	697
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.934%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (A) (E) (L)	672	673	372	372	301	301
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
2.434%, VAR ICE LIBOR USD 1 Month+1.200%, 12/15/2028 (A) (E) (L)	462	469	202	205	260	264
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (E) (L)	647	654	408	412	239	242
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (E) (L)	2,887	2,986	1,347	1,393	1,540	1,593
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.384%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (A) (E) (L)	850	884	396	412	454	472
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.744%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031 (A) (L)	5,328	5,307	3,748	3,733	1,580	1,574
Navient Student Loan Trust, Ser 2014-2, Cl A
1.874%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083 (A) (L)	3,195	3,169	2,439	2,419	757	750
Navient Student Loan Trust, Ser 2014-3, Cl A
1.854%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083 (A) (L)	3,238	3,206	2,471	2,447	767	759
Navient Student Loan Trust, Ser 2014-4, Cl A
1.857%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083 (A) (L)	2,269	2,248	1,833	1,816	436	432
Navient Student Loan Trust, Ser 2016-1A, Cl A
1.937%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (A) (E) (L)	5,004	4,962	1,946	1,930	3,058	3,032
Navient Student Loan Trust, Ser 2016-2A, Cl A3
2.737%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (A) (E)	1,270	1,317			1,270	1,317
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.487%, VAR ICE LIBOR USD 1 Month+1.250%, 06/25/2065 (A) (E) (L)	656	669	308	314	348	355
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.387%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (A) (E) (L)	1,349	1,366	666	674	684	692
Navient Student Loan Trust, Ser 2017-1A, Cl A2
1.987%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A) (E)	700	708			700	708
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.387%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (A) (E) (L)	4,840	4,938	2,283	2,329	2,557	2,609
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.284%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (A) (E) (L)	3,275	3,320	1,528	1,549	1,747	1,771
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.384%, 07/26/2066 (L)	5,293	5,360	2,817	2,853	2,476	2,507
Navient Student Loan Trust, Ser 2017-4A, Cl A3
2.237%, VAR ICE LIBOR USD 1 Month+1.000%, 09/27/2066 (A) (E) (L)	3,561	3,593	1,660	1,675	1,901	1,918
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.048%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (A) (E) (L)	4,701	4,703	2,179	2,180	2,522	2,523
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.494%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036 (A) (L)	1,001	981	642	629	359	352
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.474%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037 (A) (L)	833	824	541	535	292	289
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.424%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033 (A) (L)	4,157	4,077	1,927	1,890	2,230	2,187
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.423%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037 (A) (L)	980	957	630	615	350	342
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.407%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035 (A) (L)	4,087	4,021	1,398	1,375	2,690	2,646
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.467%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032 (A) (L)	665	641	393	379	272	262
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.434%, VAR ICE LIBOR USD 3 Month+0.120%, 04/25/2031 (A) (L)	2,813	2,811	1,337	1,336	1,476	1,475

Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
1.678%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (A) (E)	101	100			101	100
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.967%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024 (A)	535	545			535	545
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.034%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (A) (E) (L)	255	257	175	176	80	81
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
2.084%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2048 (A) (E)	493	494			493	494
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.771%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A) (E)	1,445	1,435	1,445	1,435
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
1.834%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (A) (E)	1,189	1,186			1,189	1,186
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
2.084%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (A) (E)	950	935			950	935
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.187%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (A) (E) (L)	2,155	2,120	1,655	1,628	500	492
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.837%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (A) (E) (L)	2,980	2,945	2,247	2,221	733	724
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.037%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (A) (E) (L)	1,536	1,558	713	723	824	835
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.007%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (A) (E) (L)	2,339	2,348	1,091	1,095	1,249	1,253
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
2.114%, VAR ICE LIBOR USD 3 Month+0.800%, 07/25/2025 (A) (L)	827	829	571	572	257	257
Origen Manufactured Housing, Ser 2006-A, Cl A2
1.756%, 10/15/2037 (A)(D)	2,119	1,972	2,119	1,972
Ownit Mortgage Loan Trust, Ser 2005-3, Cl A3
2.237%, VAR ICE LIBOR USD 1 Month+1.000%, 06/25/2036 (A)	469	470			469	470
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (E)	840	841			840	841
RAMP Series 2006-RZ3 Trust, Ser 2006-RZ3, Cl M1
0.535%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036 (A)	6,530	6,114	6,530	6,114
RAMP Trust, Ser 2003-RS11, Cl MII1
4.302%, VAR ICE LIBOR USD 1 Month+1.095%, 12/25/2033 (A)	145	138	145	138
Rosslyn Portfolio Trust, Ser 2017-R17
2.177%, 06/15/2033	330	330			330	330
Scholar Funding Trust, Ser 2011-A, Cl A
2.214%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (A) (E) (L)	883	881	676	674	208	207
SLC Student Loan Trust, Ser 2005-3, Cl A4
1.470%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039 (A)	1,240	1,186			1,240	1,186
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.070%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (A) (E) (L)	977	968	462	458	514	510
SLM Student Loan Trust, Ser 2003-10A, Cl A3
1.790%, VAR LIBOR USD 3 Month+0.550%, 12/15/2027 (A) (E)	1,352	1,356			1,352	1,356
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.064%, VAR ICE LIBOR USD 3 Month+0.750%, 10/25/2029 (A) (E) (L)	2,274	2,267	1,078	1,075	1,196	1,192
SLM Student Loan Trust, Ser 2004-8, Cl B
1.774%, VAR ICE LIBOR USD 3 Month+0.460%, 01/25/2040 (A) (L)	213	199	117	109	96	90
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.514%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026 (A) (L)	123	123	83	83	40	40
SLM Student Loan Trust, Ser 2005-A, Cl A4
1.630%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038 (A)	1,560	1,459	1,560	1,459
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.484%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041 (A) (L)	2,440	2,356	1,900	1,835	540	521
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.414%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021 (A) (L)	2,020	1,997	989	978	1,031	1,019
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.474%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041 (A) (L)	2,440	2,300	1,900	1,791	540	509
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.374%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022 (A) (L)	4,259	4,136	3,211	3,118	1,048	1,018
SLM Student Loan Trust, Ser 2007-2, Cl B
1.484%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2025 (A) (L)	735	620	391	330	344	290
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.694%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024 (A)	1,140	1,141			1,140	1,141
SLM Student Loan Trust, Ser 2007-6, Cl B
2.164%, VAR ICE LIBOR USD 3 Month+0.850%, 04/27/2043 (A) (L)	488	462	374	354	114	108
SLM Student Loan Trust, Ser 2007-7, Cl B
2.064%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070 (A)	250	229			250	229
SLM Student Loan Trust, Ser 2008-2, Cl B
2.514%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083 (A) (L)	685	645	525	494	160	151
SLM Student Loan Trust, Ser 2008-3, Cl B
2.514%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083 (A) (L)	685	642	525	492	160	150
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.964%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022 (A)	1,068	1,096			1,068	1,096
SLM Student Loan Trust, Ser 2008-4, Cl B
3.164%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073 (A) (L)	685	669	525	513	160	156
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.014%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023 (A) (L)	1,925	1,982	1,205	1,240	720	742
SLM Student Loan Trust, Ser 2008-5, Cl B
3.164%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073 (A) (L)	685	684	525	524	160	160

SLM Student Loan Trust, Ser 2008-6, Cl B
3.164%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083 (A) (L)	685	677	525	519	160	158
SLM Student Loan Trust, Ser 2008-7, Cl B
3.164%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083 (A) (L)	685	679	525	520	160	159
SLM Student Loan Trust, Ser 2008-8, Cl B
3.564%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075 (A) (L)	685	688	525	527	160	161
SLM Student Loan Trust, Ser 2008-9, Cl A
2.814%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023 (A)	599	613			599	613
SLM Student Loan Trust, Ser 2008-9, Cl B
3.564%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083 (A) (L)	685	699	525	536	160	163
SLM Student Loan Trust, Ser 2009-3, Cl A
1.987%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (A) (E)	808	804			808	804
SLM Student Loan Trust, Ser 2010-1, Cl A
1.637%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025 (A) (L)	587	580	408	403	179	177
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.184%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028 (A) (L)	3,725	3,754	1,740	1,754	1,985	2,000
SLM Student Loan Trust, Ser 2012-2, Cl A
1.937%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029 (A) (L)	1,371	1,373	662	663	709	710
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.987%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026 (A) (L)	550	547	355	353	195	194
SLM Student Loan Trust, Ser 2012-6, Cl B
2.237%, VAR ICE LIBOR USD 1 Month+1.000%, 04/27/2043 (A) (L)	538	491	289	264	249	227
SLM Student Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (E) (L)	257	257	120	120	137	137
SLM Student Loan Trust, Ser 2013-1, Cl B
3.037%, VAR ICE LIBOR USD 1 Month+1.800%, 11/25/2070 (A) (L)	425	427	245	246	180	181
SLM Student Loan Trust, Ser 2013-4, Cl A
1.787%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043 (A)	234	235			234	235
SLM Student Loan Trust, Ser 2013-B, Cl A2B
2.334%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (A) (E) (L)	242	244	127	128	115	116
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (E)	237	239			237	239
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (E) (L)	877	866	626	618	251	248
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.827%, VAR ICE LIBOR USD 1 Month+0.590%, 03/25/2055 (A) (L)	2,061	2,066	964	966	1,097	1,100
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (E) (L)	562	564	262	263	300	301
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
2.234%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (A) (E) (L)	1,410	1,424	776	784	634	640
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.934%, VAR ICE LIBOR USD 1 Month+0.700%, 02/15/2023 (A) (E)	18	18			18	18
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (E) (L)	786	801	336	342	450	459
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.434%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (A) (E) (L)	3,681	3,763	1,047	1,070	2,634	2,693
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (E) (L)	1,113	1,125	546	552	567	573
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.634%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (A) (E) (L)	793	810	369	377	424	433
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (E) (L)	2,411	2,418	1,339	1,343	1,072	1,075
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.734%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (A) (E) (L)	2,950	3,034	1,023	1,052	1,927	1,982
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (E) (L)	1,821	1,807	868	861	953	946
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.684%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (A) (E) (L)	2,742	2,835	1,002	1,036	1,740	1,799
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (E) (L)	2,449	2,417	1,135	1,120	1,314	1,297
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.334%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (A) (E) (L)	3,307	3,365	1,131	1,151	2,176	2,214
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (E) (L)	2,149	2,168	1,018	1,027	1,131	1,141
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
2.134%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (A) (E) (L)	4,105	4,141	3,097	3,124	1,008	1,017
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (E) (L)	1,485	1,500	696	703	789	797
SoFi Professional Loan Program, Ser 2016-D, Cl A1
2.187%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (A) (E) (L)	325	328	156	158	168	170
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.087%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (A) (E) (L)	874	881	408	411	466	470
SoFi Professional Loan Program, Ser 2017-A, Cl A1
1.937%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A) (E) (L)	775	779	366	368	409	411
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (E) (L)	764	758	360	357	404	401
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (E) (L)	1,552	1,559	670	673	882	886
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (E) (L)	1,259	1,257	585	584	674	673

SoFi Professional Loan Program, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (E) (L)	2,173	2,160	1,013	1,007	1,160	1,153
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.787%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034 (A)	495	482			495	482
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
1.942%, VAR ICE LIBOR USD 1 Month+0.705%, 07/25/2035 (A)	1,710	1,713			1,710	1,713
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.837%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035 (A)	138	138			138	138
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl M2
1.667%, VAR ICE LIBOR USD 1 Month+0.430%, 11/25/2035 (A)	857	858			857	858
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(D) (E)	1,406	1,420			1,406	1,420
United States Small Business Administration, Ser 2017-20E, Cl 1
2.880%, 05/01/2037	270	274			270	274
United States Small Business Administration, Ser 2017-20G, Cl 1
2.980%, 07/01/2037	310	314	310	314
Upstart Securitization Trust, Ser 2017-1, Cl A
2.639%, 06/20/2024 (E)	1,236	1,236	1,236	1,236
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (E) (L)	1,695	1,687	815	811	880	876
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (E) (L)	720	718	290	289	430	429
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (E) (L)	1,780	1,778	830	829	950	949
VOLT XL, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (E)	95	96			95	96
Voya CLO, Ser 2016-1A, Cl A1R
2.634%, VAR ICE LIBOR USD 3 Month+1.330%, 04/18/2026 (A) (E) (L)	1,290	1,290	680	680	610	610
Voya CLO, Ser 2017-3A, Cl A1R
2.354%, VAR ICE LIBOR USD 3 Month+1.050%, 01/18/2026 (A) (E)	500	501			500	501
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
0.421%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036 (A)	2,318	2,310	2,318	2,310
		240,410		134,536		105,874

Total Asset-Backed Securities (Cost $316,081) ($ Thousands)		322,374		177,363		145,011

SOVEREIGN DEBT — 4.7%
Argentine Bonos del Tesoro
18.200%, 10/03/2021	19,870	1,178	19,870	1,178
Argentine Republic Government International Bond
6.875%, 04/22/2021	420	458	420	458
Argentine Republic Government International Bond
7.625%, 04/22/2046	180	200	180	200
Argentine Republic Government International Bond
7.500%, 04/22/2026	280	314	280	314
Argentine Republic Government International Bond
5.625%, 01/26/2022	1,300	1,365	1,300	1,365
Argentine Republic Government International Bond
7.125%, 07/06/2036	220	231	220	231
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023	3,994	1,298	3,994	1,298
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	10,399	3,403	10,399	3,403
Brazilian Government International Bond
6.000%, 04/07/2026	210	233			210	233
Brazilian Government International Bond
5.000%, 01/27/2045	560	521	560	521
Brazilian Government International Bond
2.625%, 01/05/2023	200	192	200	192
Brazilian Government International Bond
5.625%, 01/07/2041	1,120	1,128	1,120	1,128
Chile Government International Bond
3.860%, 06/21/2047	840	855	285	290	555	565
China Government Bond
3.390%, 05/21/2025	2,000	291	2,000	291
China Government Bond
3.310%, 11/30/2025	11,500	1,662	11,500	1,662
Colombia Government International Bond
5.000%, 06/15/2045	830	854			830	854
Colombia Government International Bond
3.875%, 04/25/2027 (F)	717	728	316	321	401	407
Colombia Government International Bond
5.625%, 02/26/2044	1,510	1,688	820	917	690	771
Export-Import Bank of India
3.375%, 08/05/2026 (E)	350	344			350	344
FMS Wertmanagement AoeR
1.000%, 11/21/2017	840	840	640	640	200	200
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (E)	400	442	200	221	200	221

Indonesia Government International Bond
5.875%, 03/13/2020	240	261	240	261
Indonesia Government International Bond
5.250%, 01/08/2047 (E)	400	450	200	225	200	225
Indonesia Government International Bond MTN
3.850%, 07/18/2027 (E)	800	823	200	206	600	617
Indonesia Government International Bond
4.350%, 01/08/2027 (E)	765	811	450	477	315	334
Indonesia Government International Bond MTN
3.750%, 04/25/2022 (E)	740	768			740	768
Indonesia Government International Bond
3.700%, 01/08/2022 (E)	935	971	250	260	685	711
Indonesia Government International Bond MTN
5.875%, 01/15/2024 (E)	840	963	840	963
Israel Government International Bond
4.500%, 01/30/2043	575	624	260	282	315	342
Japan Bank for International Cooperation
2.250%, 02/24/2020	1,888	1,897	882	886	1,006	1,011
Japan Bank for International Cooperation
1.875%, 04/20/2021	494	488	256	253	238	235
Japan Bank for International Cooperation
1.750%, 05/28/2020	1,362	1,351	650	645	712	706
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	1,800	1,890	1,800	1,890
Japan Treasury Discount Bills
-0.143%, 11/20/2017 (B)(M)	2,000,000	17,771	1,135,000	10,085	865,000	7,686
Japan Treasury Discount Bills
0.000%, 01/10/2018 (B)	1,720,000	15,285	465,000	4,132	1,255,000	11,153
Kazakhstan Government International Bond
4.875%, 10/14/2044 (E)	660	675			660	675
Kuwait International Government Bond
3.500%, 03/20/2027 (E)	1,230	1,265	780	802	450	463
Mexico Government International Bond MTN
5.750%, 10/12/2110	1,290	1,382	603	646	687	736
Mexico Government International Bond MTN
6.050%, 01/11/2040	1,210	1,452	1,110	1,332	100	120
Mexico Government International Bond
4.000%, 10/02/2023	779	824	363	384	416	440
Mexico Government International Bond
3.600%, 01/30/2025 (F)	1,300	1,332	780	799	520	533
Mexico Government International Bond MTN
4.750%, 03/08/2044	4,540	4,679	1,330	1,371	3,210	3,308
Panama Government International Bond
4.500%, 05/15/2047	640	675			640	675
Peruvian Government International Bond
5.625%, 11/18/2050	1,154	1,457	580	732	574	725
Peruvian Government International Bond
6.550%, 03/14/2037	140	188	90	121	50	67
Province of Ontario Canada
1.625%, 01/18/2019 (F)	1,690	1,688	785	784	905	904
Province of Quebec Canada
2.625%, 02/13/2023	620	629			620	629
Provincia de Buenos Aires
7.875%, 06/15/2027 (E)	250	271	250	271
Provincia de Buenos Aires
6.500%, 02/15/2023 (E)	300	316	300	316
Republic of Paraguay
6.100%, 08/11/2044 (E)	325	365	325	365
Republic of Poland Government International Bond
4.000%, 01/22/2024	3,067	3,301	1,310	1,410	1,757	1,891
Republic of Poland Government International Bond
5.000%, 03/23/2022	100	110			100	110
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	630	741	630	741
Russian Government International Bond
7.500%, 03/31/2030 (E)	278	327	278	327
Saudi Government International Bond MTN
2.875%, 03/04/2023 (E)	3,135	3,125	980	977	2,155	2,148
Saudi Government International Bond MTN
4.625%, 10/04/2047 (E)	490	490	230	230	260	260
Saudi Government International Bond MTN
3.625%, 03/04/2028 (E)	1,295	1,291	600	598	695	693
Uruguay Government International Bond
5.100%, 06/18/2050	650	686			650	686

Total Sovereign Debt (Cost $88,671) ($ Thousands)		89,847		47,401		42,446

LOAN PARTICIPATIONS — 1.0%
1011778 BC ULC/New Red Finance (aka Burger King/Tim Hortons), Term Loan B3, 1st Lien

3.485%, VAR LIBOR+2.250%, 02/16/2024 (A)	554	553	554	553
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.485%, VAR LIBOR+3.250%, 04/28/2022 (A)	728	723	728	723
Albertson’s LLC, 2017-1 Term B-4 Loan
3.985%, VAR LIBOR+2.750%, 08/25/2021 (A)	329	317	329	317
Albertson’s LLC, 2017-1 Term B-6 Loan, 1st Lien
4.317%, VAR LIBOR+3.000%, 06/22/2023 (A)	234	225	234	225
American Airlines, Inc., 2017 Replacement Term Loan
3.237%, VAR LIBOR+2.000%, 06/27/2020 (A)	624	624	624	624
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan
3.735%, VAR LIBOR+2.500%, 10/31/2023 (A)	595	597	595	597
Aristocrat Leisure Limited, Term B-2 Loan, 1st Lien
3.557%, VAR LIBOR+2.000%, 10/20/2021	71	71	71	71
Avolon Borrower 1 (US) LLC, Initial Term B-2 Loan, 1st Lien
3.986%, VAR LIBOR+2.750%, 03/21/2022 (A)	559	560	559	560
Berry Global, Inc. (fka Berry Plastics Corporation), Term M Loan, 1st Lien
3.485%, VAR LIBOR+2.250%, 10/01/2022	338	339	338	339
Berry Global, Inc. (fka Berry Plastics Corporation), Term M Loan, 1st Lien
3.485%, VAR LIBOR+2.250%, 10/01/2022	150	150	150	150
Boyd Gaming Corporation, Refinancing Term B Loan
2.500%, VAR LIBOR+2.500%, 09/15/2023 (A)	294	295	294	295
Caesars Entertainment Resort Properties, Term Loan B, 1st Lien
4.735%, VAR LIBOR+3.500%, 10/11/2020	499	499	499	499
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
2.750%, VAR Ticking Fee+2.750%, 01/31/2025 (A)	570	552	570	552
Charter Communications Operating, LLC, Term Loan E, 1st Lien
3.240%, VAR LIBOR+2.000%, 07/01/2020	592	594	592	594
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan, 2nd Lien
2.250%, VAR LIBOR+2.250%, 07/17/2025 (A)	131	130	131	130
Dell International, Term Loan A2, 1st Lien
2.250%, VAR LIBOR+2.250%, 09/07/2021 (A)	573	573	573	573
Delos Finance S.à r.l., New Loan, 1st Lien
3.333%, VAR LIBOR+2.000%, 10/06/2023	1,000	1,006	1,000	1,006
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.), Term Loan (DIP), 1st Lien
%, VAR LIBOR+3.000%, 06/30/2018	1,170	1,176	1,170	1,176
First Data Corporation, 2022D New Dollar Term Loan, 1st Lien
3.487%, VAR LIBOR+2.250%, 07/08/2022	916	918	916	918
First Data, 2024 New Dollar Term Loan, 1st Lien
3.737%, VAR LIBOR+2.500%, 04/26/2024 (A)	1,041	1,044	1,041	1,044
Flying Fortress Holdings, LLC (fka Flying Fortress Inc.), New Loan (2017), 1st Lien
3.333%, VAR LIBOR+2.000%, 10/30/2022	560	563	560	563
Golden Nugget, Cov-Lite, Term Loan B, 1st Lien
4.488%, 10/04/2023	89	89	89	89
Golden Nugget, Cov-Lite, Term Loan B, 1st Lien
4.488%, 10/04/2023 (A)	207	208	207	208
HCA Inc., Tranche B-8 Term Loan, 1st Lien
3.485%, VAR LIBOR+2.250%, 02/15/2024	596	598	596	598
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1st Lien
3.237%, VAR LIBOR+2.000%, 10/25/2023	272	273	272	273
Hilton Worldwide Holdings, Term Loan, 1st Lien
3.234%, VAR LIBOR+2.000%, 10/25/2023	291	292	291	292
Hilton Worldwide Holdings, Term Loan, 1st Lien
3.216%, VAR LIBOR+2.000%, 10/25/2023	55	55	55	55
Jaguar Holding, 2017 Term Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 08/18/2022 (A)	567	570	567	570
Level 3 Financing, Cov-Lite, Tranche B 2024 Term Loan B, 1st Lien
3.486%, VAR LIBOR+2.250%, 02/22/2024 (A)	590	590	590	590
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
3.485%, VAR LIBOR+2.250%, 04/25/2023 (A)	556	557	556	557
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan
3.985%, VAR LIBOR+2.750%, 01/30/2023 (A)	23	23	23	23
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan
3.985%, VAR LIBOR+2.750%, 01/30/2023 (A)	37	38	37	38
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan
3.985%, VAR LIBOR+2.750%, 01/30/2023 (A)	4	4	4	4
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan
3.985%, VAR LIBOR+2.750%, 01/30/2023 (A)	—	—
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan
3.984%, VAR LIBOR+2.750%, 01/30/2023 (A)	494	493	494	493
MPH Acquisition Holdings LLC, Initial Term Loan
4.333%, VAR LIBOR+3.000%, 06/07/2023 (A)	536	540	536	540
Party City, 2016 Replacement Term Loan, 1st Lien
4.340%, VAR LIBOR+3.000%, 08/19/2022 (A)	14	14	14	14
Party City, 2016 Replacement Term Loan, 1st Lien
4.340%, VAR LIBOR+3.000%, 08/19/2022 (A)	29	28	29	28
Party City, 2016 Replacement Term Loan, 1st Lien
4.320%, VAR LIBOR+3.000%, 08/19/2022 (A)	157	158	157	158
Party City, 2016 Replacement Term Loan, 1st Lien
4.320%, VAR LIBOR+3.000%, 08/19/2022 (A)	327	328	327	328
Petco Animal Supplies, Cov-Lite, Term Loan B1, 1st Lien

4.311%, VAR LIBOR+3.000%, 01/26/2023 (A)	504	415	504	415
PetSmart, Cov-Lite, Term Loan B, 1st Lien
4.240%, VAR LIBOR+3.000%, 03/11/2022 (A)	679	572	679	572
Post Holdings, Inc., Series A Incremental Term Loan, 1st Lien
3.490%, VAR LIBOR+2.250%, 05/24/2024 (A)	206	207	206	207
Post Holdings, Inc., Series A Incremental Term Loan, 1st Lien
3.490%, VAR LIBOR+2.250%, 05/24/2024	173	173	173	173
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.235%, VAR LIBOR+2.750%, 02/05/2023 (A)	16	16	16	16
Reynolds Group Holdings, Cov-Lite, Term Loan, 1st Lien
4.235%, VAR LIBOR+2.750%, 02/05/2023 (A)	10	10	10	10
Reynolds Group Holdings, Cov-Lite, Term Loan, 1st Lien
4.235%, VAR LIBOR+2.750%, 02/05/2023 (A)	510	512	510	512
RPI Finance Trust, Initial Term Loan B-6, 1st Lien
3.333%, VAR LIBOR+2.000%, 03/27/2023 (A)	103	103	103	103
Univision Communications, Cov-Lite, 2017 Replacement Repriced Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 03/15/2024 (A)	1,667	1,651	1,667	1,651
UPC Financing Partnership , Facility AP Term Loan, 1st Lien
3.984%, VAR LIBOR+2.750%, 04/15/2025 (A)	600	602	600	602
Virgin Media, Cov-Lite, Term Loan, 1st Lien
3.984%, VAR LIBOR+2.750%, 01/31/2025 (A)	408	409	408	409
XPO Logistics, Inc., Refinanced Term Loan, 1st Lien
0.000%, VAR LIBOR+2.250%, 11/01/2021 (A)	297	297	297	297
Total Loan Participations (Cost $21,558) ($ Thousands)		21,334		21,334

MUNICIPAL BONDS — 0.9%
California — 0.4%
California Health Facilities Financing Authority, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2047	700	725			700	725
California State, GO
6.200%, 03/01/2019	2,075	2,200	1,775	1,882	300	318
Los Angeles Community College District, GO
6.750%, 08/01/2049	1,048	1,596	488	743	560	853
State of California, GO
7.600%, 11/01/2040	765	1,194	355	554	410	640
6.650%, 03/01/2022	250	290			250	290

		6,005		3,179		2,826
Illinois — 0.0%
Carlyle City, GO
3.737%, 07/15/2019	17	17			17	17

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO
4.910%, 05/01/2029	900	1,054	900	1,054
Commonwealth of Massachusetts, Ser 2016-E, GO
Callable 04/01/2025 @ 100
3.000%, 04/01/2041	1,500	1,409	1,500	1,409
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,110	1,256			1,110	1,256

		3,719		2,463		1,256
Nevada — 0.0%
County of Clark Department of Aviation, Ser C, RB
6.820%, 07/01/2045	963	1,411	458	671	505	740

		1,411		671		740

New York — 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,440	1,609	670	749	770	860
New York City, GO
Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	1,024	900	1,024
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	345			275	345
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB
Callable 08/01/2027 @ 100
3.280%, 08/01/2029	595	593			595	593
New York City, Water & Sewer System, RB
5.952%, 06/15/2042	750	1,021	750	1,021
New York State Dormitory Authority, RB
5.500%, 03/15/2030	400	471			400	471

		5,063		2,794		2,269

Ohio — 0.0%

Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	470	207	225	226	245

		470		225		245
Texas — 0.1%
Brazos Higher Education Authority, Ser 2006-2, RB, GTD STD LNS
0.584%, 12/26/2024 (A)(N)	500	500	500	500
North Texas Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (F)	990	1,467	459	680	531	787

		1,967		1,180		787
Total Municipal Bonds (Cost $16,878) ($ Thousands)		18,652		10,512		8,140

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
1.375%, 11/15/2019	1,370	1,365			1,370	1,365
FHLB
3.000%, 09/11/2026	590	611			590	611
FICO STRIPS, PO
0.000%, 11/02/2018 (B) (C)	1,800	1,771	1,800	1,771
FICO STRIPS, PO
0.000%, 05/11/2018 to 05/11/2018 (B) (C)	2,370	2,349	1,910	1,893	460	456
FNMA
0.000%, 10/09/2019 to 10/09/2019 (B)	8,840	8,521	3,275	3,157	5,565	5,364
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,610	1,510	1,610

Total U.S. Government Agency Obligations (Cost $15,253) ($ Thousands)		16,227		8,431		7,796

COLLATERALIZED DEBT OBLIGATION — 0.1%
Community Funding CLO 2015-1A, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (E)	1,510	1,506	1,510	1,506

Total Collateralized Debt Obligation (Cost $1,510) ($ Thousands)		1,506		1,506

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.681% (A)	19	527	19	527

Total Preferred Stock (Cost $491) ($ Thousands)		527		527

REPURCHASE AGREEMENT(O) — 2.6%
Deutsche Bank
1.040%, dated 09/29/2017, to be repurchased on 10/02/2017, repurchased price $53,604,645 (collateralized by U.S. Treasury Inflation Protected Security, par value $54,119,000, 0.125%, 04/15/2022; total market value $53,604,645) (O)	53,600	53,600	53,600	53,600

Total Repurchase Agreement (Cost $53,600) ($ Thousands)		53,600		53,600

AFFILIATED PARTNERSHIPS — 12.5%
SEI Liquidity Fund, L.P.
1.110% ** ††(P) (Q)	243,268,118	243,234	137,582,877	137,563	105,685,241	105,671
		243,234		137,563		105,671
Total Affiliated Partnerships (Cost $243,241) ($ Thousands)		243,234		137,563		105,671

CASH EQUIVALENTS — 18.9%
SEI Daily Income Trust, Government Fund, Cl F
0.840%** ††	358,033,000	358,034	127,390,391	127,390	230,643,509	230,644

Total Cash Equivalents
(Cost $358,034) ($ Thousands)		358,034		127,390		230,644

Total Investments in Securities— 241.5% (Cost $4,656,518) ($ Thousands)		$4,684,297		$2,479,984		$2,204,313

Description	Contracts	Market Value
		($ Thousands)
PURCHASED OPTIONS* — 0.0%
Total Purchased Options(R)
(Cost $383) ($ Thousands)	1,483	$320	938	$203	545	$117

WRITTEN OPTIONS* — 0.0%
Total Written Options(R)
(Premiums Received $448) ($ Thousands)	(1,897)	$(275)	(1,204)	$(175)	(693)	$(100)

*                                         Non-income producing security.

**                                  Rate shown is the 7-day effective yield as of September 30, 2017.

††                                  Investment in Affiliated Security

(A)                               Floating rate security - Rate disclosed is the rate in effect on September 30, 2017.

(B)                               Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)                               PO - Principal Only

(D)                               Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)                                Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(F)                                 This security or a partial position of this security is on loan at September 30, 2017.  The total value of securities on loan at September 30, 2017 was $237,342,191

(G)                               At amortized cost

(H)                              Rate shown represents the bond equivalent yield to maturity at date of purchase.

(K)                               Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2017. The coupon on a step bond changes on a specified date.

(L)                                Maturity date not available.

(M)                            Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(N)                               Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(O)                               Tri-Party Repurchase Agreement.

(P)                                 This security was purchased with cash collateral held from securities on loan (see Note —). The total market value of such securities as of September 30, 2017 was $105,671 and $137,563 ($ Thousands).

(Q)                               The rate shown is the 7-day effective yield as of September 30, 2017.

(R)                               Refer to table below for details on Options Contracts.

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principle Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TWD — Taiwanese Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

As of September 30, 2017, all investments held by the Target Fund would comply with the investment limitations of the Acquiring Fund

A list of the open futures contracts held by the Fund at September 30, 2017, is as follows:

U.S. Fixed Income Fund

					Unrealized
	Number of				Appreciation
Type of	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Contract	Long / (Short)	Date	($ Thousands)	($ Thousands)	($ Thousands)
90-Day Euro$	(24)	6/1/2018	(5,907)	(5,898)	$9
90-Day Euro$	(120)	12/1/2019	(29,273)	(29,384)	(111)
90-Day Euro$	(24)	9/1/2018	(5,903)	(5,893)	10
90-Day Euro$	33	12/1/2018	8,076	8,096	20
90-Day Euro$	(470)	12/1/2017	(115,817)	(115,761)	56
Euro-Bobl	(34)	12/1/2017	(5,340)	(5,273)	18
U.S. 10-Year Treasury Note	134	12/1/2017	16,946	16,792	(154)
U.S. 5-Year Treasury Note	580	12/1/2017	68,560	68,150	(410)
U.S. 2-Year Treasury Note	294	1/1/2018	63,569	63,417	(152)
U.S. Long Treasury Bond	(295)	12/1/2017	(45,858)	(45,080)	778
U.S. Ultra Long Treasury Bond	(26)	12/1/2017	(4,399)	(4,293)	106
Ultra 10-Year U.S. Treasury Note	(39)	12/1/2017	(5,299)	(5,239)	60
			$(60,645)	$(60,366)	$230

Core Fixed Income Fund

					Unrealized
	Number of				Appreciation
Type of	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Contract	Long / (Short)	Date	($ Thousands)	($ Thousands)	($ Thousands)
90-Day Euro$	(42)	6/1/2018	(10,337)	(10,322)	15
90-Day Euro$	(209)	12/1/2019	(50,984)	(51,176)	(192)
90-Day Euro$	(42)	9/1/2018	(10,330)	(10,313)	17
90-Day Euro$	58	12/1/2018	14,261	14,230	(31)
90-Day Euro$	(811)	12/1/2017	(199,835)	(199,749)	$85
Euro-Bobl	(46)	12/1/2017	(7,224)	(7,134)	25
U.S. 10-Year Treasury Note	934	12/1/2017	118,015	117,042	(973)
U.S. 5-Year Treasury Note	1,344	12/1/2017	158,843	157,920	(923)
U.S. 2-Year Treasury Note	269	1/1/2018	58,162	58,024	(138)
U.S. Long Treasury Bond	(405)	12/1/2017	(63,008)	(61,889)	1,119
U.S. Ultra Long Treasury Bond	(62)	12/1/2017	(10,404)	(10,238)	166
Ultra 10-Year U.S. Treasury Note	(126)	12/1/2017	(17,129)	(16,925)	204
Euro	(18)	12/1/2017	(2,695)	(2,670)	25
Euro-BTP	126	12/1/2017	20,280	20,103	(79)
Euro-Bund	(282)	12/1/2017	(54,353)	(53,678)	392
			$(56,738)	$(56,775)	$(288)

Combined Pro Forma

					Unrealized
	Number of				Appreciation
Type of	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Contract	Long / (Short)	Date	($ Thousands)	($ Thousands)	($ Thousands)
90-Day Euro$	(66)	6/1/2018	(16,244)	(16,220)	24
90-Day Euro$	(329)	12/1/2019	(80,257)	(80,560)	(303)
90-Day Euro$	(66)	9/1/2018	(16,233)	(16,206)	27
90-Day Euro$	91	12/1/2018	22,337	22,326	(11)
90-Day Euro$	(1,281)	12/1/2017	(315,652)	(315,510)	141
Euro-Bobl	(80)	12/1/2017	(12,564)	(12,407)	43
U.S. 10-Year Treasury Note	1,068	12/1/2017	134,961	133,834	(1,127)
U.S. 5-Year Treasury Note	1,924	12/1/2017	227,403	226,070	(1,333)
U.S. 2-Year Treasury Note	563	1/1/2018	121,731	121,441	(290)
U.S. Long Treasury Bond	(700)	12/1/2017	(108,866)	(106,969)	1,897
U.S. Ultra Long Treasury Bond	(88)	12/1/2017	(14,803)	(14,531)	272
Ultra 10-Year U.S. Treasury Note	(165)	12/1/2017	(22,428)	(22,164)	264
Euro	(18)	12/1/2017	(2,695)	(2,670)	25
Euro-BTP	126	12/1/2017	20,280	20,103	(79)
Euro-Bund	(282)	12/1/2017	(54,353)	(53,678)	392
			(117,383)	(117,141)	(58)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2017, is as follows:

U.S. Fixed Income Fund

						Unrealized
		Currency to Deliver		Currency to Receive		Appreciation
Counterparty	Settlement Date	(Thousands)		(Thousands)		(Depreciation)
Bank of America	11/20/2017	JPY	865,000	USD	7,977	$273
Goldman Sachs	1/10/2018	JPY	1,255,000	USD	11,189	-22
						$251

Core Fixed Income Fund

						Unrealized
						Appreciation
	Settlement	Currency to Deliver		Currency to Receive		(Depreciation)
Counterparty	Date	(Thousands)		(Thousands)		(Thousands)
Bank of America	11/20/2017	JPY	1,135,000	USD	10,468	$359.00
Goldman Sachs	1/10/2018	JPY	465,000	USD	4,146	-8
Citigroup	10/18/2017	USD	4,630	INR	301,350	-30
Citigroup	10/19/2017	USD	104	GBP	80	4
Citigroup	10/19/2017	GBP	1,190	USD	1,615	18
Citigroup	10/19/2017	USD	1,733	EUR	1,503	46
Citigroup	10/19/2017	USD	477	EUR	400	-3
Citigroup	10/19/2017	EUR	1,600	USD	1,913	19
Citigroup	10/19/2017	EUR	620	USD	729	-5
Citigroup	10/19/2017	USD	4,373	IDR	59,300,390	26
Citigroup	10/19/2017	USD	5,649	BRL	18,940	325
Citigroup	10/19/2017	CNH	29,200	USD	4,254	-134
Citigroup	10/19/2017	CNY	72,168	USD	10,539	-311
Citigroup	10/19/2017	TWD	180,300	USD	5,896	-51
Citigroup	10/19/2017	JPY	1,260,085	USD	11,248	41
Citigroup	10/30/2017	IDR	533,430	USD	40	0
Deutsche Bank	10/19/2017	EUR	295	USD	351	2
Deutsche Bank	10/19/2017	USD	6,002	TWD	180,300	-55
Deutsche Bank	11/15/2017	PHP	300,620	USD	5,818	-77
Morgan Stanley	10/19/2017	EUR	10	USD	12	—
						$166

Combined Pro Forma

						Unrealized
						Appreciation
	Settlement	Currency to Deliver		Currency to Receive		(Depreciation)
Counterparty	Date	(Thousands)		(Thousands)		(Thousands)
Bank of America	11/20/2017	JPY	2,000,000	USD	18,445	632
Goldman Sachs	1/10/2018	JPY	1,720,000	USD	15,335	(30)
Citigroup	10/18/2017	USD	4,630	INR	301,350	(30)
Citigroup	10/19/2017	USD	104	GBP	80	4
Citigroup	10/19/2017	GBP	1,190	USD	1,615	18
Citigroup	10/19/2017	USD	1,733	EUR	1,503	46
Citigroup	10/19/2017	USD	477	EUR	400	(3)
Citigroup	10/19/2017	EUR	1,600	USD	1,913	19
Citigroup	10/19/2017	EUR	620	USD	729	(5)
Citigroup	10/19/2017	USD	4,373	IDR	59,300,390	26
Citigroup	10/19/2017	USD	5,649	BRL	18,940	325
Citigroup	10/19/2017	CNH	29,200	USD	4,254	(134)
Citigroup	10/19/2017	CNY	72,168	USD	10,539	(311)
Citigroup	10/19/2017	TWD	180,300	USD	5,896	(51)
Citigroup	10/19/2017	JPY	1,260,085	USD	11,248	41
Citigroup	10/30/2017	IDR	533,430	USD	40	—
Deutsche Bank	10/19/2017	EUR	295	USD	351	2
Deutsche Bank	10/19/2017	USD	6,002	TWD	180,300	(55)
Deutsche Bank	11/15/2017	PHP	300,620	USD	5,818	(77)
Morgan Stanley	10/19/2017	EUR	10	USD	12	—
						417

A list of the exchange traded option contracts held by the Fund at September 30, 2017, is as follows:

U.S. Fixed Income Fund

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2018, Euro Future*	34	$2	$98.25	3/17/2018	$2
November 2017, U.S. 10-Year Future*	56	13	125.00	10/21/2017	22
November 2017, U.S. 5-Year Future*	30	9	118.00	10/21/2017	19
November 2017, U.S. 5-Year Future*	6	1	117.25	10/21/2017	1
		$25			$44
Call Options
November 2017, 90-Day Euro$ Future*	79	2	98.38	11/18/2017	2
November 2017, U.S. 10-Year Future*	32	11	126.50	10/21/2017	6
November 2017, U.S. 10-Year Future*	62	16	127.00	10/21/2017	6
November 2017, U.S. 10-Year Future*	25	10	125.75	10/21/2017	9
November 2017, U.S. 10-Year Future*	24	11	125.50	10/21/2017	10
November 2017, U.S. 5-Year Future*	25	4	118.00	10/21/2017	3
November 2017, U.S. 5-Year Future*	25	4	118.50	10/21/2017	1
November 2017, U.S. 5-Year Future*	40	11	117.75	10/21/2017	8
November 2017, U.S. Bond Future*	15	8	157.00	10/21/2017	3
November 2017, U.S. Bond Future*	12	13	153.00	10/21/2017	13
October 2017, U.S. Long Treasury Bond*	6	5	155.50	10/21/2017	1
October 2017, U.S. Long Treasury Bond*	12	8	153.50	10/21/2017	8
October 2017, U.S. Long Treasury Bond*	12	9	155.00	10/21/2017	3
September 2017, U.S. 5-Year Future*	50	2	118.00	10/21/2017	—
		114			73
Total Purchased Options		$139			$117
WRITTEN OPTIONS — 0.0%
Put Options
December 2017, U.S. 10-Year Future*	-18	-6	124.00	11/18/2017	-5
December 2017, U.S. 5-Year Future*	-25	-4	117.00	11/18/2017	-6
March 2018, Euro Future*	-34	-1	98.13	3/17/2018	-1
November 2017, U.S. 10-Year Future*	-24	-4	125.50	10/21/2017	-15
November 2017, U.S. 10-Year Future*	-24	-4	123.50	10/21/2017	-2
November 2017, U.S. 5-Year Future*	-24	-4	117.50	10/21/2017	-7
November 2017, U.S. 5-Year Future*	-12	-3	117.75	10/21/2017	-5
November 2017, U.S. Bond Future*	-12	-5	150.50	10/21/2017	-5
November 2017, U.S. Bond Future*	-6	-4	153.00	10/21/2017	-8
November 2017, U.S. Bond Future*	-6	-2	150.00	10/21/2017	-2
		-37			-56
Call Options
December 2017, U.S. 10-Year Future*	-84	-18	129.00	11/18/2017	-6
December 2017, U.S. 10-Year Future*	-18	-8	128.50	11/18/2017	-2
December 2017, U.S. 5-Year Future*	-50	-6	119.00	11/18/2017	-4
December 2017, U.S. 5-Year Future*	-54	-10	119.25	11/18/2017	-3
December 2017, U.S. Bond Future*	-30	-10	160.00	11/18/2017	-6
December 2017, U.S. Bond Future*	-30	-8	161.00	11/18/2017	-5
November 2017, U.S. 10-Year Future*	-36	-8	129.50	10/21/2017	-1
November 2017, U.S. 10-Year Future*	-50	-7	126.75	10/21/2017	-6
November 2017, U.S. 10-Year Future*	-12	-3	129.00	10/21/2017	—
November 2017, U.S. 10-Year Future*	-24	-6	128.00	10/21/2017	-1
November 2017, U.S. Bond Future*	-4	-2	154.50	10/21/2017	-2
November 2017, U.S. Bond Future*	-62	-17	160.00	10/21/2017	-4
November 2017, U.S. Bond Future*	-6	-5	158.00	10/21/2017	-1
November 2017, U.S. Bond Future*	-12	-8	159.00	10/21/2017	-1
October 2017, U.S. Long Treasury Bond*	-24	-6	157.00	10/21/2017	-1
October 2017, U.S. Long Treasury Bond*	-12	-4	157.50	10/21/2017	-1
		-126			-44
Total Written Options		-163			-100

Core Fixed Income Fund

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2018, Euro Future*	58	$3	$98.25	3/17/2018	$3
November 2017, U.S. 10-Year Future*	96	23	125.00	10/21/2017	38
November 2017, U.S. 5-Year Future*	53	17	118.00	10/21/2017	33
November 2017, U.S. 5-Year Future*	10	1	117.25	10/21/2017	2
		$44			$76
Call Options
November 2017, 90-Day Euro$ Future*	136	4	98.38	11/18/2017	3
November 2017, U.S. 10-Year Future*	54	19	126.50	10/21/2017	9
November 2017, U.S. 10-Year Future*	106	29	127.00	10/21/2017	10
November 2017, U.S. 10-Year Future*	43	17	125.75	10/21/2017	15
November 2017, U.S. 10-Year Future*	42	20	125.50	10/21/2017	18
November 2017, U.S. 5-Year Future*	43	7	118.00	10/21/2017	5
November 2017, U.S. 5-Year Future*	42	7	118.50	10/21/2017	2
November 2017, U.S. 5-Year Future*	69	18	117.75	10/21/2017	13
November 2017, U.S. Bond Future*	26	13	157.00	10/21/2017	5
November 2017, U.S. Bond Future*	22	23	153.00	10/21/2017	26
October 2017, U.S. Long Treasury Bond*	11	9	155.50	10/21/2017	2
October 2017, U.S. Long Treasury Bond*	21	13	153.50	10/21/2017	13
October 2017, U.S. Long Treasury Bond*	21	16	155.00	10/21/2017	5
September 2017, U.S. 5-Year Future*	85	4	118.00	10/21/2017	1
		199			127
Total Purchased Options		$243			$203
WRITTEN OPTIONS — 0.0%

Put Options
December 2017, U.S. 10-Year Future*	-31	-11	124.00	11/18/2017	-9
December 2017, U.S. 5-Year Future*	-43	-7	117.00	11/18/2017	-10
March 2018, Euro Future*	-58	-1	98.13	3/17/2018	-1
November 2017, U.S. 10-Year Future*	-41	-7	125.50	10/21/2017	-26
November 2017, U.S. 10-Year Future*	-42	-8	123.50	10/21/2017	-3
November 2017, U.S. 5-Year Future*	-42	-7	117.50	10/21/2017	-13
November 2017, U.S. 5-Year Future*	-21	-5	117.75	10/21/2017	-9
November 2017, U.S. Bond Future*	-22	-9	150.50	10/21/2017	-9
November 2017, U.S. Bond Future*	-10	-6	153.00	10/21/2017	-13
November 2017, U.S. Bond Future*	-11	-4	150.00	10/21/2017	-3
		-65			-96
Call Options
December 2017, U.S. 10-Year Future*	-147	-31	129.00	11/18/2017	-11
December 2017, U.S. 10-Year Future*	-31	-13	128.50	11/18/2017	-3
December 2017, U.S. 5-Year Future*	-84	-10	119.00	11/18/2017	-6
December 2017, U.S. 5-Year Future*	-96	-18	119.25	11/18/2017	-5
December 2017, U.S. Bond Future*	-52	-18	160.00	11/18/2017	-10
December 2017, U.S. Bond Future*	-52	-15	161.00	11/18/2017	-8
November 2017, U.S. 10-Year Future*	-62	-13	129.50	10/21/2017	-2
November 2017, U.S. 10-Year Future*	-86	-12	126.75	10/21/2017	-11
November 2017, U.S. 10-Year Future*	-21	-5	129.00	10/21/2017	-1
November 2017, U.S. 10-Year Future*	-42	-11	128.00	10/21/2017	-2
November 2017, U.S. Bond Future*	-10	-6	154.50	10/21/2017	-6
November 2017, U.S. Bond Future*	-105	-29	160.00	10/21/2017	-7
November 2017, U.S. Bond Future*	-10	-6	158.00	10/21/2017	-1
November 2017, U.S. Bond Future*	-21	-15	159.00	10/21/2017	-2
October 2017, U.S. Long Treasury Bond*	-42	-11	157.00	10/21/2017	-3
October 2017, U.S. Long Treasury Bond*	-22	-7	157.50	10/21/2017	-1
		-220			-79
Total Written Options		-285			-175

Combined Pro Forma

	Number of	Notional Amount	Exercise Price		Value
Description	Contracts	($ Thousands)	($ Thousands)	Expiration Date	($ Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2018, Euro Future*	92	$5	$98.25	3/17/2018	$5
November 2017, U.S. 10-Year Future*	152	36	125.00	10/21/2017	60
November 2017, U.S. 5-Year Future*	83	26	118.00	10/21/2017	52
November 2017, U.S. 5-Year Future*	16	2	117.25	10/21/2017	3
		$69			$120
Call Options
November 2017, 90-Day Euro$ Future*	215	6	98.38	11/18/2017	5
November 2017, U.S. 10-Year Future*	86	30	126.50	10/21/2017	15
November 2017, U.S. 10-Year Future*	168	45	127.00	10/21/2017	16
November 2017, U.S. 10-Year Future*	68	27	125.75	10/21/2017	24
November 2017, U.S. 10-Year Future*	66	31	125.50	10/21/2017	28
November 2017, U.S. 5-Year Future*	68	11	118.00	10/21/2017	8
November 2017, U.S. 5-Year Future*	67	11	118.50	10/21/2017	3
November 2017, U.S. 5-Year Future*	109	29	117.75	10/21/2017	21
November 2017, U.S. Bond Future*	41	$21	157.00	10/21/2017	$8
November 2017, U.S. Bond Future*	34	36	153.00	10/21/2017	39
October 2017, U.S. Long Treasury Bond*	17	14	155.50	10/21/2017	3
October 2017, U.S. Long Treasury Bond*	33	21	153.50	10/21/2017	21
October 2017, U.S. Long Treasury Bond*	33	25	155.00	10/21/2017	8
September 2017, U.S. 5-Year Future*	135	6	118.00	10/21/2017	1
		313			200
Total Purchased Options		$382			$320

WRITTEN OPTIONS — 0.0%
December 2017, U.S. 10-Year Future*	(49)	(17)	124.00	11/18/2017	(14)
December 2017, U.S. 5-Year Future*	(68)	(11)	117.00	11/18/2017	(16)
March 2018, Euro Future*	(92)	(2)	98.13	3/17/2018	(2)
November 2017, U.S. 10-Year Future*	(65)	(11)	125.50	10/21/2017	(41)
November 2017, U.S. 10-Year Future*	(66)	(12)	123.50	10/21/2017	(5)
November 2017, U.S. 5-Year Future*	(66)	(11)	117.50	10/21/2017	(20)
November 2017, U.S. 5-Year Future*	(33)	(8)	117.75	10/21/2017	(14)
November 2017, U.S. Bond Future*	(34)	(14)	150.50	10/21/2017	(14)
November 2017, U.S. Bond Future*	(16)	(10)	153.00	10/21/2017	(21)
November 2017, U.S. Bond Future*	(17)	(6)	150.00	10/21/2017	(5)
		(102)			(152)
Call Options
December 2017, U.S. 10-Year Future*	(231)	(49)	129.00	11/18/2017	(17)
December 2017, U.S. 10-Year Future*	(49)	(21)	128.50	11/18/2017	(5)
December 2017, U.S. 5-Year Future*	(134)	(16)	119.00	11/18/2017	(10)
December 2017, U.S. 5-Year Future*	(150)	(28)	119.25	11/18/2017	(8)
December 2017, U.S. Bond Future*	(82)	(28)	160.00	11/18/2017	(16)
December 2017, U.S. Bond Future*	(82)	(23)	161.00	11/18/2017	(13)
November 2017, U.S. 10-Year Future*	(98)	(21)	129.50	10/21/2017	(3)
November 2017, U.S. 10-Year Future*	(93)	(19)	126.75	10/21/2017	(17)
November 2017, U.S. 10-Year Future*	(33)	(8)	129.00	10/21/2017	(1)
November 2017, U.S. 10-Year Future*	(66)	(17)	128.00	10/21/2017	(3)
November 2017, U.S. Bond Future*	(14)	(8)	154.50	10/21/2017	(8)
November 2017, U.S. Bond Future*	(167)	(46)	160.00	10/21/2017	(11)
November 2017, U.S. Bond Future*	(16)	(11)	158.00	10/21/2017	(2)
November 2017, U.S. Bond Future*	(33)	(23)	159.00	10/21/2017	(3)
October 2017, U.S. Long Treasury Bond*	(66)	(17)	157.00	10/21/2017	(4)
October 2017, U.S. Long Treasury Bond*	(34)	(11)	157.50	10/21/2017	(2)
		(346)			(123)
		(448)			(275)

U.S. Fixed Income Fund

Credit Default Swaps

					Notional		Upfront Payments/	Net Unrealized
Reference Entity/	Buy/Sell	(Pays)/Receives			Amount	Value	Receipts	Appreciation
Obligation	Protection	Rate	Payment Frequency	Termination Date	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
CDX.HY.IG.28	Sell	1.00%	Quarterly	6/20/2022	-8,300	$175	$163	$12

Interest Rate Swaps

								Net Unrealized
								Appreciation
					Notional Amount	Value	Upfront Payments/ Receipts	(Depreciation)
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	(Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
0.02%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	8,265	$143	$155	$-12
1.26653	3-MONTH USD - LIBOR	Quarterly	5/15/2023	USD	33,024	1,400	329	1,071
						$1,543	$484	$1,059

Core Fixed Income Fund

Credit Default Swaps

							Upfront	Net Unrealized
					Notional		Payments/	Appreciation
Reference Entity/	Buy/Sell	(Pays)/Receives	Payment		Amount	Value	Receipts	(Depreciation)
Obligation	Protection	Rate	Frequency	Termination Date	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
CDX.NA.HY.29	Buy	5.00%	Quarterly	12/20/2022	12,010	$-937	$-907	$-30
CDX.NA.IG.27	Sell	1.00%	Quarterly	12/20/2021	-9,100	203	148	55
CDXNA IG28	Sell	1.00%	Quarterly	6/20/2022	-12,960	273	259	14
						-461	-500	39

Interest Rate Swaps

								Net Unrealized
								Appreciation
					Notional Amount	Value	Upfront Payments/ Receipts	(Depreciation)
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	(Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
1.58%	MONTH USD - LIBOR	Quarterly	6/13/2026	USD	$9,520	$509	$0	$509
2.47%	MONTH USD - LIBOR	Quarterly	11/15/2043	USD	14,066	243	242	0
1.50%	6-MONTH EUR - EURIBOR	Monthly	8/23/2047	EUR	2,845	87	3	85
1.27%	3-MONTH USD - LIBOR	Quarterly	5/15/2023	USD	22,656	961	7	952
3-MONTH USD - LIBOR	1.19%	Quarterly	6/13/2021	USD	9,530	-248	0	-248
1.90%	3-MONTH USD - LIBOR	Quarterly	8/31/2022	USD	22,800	118	0	117
1.90%	3-MONTH USD - LIBOR	Quarterly	11/30/2022	USD	34,472	218	0	216
						$1,888	$252	$1,631

Combined Pro Forma

Credit Default Swaps

Reference							Upfront Payments/	Net Unrealized
Entity/	Buy/Sell	(Pays)/Receives		Termination	Notional Amount	Value	Receipts	Appreciation
Obligation	Protection	Rate	Payment Frequency	Date	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
CDX.HY.IG.28	Sell	1.00%	Quarterly	6/20/2022	-8,300	$175	$163	$12
CDX.NA.HY.29	Buy	5.00%	Quarterly	12/20/2022	12,010	-937	-907	-30
CDX.NA.IG.27	Sell	1.00%	Quarterly	12/20/2021	-9,100	203	148	55
CDXNA IG28	Sell	1.00%	Quarterly	6/20/2022	-12,960	273	259	14
						-286	-337	51

Interest Rate Swaps

								Net Unrealized
								Appreciation
					Notional Amount	Value	Upfront Payments/ Receipts	(Depreciation)
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	(Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
1.58%	MONTH USD - LIBOR	Quarterly	6/13/2026	USD	$9,520	$509	$0	$509
2.47%	MONTH USD - LIBOR	Quarterly	11/15/2043	USD	14,066	243	242	0
1.50%	6-MONTH EUR - EURIBOR	Monthly	8/23/2047	EUR	2,845	87	3	85
1.27%	3-MONTH USD - LIBOR	Quarterly	5/15/2023	USD	22,656	961	7	952
3-MONTH USD - LIBOR	1.19%	Quarterly	6/13/2021	USD	9,530	-248	0	-248
1.26653	3-MONTH USD - LIBOR	Quarterly	5/15/2023	USD	33,024	1,400	329	1,071
1.90%	3-MONTH USD - LIBOR	Quarterly	8/31/2022	USD	22,800	118	0	117
0.02%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	8,265	$143	$155	$(12)
1.90%	3-MONTH USD - LIBOR	Quarterly	11/30/2022	USD	34,472	218	0	216
						$3,431	$736	$2,690

The following is a list of the level of inputs used as of September 30, 2017, in valuing the Funds’ investments and other financial instruments carried at value ($ Thousands):

	Level 1			Level 2			Level 3
Investments in Securities	Core Fixed Income	U.S. Fixed Income	Combined	Core Fixed Income	U.S. Fixed Income	Combined	Core Fixed Income	U.S. Fixed Income	Combined	Total
Mortgage-Backed Securities	$—	$—	$—	$692,656	$581,024	$1,273,680	$—	$—	$—	$1,273,680
Corporate Obligations	—	—	—	605,545	488,038	1,093,583	—	—	—	1,093,583
U.S. Treasury Obligations	—	—	—	596,156	595,543	1,191,699	—	—	—	1,191,699
Asset-Backed Securities	—	—	—	177,363	145,011	322,374	—	—	—	322,374
Repurchase Agreement	—	—	—	53,600		53,600	—	—	—	53,600
Sovereign Debt	—	—	—	47,401	42,446	89,847	—	—	—	89,847
Loan Participations	—	—	—	21,334		21,334	—	—	—	21,334
Municipal Bonds	—	—	—	10,512	8,140	18,652	—	—	—	18,652
U.S. Government Agency Obligations	—	—	—	8,431	7,796	16,227	—	—	—	16,227
Collateralized Debt Obligation	—	—	—	1,506		1,506	—	—	—	1,506
Preferred Stock	527	—	527	—		—	—	—	—	527
Affiliated Partnership	—	—	—	137,563	105,671	243,234	—	—	—	243,234
Cash Equivalent	127,390	230,644	358,034	—	—	—	—	—	—	358,034
Total Investments in Securities	$127,917	$230,644	$358,561	$2,352,067	$1,973,669	$4,325,736	$—	$—	$—	$4,684,297

	Level 1			Level 2			Level 3
Other Financial Instruments	Core Fixed Income	U.S. Fixed Income	Combined	Core Fixed Income	U.S. Fixed Income	Combined	Core Fixed Income	U.S. Fixed Income	Combined	Total
Purchased Options	$203	$117	$320	$—	$—	$—	$—	$—	$—	$320
Written Options	(175)	(100)	(275)	—	—	—	—	—	—	(275)
Futures Contracts *			—			—	—	—	—	—
Unrealized Appreciation	2,048	1,057	3,105	—	—	—	—	—	—	3,105
Unrealized Depreciation	(2,336)	(827)	(3,163)	—	—	—	—	—	—	(3,163)
Forwards Contracts *			—			—	—	—	—	—
Unrealized Appreciation	—	—	—	840	273	1,113	—	—	—	1,113
Unrealized Depreciation	—	—	—	(674)	(22)	(696)	—	—	—	(696)
Centrally Cleared Swaps			—			—	—	—	—	—
Credit Default Swaps *			—			—	—	—	—	—
Unrealized Appreciation	—	—	—	69	12	81	—	—	—	81
Unrealized Depreciation	—		—	(30)	—	(30)	—	—	—	(30)
Interest Rate Swaps *			—	—		—	—	—	—	—
Unrealized Appreciation	—	—	—	1,879	1,071	2,950	—	—	—	2,950
Unrealized Depreciation	—	—	—	(248)	(12)	(260)	—	—	—	(260)
Total Other Financial Instruments	$(260)	$247	$(13)	$1,836	$1,322	$3,158	$—	$—	$—	$3,145

* Future contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) of the investment.

For the year ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Pro Forma Condensed Combined Statement of Assets and Liabilities

U.S. Fixed Income Fund and Core Fixed Income Fund

As of September 30, 2017 (unaudited)

	Target	Acquiring		Core Fixed
	U.S. Fixed Income Fund ($ Thousands)	Core Fixed Income Fund ($ Thousands)	Pro Forma Adjustments ($ Thousands)	Income Pro Forma Combined ($ Thousands)

ASSETS:
Investments, at value †	$1,867,999	$2,161,431	$—	$4,029,430
Affiliated investments, at value ††	336,314	264,953	—	601,267
Repurchase agreements†	—	53,600	—	53,600
Cash and cash equivalents	168	—	—	168
Cash pledged as collateral on swap contracts	1,100	3,182	—	4,282
Cash pledged as collateral on futures contracts	227	3,213	—	3,440
Foreign currency, at value †††	12	363	—	375
Receivable for fund shares sold	1,126	579	—	1,705
Receivable for investment securities sold	183,375	157,737	—	341,112
Dividends and interest receivable	8,906	10,708	—	19,614
Receivable for variation margin	1,608	201	—	1,809
Unrealized gain on forward foreign currency contracts	273	840	—	1,113
Options purchased, at value †††††	117	203	—	320
Unrealized gain on foreign spot currency contracts	18	6	—	24
Foreign tax reclaim receivable	6	9	—	15
Prepaid expenses	36	42	—	78
TOTAL ASSETS	$2,401,285	$2,657,067	$—	$5,058,352

LIABILITIES:
Payable for investment securities purchased	493,684	428,178	—	921,862
Payable upon return on securities loaned	105,675	137,568	—	243,243
Payable for variation margin	1,737	677	—	2,414
Payable for fund shares redeemed	1,141	1,649	—	2,790
Shareholder servicing fees payable Class F	333	377	—	710
Administration fees payable	289	329	—	618
Income distribution payable	262	323	—	585
Options written, at value †††††	100	175	—	275
Unrealized loss on forward foreign currency contracts	22	674	—	696
Interest payable	325	—	—	325
Investment advisory fees payable	250	270	—	520
Chief Compliance Officer fees payable	2	2	—	4
Administration servicing fees payable Class I	—	1	—	1
Accrued expense payable	114	178	(35)	257
Reorganization expense payable	—	—	200	200
TOTAL LIABILITIES	603,934	570,401	165	1,174,500

NET ASSETS	$1,797,351	$2,086,666	$(165)	$3,883,852

† Cost of investments and repurchase agreements	$1,863,009	$2,200,067	$—	$4,063,076
†† Cost of affiliated investments	328,485	264,957	—	593,442
††† Cost of foreign currency	12	228	—	240
††††† Cost (premiums received)	(23)	(42)	—	(65)
* Includes market value of securities on loan	103,091	134,251	—	237,342

NET ASSETS:
Paid-in capital — (unlimited authorization — no par value)	$1,804,586	$2,096,562	$—	$3,901,148
Distributions in excess of net investment income	207	(3,256)	(165)	(3,214)
Accumulated net realized loss on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	(21,854)	(23,359)	—	(45,213)
Net unrealized appreciation on investments and securities sold short	12,819	14,960	—	27,779
Net unrealized appreciation on option contracts	41	70	—	111
Net unrealized depreciation on futures contracts	230	(288)	—	(58)
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	251	307	—	558
Net unrealized appreciation on swap contracts	1,071	1,670	—	2,741

NET ASSETS	$1,797,351	$2,086,666	$(165)	$3,883,852

Class F
Net Assets	$1,638,534,060	$1,855,251,225	$(148,699)	$3,493,636,586
Shares Outstanding	160,614,874	163,920,082	(15,842,762)	308,692,194
Net Asset Value per share	$10.20	$11.32	—	$11.32

Class Y
Net Assets	$158,816,534	$225,440,495	$(16,354)	$384,240,675
Shares Outstanding	15,569,664	19,909,033	(1,544,306)	33,934,391
Net Asset Value per share	$10.20	$11.32		$11.32
Class I
Net Assets	$—	$5,947,627	$54	$5,974,681
Shares Outstanding	—	528,126	—	528,126
Net Asset Value per share	$—	$11.31	$	$11.31

See Notes to Pro Forma Financial Statements.

Pro Forma Condensed Combined Statement of Operations

U.S. Fixed Income Fund and Core Fixed Income Fund

For the Twelve Months Ended September 30, 2017 (unaudited)

	Target	Acquiring		Core Fixed Income
	U.S. Fixed Income Fund ($ Thousands)	Core Fixed Income Fund ($ Thousands)	Pro Forma Adjustments ($ Thousands)	Fund Pro Forma Combined ($ Thousands)

INVESTMENT INCOME:
Dividends	$—	$43	$—	$43
Dividends from affiliated investment company	551	320	—	871
Interest income	41,537	58,054	—	99,591
Other income	1	1	—	2
Security lending income - net	199	400	—	599
Less: foreign taxes withheld	5	—	—	5
TOTAL INVESTMENT INCOME:	$42,293	$58,818	$—	$101,111
EXPENSES:
Investment advisory fees	4,641	5,645	—	10,286
Shareholder servicing fees Class F	3,842	4,753	—	8,595
Shareholder servicing fees Class I	—	19	—	19
Administration fees	3,648	4,425	(890)	7,183
Trustees’ fees	26	33	—	59
Administration servicing fees Class I	—	19	—	19
Chief compliance officer fees	9	11	—	20
Pricing fees	298	555	—	853
Printing fees	208	249	—	457
Professional fees	96	118	(35)	179
Custodian/Wire agent fees	92	110	—	202
Registration fees	52	78	—	130
Litigation fees	—	—	—	—
Interest expense	—	—	—	—
Other expenses	23	34	—	57
Reorganization expenses	—	—	200	200

TOTAL EXPENSES	12,935	16,049	(725)	28,259
LESS:
Waiver of investment advisory fees	(1,816)	(2,161)	474	(3,503)
Waiver of shareholder servicing fees Class F	(19)	(22)	—	(41)
Waiver of shareholder servicing fees Class I	—	(2)	—	(2)
Waiver of administration fees	(313)	(419)	—	(732)
Net Expenses	10,787	13,445	(251)	23,981

NET INVESTMENT INCOME	31,506	45,373	251	77,130

NET REALIZED GAIN (LOSS) ON:
Investments	(10,227)	(1,127)	—	(11,354)
Affiliated investments	(2)	(1)	—	(3)
Futures contracts	3,825	5,990	—	9,815
Foreign currency transactions	305	1,209	—	1,514
Purchased and written options	(131)	(102)	—	(233)
Swap contracts	(264)	(1,739)	—	(2,003)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(22,580)	(35,074)	—	(57,654)
Affiliated investments	—	(4)	—	(4)
Futures contracts	(741)	(1,982)	—	(2,723)
Purchased and written options	21	17	—	38
Swap contracts	1,538	5,531	—	7,069
Foreign currency translation of other assets and liabilities denominated in foreign currencies	410	748	—	1,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,660	$18,839	$251	$22,750

See Notes to Pro Forma Financial Statements.

Notes to Pro Forma Financial Statements (Unaudited)

SEI Institutional Managed Trust

For the year ended September 30, 2017

1. Organization:

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.  The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 30 funds, which include the Core Fixed Income and U.S. Fixed Income Funds (each a “Fund,” collectively the “Funds”) each of which are diversified Funds.

The Trust is registered to offer: Class F, Class Y and Class I shares of the Funds (although U.S. Fixed Income Fund Class I shares have not launched). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

Effective January 31, 2017, the Trust Class A shares were each re-designated as Class F shares. This share class name change had no impact on any Fund’s operations or investment policies.

Per Board approval, the Trust will reorganize the U.S. Fixed Income Fund (the “Target Fund”) into the Core Fixed Income Fund (the “Acquiring Fund”) within the Trust.  This action is part of an effort to rationalize the product offering and ensure that investors are receiving the most current and optimal investment solutions offered by SEI Investments Management Corporation (“SIMC”).

For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2016 to September 30, 2017.

2.  Basis of Combination:

The accompanying unaudited Pro Forma Financial Statements Combining Schedules of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of the Target Fund and the Acquiring Fund for the year ended September 30, 2017.  These statements have been derived from the books and records utilized in calculating daily net asset values at September 30, 2017.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Target Fund and the Acquiring Fund.  The Target Fund and the Acquiring Fund follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of the Target Fund for Class F and Class Y Shares of the Acquiring Fund.  Under generally accepted accounting principles, the Acquiring Fund will be the surviving entities for accounting purposes.

The Pro Forma Financial Statements have been adjusted to reflect certain other operating costs that have been adjusted to reflect anticipated expenses of the combined entities.  Other costs which may change as a result of the reorganizations are currently undeterminable.

All fees and expenses incurred directly in connection with the consummation of the Reorganization and the transactions contemplated by the Plan of Reorganization will be borne by the Target Fund.

3. Security Valuation:

For purposes of calculating their daily net asset values (“NAV”), the Target Fund and the Acquiring Fund each generally values their investments as follows:

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”).  The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the

Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy.  Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.  For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the year ended September 30, 2017, there have been no significant changes to the Trust’s fair valuation methodologies.

4.  Federal Income Taxes

It is the intention of the Target Fund and the Acquiring Fund to continue to qualify as a regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the Pro Forma financial statements. The Reorganization will constitute a tax-free reorganization.

5.  Pro Forma Adjustments

The professional fees for the Combined Fund have been reduced to reflect the reduction in audit fees.  The Administration Fees have been decreased to reflect lower fees due to contractual breakpoints that will be realized as a result of the merger. The Investment Advisory Fee Waiver has been increased to reflect the lower voluntary expense cap of the Acquiring Fund. Reorganizational expenses have been added to reflect those expenses specifically borne from the merger. Please see the table below for more details.

Pro Forma Adjustments	Amount	Basis Points
Audit Fees	$35,000	0.0009%
Administration Fee	890,225	0.0229%
Investment Advisory Fee Waiver	(473,798)	-0.0122%
Reorganizational Costs	(200,000)	-0.0051%
Total	$251,436	0.0065%

6.  Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PART C. OTHER INFORMATION

Item 16.  Indemnification:

Article VIII of the Amended and Restated Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 17.  Exhibits:

(1)

Registrant’s Amended and Restated Agreement and Declaration of Trust, dated March 30, 2016 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the Securities and Exchange Commission (“SEC”) on March 31, 2016 (“Post-Effective Amendment No. 113”).

(2)

Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011 (“Post-Effective Amendment No. 77”).

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is attached as Exhibit A to the Information Statement/Prospectus contained in this Registration Statement.

(5)(a)	See Article V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (1) of this Registration Statement.

(5)(b)	See Section 2 of the Registrant’s Amended and Restated By-Laws, which has been incorporated by reference in Exhibit (2) of this Registration Statement.

(6)(a)

Investment Advisory Agreement, dated December 16, 1994, between the Trust and SEI Investments Management Corporation (“SIMC”) is herein incorporated by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997 (“Post-Effective Amendment No. 26”).

(6)(b)

Amended Schedule B, as last revised September 11, 2017, to the Investment Advisory Agreement, dated December 16, 1994, between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 26, 2018 (“Post-Effective Amendment No. 122”).

(6)(c)

Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(84) of Post- Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(6)(d)

Amendment, dated September 15, 2015, and amended Schedules A and B, as last revised September 15, 2015, to the Investment Sub-Advisory Agreement, dated July, 13, 2006, between SIMC and Acadian Asset Management LLC with respect to the Global Managed Volatility and Multi-Strategy Alternative Funds are herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2016 (“Post-Effective Amendment No. 111”).

(6)(e)

Amendment, dated June 30, 2016, and amended Schedules A and B, as last revised June 30, 2016, to the Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC with respect to the Global Managed Volatility, Tax-Managed International Managed Volatility and Multi-Strategy Alternative Funds are herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 1, 2016 (“Post-Effective Amendment No. 116”).

(6)(f)

Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003 (“Post-Effective Amendment No. 39”).

(6)(g)

Amendment, dated June 24, 2011, and amended Schedule A, as last revised June 24, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility and Large Cap Funds are herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 77.

(6)(h)

Amendment, dated December 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended June 24, 2011, and with amended Schedule A, as last revised June 24, 2011, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012 (“Post-Effective Amendment No. 80”).

(6)(i)

Amended Schedule B, as last revised March 24, 2015, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended June 24, 2011 and December 15, 2011, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 111.

(6)(j)	Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 77.

(6)(k)

Amendment, dated June 30, 2014, and amended Schedules A and B, as last revised June 30, 2014, to the Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds are herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014 (“Post-Effective Amendment No. 96”).

(6)(l)

Amended Schedule A, as last revised January 8, 2016, to the Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 111.

(6)(m)

Investment Sub-Advisory Agreement, dated October 1, 2016, between SIMC and Analytic Investors, LLC with respect to the Global Managed Volatility and U.S. Managed Volatility Funds is herein incorporated by reference to Exhibit

(d)(13) of Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N1-A (File Nos. 033-099504 and 811-04878), filed with the SEC on January 27, 2017 (“Post-Effective Amendment No. 119”).

(6)(n)

Investment Sub-Advisory Agreement, dated October 1, 2016, between SIMC and Analytic Investors, LLC with respect to the Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 119.

(6)(o)

Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009 (“Post-Effective Amendment No. 71”).

(6)(p)

Amendment, dated June 28, 2011, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap and Large Cap Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 77.

(6)(q)

Amended Schedules A and B, as last revised January 11, 2016, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Large Cap, Large Cap Value, Tax-Managed Small/Mid Cap, Small Cap, Small Cap Value and Multi-Asset Accumulation Funds are herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 111.

(6)(r)

Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(6)(s)

Amended Schedule A, as last revised May 21, 2009, to the Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond and Enhanced Income Funds is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009 (“Post-Effective Amendment No. 70”).

(6)(t)

Amended Schedule B, as last revised June 28, 2017, to the Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond and Enhanced Income

Funds is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 122.

(6)(u)

Amended and Restated Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and ArrowMark Colorado Holdings, LLC with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 111.

(6)(v)

Investment Sub-Advisory Agreement, dated December 23, 2015, between SIMC and Axiom International Investors LLC with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 111.

(6)(w)

Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Beachhead Capital Management, LLC with respect to the Long/Short Alternative Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 15, 2014 (“Post-Effective Amendment No. 99”).

(6)(x)

Investment Sub-Advisory Agreement, dated March 26, 2014, between SIMC and Benefit Street Partners L.L.C. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 96.

(6)(y)

Investment Sub-Advisory Agreement, dated March 31, 2016, between SIMC and BlackRock Advisors, LLC with respect to the Conservative Income and Tax-Free Conservative Income Funds is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 115 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on May 18, 2016 (“Post-Effective Amendment No. 115”).

(6)(z)

Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and BlackRock Investment Management, LLC with respect to the Tax-Managed Large Cap, Large Cap Growth and Large Cap Funds is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 111.

(6)(aa)

Amended and Restated Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Brandywine Global Investment Management, LLC with respect to the Large Cap, Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 111.

(6)(bb)	Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LP with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 70.

(6)(cc)

Amendment, dated December 7, 2016, and Amended Schedules A and B, as last revised December 7, 2016, to the Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LP with respect to the High Yield Bond and Multi-Strategy Alternative Funds are herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 119.

(6)(dd)

Investment Sub-Advisory Agreement, dated December 7, 2016, between SIMC and Caerus Investors, LLC with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 119.

(6)(ee)

Investment Sub-Advisory Agreement, dated January 12, 2016, between SIMC and Cardinal Capital Management, L.L.C. with respect to the Small Cap Value and Tax-Managed Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 111.

(6)(ff)

Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and CastleArk Management LLC with respect to the Tax-Managed Small/Mid Cap Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2015 (“Post-Effective Amendment No. 102”).

(6)(gg)

Investment Sub-Advisory Agreement, dated December 5, 2017, between SIMC and CenterSquare Investment Management LLC with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 122.

(6)(hh)

Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Coho Partners, Ltd. with respect to the Tax-Managed Large Cap, Large Cap and Large Cap Value Fund is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 111.

(6)(ii)

Amended Schedule B, as last revised March 29, 2017, to the Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Coho Partners, Ltd. with respect to the Tax-Managed Large Cap, Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 122.

(6)(jj)	Amended and Restated Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and EAM Investors LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 111.

(6)(kk)

Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Emso Asset Management Limited with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 111.

(6)(ll)

Investment Sub-Advisory Agreement, dated December 23, 2015, between SIMC and Falcon Point Capital, LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 111.

(6)(mm)

Investment Sub-Advisory Agreement, dated December 6, 2016, between SIMC and Fiera Capital Inc. with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 119.

(6)(nn)

Amended Schedule B, as last revised March 28, 2017, to the Investment Sub-Advisory Agreement, dated December 6, 2016, between SIMC and Fiera Capital Inc. with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 122.

(6)(oo)

Investment Sub-Advisory Agreement, dated January 11, 2016, between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 111.

(6)(pp)

Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Investment Management, LLC (f/k/a Guggenheim Partners Asset Management, LLC) with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 80.

(6)(qq)

Amended Schedule B, as last revised March 30, 2012, to the Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Investment Management, LLC (f/k/a Guggenheim Partners Asset Management, LLC) with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 3, 2012.

(6)(rr)	Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Large Cap and Large Cap

Growth Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 96.

(6)(ss)

Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 96.

(6)(tt)

Amendment, dated June 23, 2015, and Amended Schedule A, as last revised June 23, 2015, to the Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 111.

(6)(uu)

Amended Schedule B, as last revised March 29, 2017, to the Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and Jackson Square Partners, LLC with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 122.

(6)(vv)

Investment Sub-Advisory Agreement, dated April 1, 2010, between SIMC and Jennison Associates LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011 (“Post-Effective Amendment No. 75”).

(6)(ww)

Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005 (“Post-Effective Amendment No. 45”).

(6)(xx)

Amendment, dated January 25, 2012, to the Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2012 (“Post-Effective Amendment No. 81”).

(6)(yy)

Amended Schedules A and B, dated June 25, 2014, to the Investment Sub-Advisory Agreement, dated October 3, 2005, as amended January 25, 2012, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 96.

(6)(zz)

Investment Sub-Advisory Agreement, dated April 19, 2016, between SIMC and Kettle Hill Capital Management, LLC with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 119.

(6)(aaa)

Amended Schedule B, as last revised September 13, 2017, to the Investment Sub-Advisory Agreement, dated April 19, 2016, between SIMC and Kettle Hill Capital Management, LLC with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 122.

(6)(bbb)

Investment Sub-Advisory Agreement, dated December 5, 2017, between SIMC and LMCG Investments, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 122.

(6)(ccc)

Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 1995.

(6)(ddd)

Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003 (“Post-Effective Amendment No. 40”).

(6)(eee)

Amended Schedule C, dated July 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(6)(fff)

Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(6)(ggg)

Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40.

(6)(hhh)

Amended Schedule A, as last revised September 25, 2009, to the Investment Sub-Advisory Agreement, dated August 3, 2001, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap and Large Cap Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 71.

(6)(iii)

Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 77.

(6)(jjj)

Amended Schedules A and B, as last revised June 30, 2016, to the Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 116.

(6)(kkk)

Investment Sub-Advisory Agreement, dated February 6, 2013, between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 96.

(6)(lll)

Investment Sub-Advisory Agreement, dated September 15, 2015, between SIMC and Mountaineer Partners Management, LLC with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 111.

(6)(mmm)

Investment Sub-Advisory Agreement, dated December 11, 2013, between SIMC and PanAgora Asset Management Inc. with respect to the Multi-Asset Accumulation Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014 (“Post-Effective Amendment No. 91”).

(6)(nnn)

Amended Schedules A and B, as last revised March 29, 2017, to the Investment Sub-Advisory Agreement, dated December 11, 2013, between SIMC and PanAgora Asset Management Inc. with respect to the Multi-Asset Accumulation Fund are herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 122.

(6)(ooo)

Amended and Restated Investment Sub-Advisory Agreement, dated January 12, 2016, between SIMC and Parametric Portfolio Associates LLC with respect to the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 111.

(6)(ppp)

Amended Schedules A and B, as last revised June 30, 2016, to the Investment Sub-Advisory Agreement, dated January 12, 2016, between SIMC and Parametric Portfolio Associates LLC with respect to the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 116.

(6)(qqq)

Investment Sub-Advisory Agreement, dated May 30, 2014, between SIMC and QS Investors, LLC with respect to the Multi-Asset Inflation Managed Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 96.

(6)(rrr)

Amended Schedule B, as last revised April 20, 2017, to the Investment Sub-Advisory Agreement, dated May 30, 2014, between SIMC and QS Investors, LLC with respect to the Multi-Asset Inflation Managed Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 122.

(6)(sss)

Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39.

(6)(ttt)

Assignment and Assumption Agreement, dated July 1, 2004, between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004 (“Post-Effective Amendment No. 43”).

(6)(uuu)

Amended Schedules A and B, as last revised July 8, 2009, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as assigned and assumed, July 1, 2004, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Large Cap Growth, Tax-Managed Large Cap, Mid-Cap and Large Cap Funds are herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 71.

(6)(vvv)

Amendment, dated January 23, 2012, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as assigned and assumed July 1, 2004, with Amended Schedules A and B, as last revised July 8, 2009, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Mid-Cap Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 81.

(6)(www)

Investment Sub-Advisory Agreement, dated September 15, 2015, between SIMC and Ramius Advisors, LLC with respect to the Multi-Strategy Alternative Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 111.

(6)(xxx)

Investment Sub-Advisory Agreement, dated December 6, 2016, between SIMC and Rice Hall James & Associates LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 119.

(6)(yyy)

Amended Schedules A and B, as last revised December 6, 2017, to the Investment Sub-Advisory Agreement, dated December 6, 2016, between SIMC and Rice Hall James & Associates LLC with respect to the Small Cap and Tax-Managed Small/Mid Cap Funds are herein incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 122.

(6)(zzz)

Investment Sub-Advisory Agreement, dated December 5, 2017, between SIMC and Schafer Cullen Capital Management with respect to the Tax-Managed Large Cap Fund is is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 122.

(6)(aaaa)

Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39.

(6)(bbbb)

Amended Schedules A and B, as last revised March 24, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund are herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 77.

(6)(cccc)

Amendment, dated September 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 77.

(6)(dddd)

Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Snow Capital Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 102.

(6)(eeee)

Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Snow Capital Management, L.P. with respect to the Tax-Managed Small/Mid Cap Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 102.

(6)(ffff)

Amended Schedules A and B, as last revised January 11, 2016, to the Investment Sub-Advisory Agreement, dated December 10, 2014, between SIMC and Snow Capital Management L.P. with respect to the Large Cap, Large Cap Value, Tax-Managed Small/Mid Cap, Small Cap Value and Small Cap Funds are herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 111.

(6)(gggg)

Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007 (“Post-Effective Amendment No. 62”).

(6)(hhhh)

Amendment, dated June 23, 2015, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index, Multi-Asset Income and Dynamic Asset Allocation Funds are herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 29, 2015 (“Post-Effective Amendment No. 107”).

(6)(iiii)

Amended Schedule A, as last revised September 11, 2017, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index, Multi-Asset Income, Dynamic Asset Allocation and Large Cap Index Funds is herein incorporated by reference to Exhibit (d)(87) of Post-Effective Amendment No. 122.

(6)(jjjj)

Amended Schedule B, as last revised December 6, 2017, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSGA Funds Management, Inc. with respect to the S&P 500 Index, Multi-Asset Income, Dynamic Asset Allocation and Large Cap Index Funds is herein incorporated by reference to Exhibit (d)(88) of Post-Effective Amendment No. 122.

(6)(kkkk)

Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Wellington Management Company LLP with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2004.

(6)(llll)

Amendment, dated April 10, 2012, to the Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Wellington Management Company LLP with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(87) of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013 (“Post-Effective Amendment No. 88”).

(6)(mmmm)

Amended Schedules A and B, as last revised June 25, 2014, to the Investment Sub-Advisory Agreement, dated November 12, 2003, as amended April 10, 2012, between SIMC and Wellington Management Company LLP with respect to the Enhanced Income Fund are herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 96.

(6)(nnnn)

Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40.

(6)(oooo)

Amended Schedules A and B, as last revised April 30, 2009, to the Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 70.

(6)(pppp)

Investment Sub-Advisory Agreement, dated March 24, 1997, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 28.

(6)(qqqq)

Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 24, 1997, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40.

(6)(rrrr)

Amended Schedules A and B, as last revised April 28, 2009, to the Investment Sub-Advisory Agreement, dated March 24, 1997, as amended July 1, 2003, between SIMC and Western Asset Management Company with respect to the

Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009 (“Post-Effective Amendment No. 69”).

(6)(ssss)

Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 45.

(6)(tttt)

Amended Schedules A and B, as last revised April 28, 2009, to the Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 69.

(7)(a)

Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003 (“Post-Effective Amendment No. 38”).

(7)(b)

Amended Schedule A, as last revised September 11, 2017, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 122.

(8)	Not Applicable.

(9)(a)

Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 88.

(9)(b)

Amendment, dated June 30, 2016, to the Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 116.

(9)(c)

Amendment, dated October 26, 2016, to the Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 119.

(9)(d)

Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 91.

(9)(e)

Tenth Amendment, dated December 11, 2017, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Registrant and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 122.

(9)(f)

Form of Eleventh Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Registrant and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(6) of Post-Effective Amendment No. 122.

(10)

Amended and Restated Rule 18f-3 Multiple Class Plan, dated January 28, 2015, with Amended Schedule A, as last revised June 21, 2016, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 119.

(11)

Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is herein incorporated by reference to Exhibit (11) of Registrant’s Initial Registration Statement on Form N-14 (File No. 333-224553), filed with the SEC on April 30, 2018 (“Initial Registration Statement on Form N-14”).

(12)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is herein incorporated by reference to Exhibit (12) of Registrant’s Initial Registration Statement on Form N-14.

(13)(a)

Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43.

(13)(b)

Amended Schedule D, as last revised September 11, 2017, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 122.

(13)(c)

Amendment No. 1, dated March 28, 2012, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 96.

(13)(d)

Amended and Restated Class F Shareholder Service Plan and Agreement, dated December 5, 2017, between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 122.

(13)(e)

Class I Shares Shareholder Service Plan and Agreement between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant’s Registration

Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(13)(f)

Class I Shares Administrative Services Plan and Agreement, dated October 4, 2001, between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38.

(13)(g)

Form of Expense Limitation Agreement between the Trust, SIMC and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (13)(g) of Registrant’s Initial Registration Statement on Form N-14.

(14)(a)	Consent of Independent Registered Public Accounting Firm is herein incorporated by reference to Exhibit (14)(a) of Registrant’s Initial Registration Statement on Form N-14.

(14)(b)	Consent of Morgan, Lewis & Bockius LLP is herein incorporated by reference to Exhibit (14)(b) of Registrant’s Initial Registration Statement on Form N-14.

(15)	Not Applicable.

(16)(a)	Power of Attorney, dated April 30, 2018, for Mr. William M. Doran is herein incorporated by reference to Exhibit (16)(a) of Registrant’s Initial Registration Statement on Form N-14.

(16)(b)	Power of Attorney, dated April 30, 2018, for Mr. George J. Sullivan, Jr.is herein incorporated by reference to Exhibit (16)(b) of Registrant’s Initial Registration Statement on Form N-14.

(16)(c)	Power of Attorney, dated April 30, 2018, for Ms. Nina Lesavoy is herein incorporated by reference to Exhibit (16)(c) of Registrant’s Initial Registration Statement on Form N-14.

(16)(d)	Power of Attorney, dated April 30, 2018, for Mr. James M. Williams is herein incorporated by reference to Exhibit (16)(d) of Registrant’s Initial Registration Statement on Form N-14.

(16)(e)	Power of Attorney, dated April 30, 2018, for Mr. Mitchell A. Johnson is herein incorporated by reference to Exhibit (16)(e) of Registrant’s Initial Registration Statement on Form N-14.

(16)(f)	Power of Attorney, dated April 30, 2018, for Mr. Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (16)(f) of Registrant’s Initial Registration Statement on Form N-14.

(16)(g)	Power of Attorney, dated April 30, 2018, for Ms. Susan C. Cote is herein incorporated by reference to Exhibit (16)(g) of Registrant’s Initial Registration Statement on Form N-14.

(16)(h)	Power of Attorney, dated April 30, 2018, for Mr. James B. Taylor is herein incorporated by reference to Exhibit (16)(h) of Registrant’s Initial Registration Statement on Form N-14.

(16)(i)	Power of Attorney, dated April 30, 2018, for Ms. Joan A. Binstock is herein incorporated by reference to Exhibit (16)(i) of Registrant’s Initial Registration Statement on Form N-14.

(17)	(a)	Prospectus dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to Post-Effective Amendment No. 122.

(17)	(b)

Supplement dated February 14, 2018 to the Prospectus dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s 497 filing filed with the SEC via EDGAR on February 14, 2018, Accession number 0001104659-18-009511.

(17)	(c)

Supplement dated April 19, 2018 to the Prospectus dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s 497 filing filed with the SEC via EDGAR on February 14, 2018, Accession number 0001104659-18-025294.

(17)	(d)

Supplement dated May 1, 2018 to the Prospectus dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s 497 filing filed with the SEC via EDGAR on May 1, 2018, Accession number 0001104659-18-029162.

(17)	(e)

Supplement dated May 3, 2018 to the Prospectus dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s 497 filing filed with the SEC via EDGAR on May 3, 2018, Accession number 0001104659-18-030276.

(17)	(f)	Statement of Additional Information dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to Post-Effective Amendment No. 122.

(17)	(g)

Supplement dated February 14, 2018 to the Statement of Additional Information dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s 497 filing filed with the SEC via EDGAR on February 14, 2018, Accession number 0001104659-18-009511.

(17)	(h)

Supplement dated April 19, 2018 to the Statement of Additional Information dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s 497 filing filed with the SEC via EDGAR on February 14, 2018, Accession number 0001104659-18-025294

(17)	(i)

Supplement dated May 1, 2018 to the Statement of Additional Information dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s 497 filing filed with the SEC via EDGAR on May 1, 2018, Accession number 0001104659-18-029162.

(17)	(j)

Supplement dated May 3, 2018 to the Statement of Additional Information dated January 31, 2018 for the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s 497 filing filed with the SEC via EDGAR on May 3, 2018, Accession number 0001104659-18-030276.

(17)	(k)

Audited financial statements and related report of the independent public accounting firm included in the Registrant’s Annual Report to Shareholders for the fiscal year ended September 30, 2017, with respect to the Core Fixed Income Fund and the U.S. Fixed Income Fund is herein incorporated by reference to the Registrant’s N-CSR filed with the SEC via EDGAR on December 8, 2017, Accession No. 0001193125-17-364974.

Item 17. Undertakings:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-224553 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on this 31st day of May, 2018.

SEI INSTITUTIONAL MANAGED TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

*	Trustee	May 31, 2018
William M. Doran

*	Trustee	May 31, 2018
George J. Sullivan, Jr.

*	Trustee	May 31, 2018
Nina Lesavoy

*	Trustee	May 31, 2018
James M. Williams

*	Trustee	May 31, 2018
Mitchell A. Johnson

*	Trustee	May 31, 2018
Hubert L. Harris, Jr.

*	Trustee	May 31, 2018
Susan C. Cote

*	Trustee	May 31, 2018
James B. Taylor

/s Robert A. Nesher	Trustee, President & Chief Executive Officer	May 31, 2018
Robert A. Nesher

/s/ James Hoffmayer	Controller & Chief Financial Officer	May 31, 2018
James Hoffmayer

*By:	/s/ Robert A Nesher
Robert A. Nesher
Attorney-in-Fact